Quarterly Portfolios of Investments
Harbor Funds
July 31, 2022
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor Emerging Markets Equity Fund
Harbor Global Leaders Fund
Harbor High-Yield Bond Fund
Harbor International Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Overseas Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Harbor Capital Appreciation Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.4%
Shares		Value
AUTOMOBILES—9.2%
2,563,513	Tesla Inc.*	$2,285,244
BIOTECHNOLOGY—1.1%
955,634	Vertex Pharmaceuticals Inc.*	267,969
CAPITAL MARKETS—3.5%
920,993	Goldman Sachs Group Inc.	307,050
4,230,873	KKR & Co. Inc.	234,644
863,485	S&P Global Inc.	325,474
		867,168
ENERGY EQUIPMENT & SERVICES—1.5%
9,858,853	Schlumberger Ltd.	365,073
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
1,343,579	American Tower Corp.	363,882
FOOD & STAPLES RETAILING—2.4%
1,092,864	Costco Wholesale Corp.	591,567
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
2,647,741	Abbott Laboratories	288,180
1,669,237	Dexcom Inc.*	137,011
566,239	Intuitive Surgical Inc.*	130,331
		555,522
HEALTH CARE PROVIDERS & SERVICES—2.3%
1,034,687	UnitedHealth Group Inc.	561,152
HOTELS, RESTAURANTS & LEISURE—3.2%
2,323,078	Airbnb Inc.*	257,815
153,374	Chipotle Mexican Grill Inc.*	239,911
1,831,966	Marriott International Inc.	290,953
		788,679
INTERACTIVE MEDIA & SERVICES—7.4%
6,599,760	Alphabet Inc. Class A*	767,684
6,356,540	Alphabet Inc. Class C*	741,427
1,424,317	Meta Platforms Inc.*	226,609
2,627,610	ZoomInfo Technologies Inc.*	99,560
		1,835,280
INTERNET & DIRECT MARKETING RETAIL—8.4%
13,452,200	Amazon.com Inc.*	1,815,374
326,481	MercadoLibre Inc. (Uruguay)*	265,661
		2,081,035
IT SERVICES—9.0%
253,541	Adyen NV (Netherlands)*,1	456,062
1,948,096	Mastercard Inc. Class A	689,217
1,648,647	Snowflake Inc.*	247,149
3,988,463	Visa Inc.	845,993
		2,238,421
LIFE SCIENCES TOOLS & SERVICES—2.0%
1,697,253	Danaher Corp.	494,698
MULTILINE RETAIL—0.5%
760,937	Target Corp.	124,322
PERSONAL PRODUCTS—2.0%
1,870,096	Estée Lauder Companies Inc.	510,723
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—4.3%
2,329,308	Eli Lilly & Co.	$767,950
2,701,012	Novo Nordisk AS ADR (Denmark)[2]	313,479
		1,081,429
ROAD & RAIL—1.2%
12,502,356	Uber Technologies Inc.*	293,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.9%
392,228	ASML Holding NV New York Registry Shares (Netherlands)	225,311
862,145	Broadcom Inc.	461,661
4,319,223	NVIDIA Corp.	784,501
		1,471,473
SOFTWARE—14.5%
1,122,238	Adobe Inc.*	460,252
1,340,308	Atlassian Corp. plc (Australia)*	280,553
1,725,216	CrowdStrike Holdings Inc.*	316,750
307,529	HubSpot Inc.*	94,719
5,622,037	Microsoft Corp.	1,578,331
3,849,700	salesforce.com Inc.*	708,422
3,738,351	Trade Desk Inc.*	168,226
		3,607,253
SPECIALTY RETAIL—3.6%
1,249,725	Home Depot Inc.	376,092
328,749	O'Reilly Automotive Inc.*	231,305
4,734,799	TJX Companies Inc.	289,580
		896,977
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.8%
12,004,701	Apple Inc.	1,950,884
TEXTILES, APPAREL & LUXURY GOODS—4.9%
1,022,955	Lululemon Athletica Inc. (Canada)*	317,638
882,450	LVMH Moet Hennessy Louis Vuitton SE (France)	612,733
2,505,303	NIKE Inc.	287,909
		1,218,280
TOTAL COMMON STOCKS
(Cost $15,353,210)		24,450,211
TOTAL INVESTMENTS—98.4%
(Cost $15,353,210)		24,450,211
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		403,114
TOTAL NET ASSETS—100.0%		$24,853,325

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2022, the investments in Adyen NV and LVMH Moet Hennessy Louis Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $456,062 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—96.9%
Principal Amount		Value
AEROSPACE & DEFENSE—0.9%
	Parsons Corp.
$1,473	0.250%—08/15/2025	$1,631
AIRLINES—2.4%
	Jetblue Airways Corp.
2,080	0.500%—04/01/2026	1,493
	Southwest Airlines Co.
852	1.250%—05/01/2025	1,081
	Spirit Airlines Inc.
1,770	1.000%—05/15/2026	1,601
		4,175
AUTO COMPONENTS—0.9%
	LCI Industries
770	1.125%—05/15/2026	763
	Patrick Industries Inc.
962	1.750%—12/01/2028[1]	825
		1,588
AUTOMOBILES—1.9%
	Ford Motor Co.
1,648	0.000%—03/15/2026[2]	1,763
	Winnebago Industries Inc.
1,343	1.500%—04/01/2025	1,553
		3,316
BANKS—0.4%
	Bank of America Finance LLC MTN[3]
643	0.250%—05/01/2023	659
BIOTECHNOLOGY—5.1%
	BioMarin Pharmaceutical Inc.
2,765	0.599%—08/01/2024	2,770
	Coherus Biosciences Inc.
586	1.500%—04/15/2026	420
	Exact Sciences Corp.
1,902	0.375%—03/15/2027	1,483
44	1.000%—01/15/2025	43
		1,526
	Halozyme Therapeutics Inc.
820	0.250%—03/01/2027	771
	Ironwood Pharmaceuticals Inc.
1,662	0.750%—06/15/2024	1,746
451	1.500%—06/15/2026	487
		2,233
	Qiagen NV
1,200	0.000%—12/17/2027[2]	1,109
		8,829
COMMUNICATIONS EQUIPMENT—1.2%
	Lumentum Holdings Inc.
381	0.500%—12/15/2026	422
1,813	0.500%—06/15/2028[1]	1,679
		2,101
CONSUMER FINANCE—1.0%
	SoFi Technologies Inc.
1,138	0.000%—10/15/2026[1,2]	803
	Upstart Holdings Inc.
1,501	0.250%—08/15/2026[1]	831
		1,634
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED CONSUMER SERVICES—1.5%
	Chegg Inc.
$1,144	0.000%—09/01/2026[2]	$869
	Stride Inc.
1,563	1.125%—09/01/2027	1,643
		2,512
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	Liberty Latin America Ltd.
370	2.000%—07/15/2024	320
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
	Insight Enterprises Inc.
1,217	0.750%—02/15/2025	1,730
	Itron Inc.
1,275	0.000%—03/15/2026[2]	1,080
		2,810
ENTERTAINMENT—2.5%
	IMAX Corp.
2,405	0.500%—04/01/2026	2,142
	Live Nation Entertainment Inc.
1,679	2.000%—02/15/2025	1,891
	Pandora Media LLC
269	1.750%—12/01/2023	306
		4,339
FOOD PRODUCTS—0.3%
	Beyond Meat Inc.
1,372	0.000%—03/15/2027[2]	542
HEALTH CARE EQUIPMENT & SUPPLIES—7.5%
	CONMED Corp.
1,213	2.250%—06/15/2027[1]	1,167
424	2.625%—02/01/2024	520
		1,687
	Dexcom Inc.
2,149	0.250%—11/15/2025	2,043
	Insulet Corp.
1,593	0.375%—09/01/2026	2,006
	Integra Lifesciences Holdings Corp.
2,718	0.500%—08/15/2025	2,612
	Novocure Ltd.
1,327	0.000%—11/01/2025[2]	1,159
	Nuvasive Inc.
2,341	0.375%—03/15/2025	2,148
550	1.000%—06/01/2023	538
		2,686
	Tandem Diabetes Care Inc.
776	1.500%—05/01/2025[1]	758
		12,951
HEALTH CARE PROVIDERS & SERVICES—0.3%
	Guardant Health Inc.
747	0.000%—11/15/2027[2]	532
HEALTH CARE TECHNOLOGY—1.6%
	Allscripts Healthcare Solutions Inc.
885	0.875%—01/01/2027	1,163
	Livongo Health Inc.
922	0.875%—06/01/2025	797

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—Continued
	Teladoc Health Inc.
$1,147	1.250%—06/01/2027	$859
		2,819
HOTELS, RESTAURANTS & LEISURE—7.3%
	Airbnb Inc.
937	0.000%—03/15/2026[2]	820
	Booking Holdings Inc.
938	0.750%—05/01/2025	1,255
	DraftKings Inc.
1,372	0.000%—03/15/2028[2]	831
	Marriott Vacations Worldwide Corp.
1,734	0.000%—01/15/2026[2]	1,736
	NCL Corp Ltd.
2,230	1.125%—02/15/2027[1]	1,529
	Royal Caribbean Cruises Ltd.
1,313	2.875%—11/15/2023	1,223
1,338	4.250%—06/15/2023	1,316
		2,539
	Shake Shack Inc.
1,367	0.000%—03/01/2028[2]	977
	The Cheesecake Factory Inc.
1,014	0.375%—06/15/2026	805
	Vail Resorts Inc.
2,235	0.000%—01/01/2026[2]	2,044
		12,536
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.8%
	Nextera Energy Partners LP
1,218	0.000%—11/15/2025[1,2]	1,367
INTERACTIVE MEDIA & SERVICES—3.7%
	IAC FinanceCo 3 Inc.
896	2.000%—01/15/2030[1]	1,013
	J2 Global Inc.
1,352	1.750%—11/01/2026[1]	1,376
	Liberty Tripadvisor Holdings Inc.
1,190	0.500%—06/30/2051[1]	797
	Snap Inc.
560	0.000%—05/01/2027[2]	401
1,488	0.125%—03/01/2028[1]	1,008
		1,409
	Spotify USA Inc.
599	0.000%—03/15/2026[2]	492
	Tripadvisor Inc.
939	0.250%—04/01/2026	737
	Twitter Inc.
431	0.000%—03/15/2026[2]	399
178	0.250%—06/15/2024	181
		580
		6,404
INTERNET & DIRECT MARKETING RETAIL—2.7%
	Etsy Inc.
1,782	0.125%—10/01/2026-09/01/2027	1,857
1,211	0.250%—06/15/2028	982
		2,839
	Fiverr International Ltd.
1,152	0.000%—11/01/2025[2]	910
CONVERTIBLE BONDS—Continued
Principal Amount		Value
INTERNET & DIRECT MARKETING RETAIL—Continued
	Wayfair Inc.
$1,001	0.625%—10/01/2025	$683
437	1.000%—08/15/2026	303
		986
		4,735
IT SERVICES—6.7%
	Akamai Technologies Inc.
1,157	0.125%—05/01/2025	1,334
1,764	0.375%—09/01/2027	1,829
		3,163
	Block Inc.
1,127	0.125%—03/01/2025	1,156
1,105	0.250%—11/01/2027	889
		2,045
	DigitalOcean Holdings Inc.
1,688	0.000%—12/01/2026[1,2]	1,274
	Euronet Worldwide Inc.
1,857	0.750%—03/15/2049	1,835
	Okta Inc.
1,002	0.375%—06/15/2026	859
	Perficient Inc.
1,031	0.125%—11/15/2026[1]	883
	Shift4 Payments Inc.
716	0.500%—08/01/2027[1]	517
	Shopify Inc.
553	0.125%—11/01/2025	477
	Square Inc.
393	0.500%—05/15/2023	470
		11,523
LEISURE PRODUCTS—0.5%
	Peloton Interactive Inc.
1,416	0.000%—02/15/2026[2]	938
LIFE SCIENCES TOOLS & SERVICES—0.3%
	Repligen Corp.
269	0.375%—07/15/2024	518
MACHINERY—1.4%
	Greenbrier Cos. Inc.
1,735	2.875%—04/15/2028	1,537
	John Bean Technologies Corp.
884	0.250%—05/15/2026	827
		2,364
MEDIA—3.3%
	Cable One Inc.
943	0.000%—03/15/2026[2]	813
	Dish Network Corp.
3,061	3.375%—08/15/2026	2,186
	Liberty Media Corp.
206	1.000%—01/30/2023	379
251	1.375%—10/15/2023	318
2,042	2.125%—03/31/2048[1]	1,989
		2,686
		5,685
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
	Blackstone Mortgage Trust Inc.
1,872	5.500%—03/15/2027	1,773

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—1.1%
	Total SA MTN[3]
$1,800	0.500%—12/02/2022	$1,808
PERSONAL PRODUCTS—0.2%
	Herbalife Nutrition Ltd.
316	2.625%—03/15/2024	287
PHARMACEUTICALS—2.3%
	Jazz Investments I Ltd.
2,700	1.500%—08/15/2024	2,678
1,059	2.000%—06/15/2026	1,268
		3,946
PROFESSIONAL SERVICES—1.2%
	FTI Consulting Inc.
752	2.000%—08/15/2023	1,234
	KBR Inc.
407	2.500%—11/01/2023	864
		2,098
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.2%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
1,012	0.250%—06/15/2026	763
	Redfin Corp.
827	0.000%—10/15/2025[2]	506
860	0.500%—04/01/2027	441
		947
	Zillow Group Inc.
495	1.375%—09/01/2026	531
1,627	2.750%—05/15/2025	1,589
		2,120
		3,830
ROAD & RAIL—0.7%
	Uber Technologies Inc.
1,413	0.000%—12/15/2025[2]	1,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
	Enphase Energy Inc.
2,276	0.000%—03/01/2026-03/01/2028[2]	2,780
	MACOM Technology Solutions Holdings Inc.
810	0.250%—03/15/2026	796
	Microchip Technology Inc.
2,193	0.125%—11/15/2024	2,282
	ON Semiconductor Corp.
915	0.000%—05/01/2027[2]	1,282
	Silicon Laboratories Inc.
791	0.625%—06/15/2025	1,063
	SolarEdge Technologies Inc.
1,041	0.000%—09/15/2025[2]	1,532
	STMicroelectronics NV
1,400	0.000%—08/04/2025[2]	1,574
		11,309
SOFTWARE—23.9%
	Alarm.com Holdings Inc.
1,036	0.000%—01/15/2026[2]	875
	Altair Engineering Inc.
575	1.750%—06/15/2027[1]	602
	Alteryx Inc.
806	1.000%—08/01/2026	647
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Avalara Inc.
$1,253	0.250%—08/01/2026[1]	$1,081
	Bentley Systems Inc.
357	0.125%—01/15/2026	331
647	0.375%—07/01/2027	534
		865
	Blackline Inc.
1,374	0.000%—03/15/2026[2]	1,134
1,347	0.125%—08/01/2024	1,456
		2,590
	Box Inc.
1,577	0.000%—01/15/2026[2]	1,955
	Ceridian HCM Holding Inc.
1,076	0.250%—03/15/2026	904
	Coupa Software Inc.
655	0.125%—06/15/2025	573
1,024	0.375%—06/15/2026	823
		1,396
	CyberArk Software Ltd.
2,275	0.000%—11/15/2024[2]	2,463
	Datadog Inc.
994	0.125%—06/15/2025	1,314
	Dropbox Inc.
1,926	0.000%—03/01/2026-03/01/2028[2]	1,768
	Envestnet Inc.
350	1.750%—06/01/2023	365
	Envestnet Inc. Co.
2,421	0.750%—08/15/2025	2,164
	Five9 Inc.
1,680	0.500%—06/01/2025	1,779
	InterDigital Inc.
801	3.500%—06/01/2027[1]	827
	JAMF Holding Corp.
1,224	0.125%—09/01/2026[1]	1,042
	NICE Ltd.
1,472	0.000%—09/15/2025[2]	1,489
	Palo Alto Networks Inc.
344	0.750%—07/01/2023	651
	Pegasystems Inc.
2,348	0.750%—03/01/2025	1,895
	Q2 Holdings Inc.
279	0.125%—11/15/2025	227
2,398	0.750%—06/01/2026	2,080
		2,307
	Rapid7 Inc.
1,886	0.250%—03/15/2027	1,706
233	2.250%—05/01/2025	289
		1,995
	Splunk Inc.
3,583	1.125%—09/15/2025-06/15/2027	3,355
	Unity Software Inc.
656	0.000%—11/15/2026[1,2]	491
	Varonis System Inc.
1,026	1.250%—08/15/2025	1,118
	Verint Systems Inc.
2,149	0.250%—04/15/2026	2,041
	Workiva Inc.
809	1.125%—08/15/2026	880
	Zendesk Inc.
1,663	0.625%—06/15/2025	1,630

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Zscaler Inc.
$632	0.125%—07/01/2025	$786
		41,275
SPECIALTY RETAIL—0.3%
	Burlington Stores Inc.
546	2.250%—04/15/2025	562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
	Pure Storage Inc.
1,985	0.125%—04/15/2023	2,352
TOTAL CONVERTIBLE BONDS
(Cost $181,030)		167,249
TOTAL INVESTMENTS—96.9%
(Cost $181,030)		167,249
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		5,410
TOTAL NET ASSETS—100.0%		$172,659

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $21,859 or 13% of net assets.

2	Zero coupon bond
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—11.6%
Principal Amount		Value
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
$385	1.937%—08/15/2046[1]	$347
	AMSR Trust
	Series 2021-SFR3 Cl. A
410	1.476%—10/17/2038[1]	368
	Capital One Multi-Asset Execution Trust
	Series 2022-A2 Cl. A
292	3.490%—05/15/2027	294
	CF Hippolyta Issuer LLC
	Series 2020-1 Cl. A1
312	1.690%—07/15/2060[1]	287
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
393	2.662%—04/25/2051[1]	347
	FirstKey Homes Trust
	Series 2020-SFR2 Cl. A
361	1.266%—10/19/2037[1]	337
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl. A
250	2.040%—08/15/2031[1]	241
	GM Financial Consumer Automobile Receivables Trust
	Series 2022-3 Cl A4
288	3.710%—12/16/2027	292
	Home Partners of America Trust
	Series 2020-2 Cl. A
276	1.532%—01/17/2041[1]	246
	Navient Private Education Refi Loan Trust
	Series 2021-A Cl. A
152	0.840%—05/15/2069[1]	139
	Series 2021-BA Cl. A
331	0.940%—07/15/2069[1]	303
		442
	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A Cl. A1
339	1.850%—11/20/2050[1]	312
	Palmer Square CLO Ltd.[2]
	Series 2013 Cl. 2A
447	3.738% (3 Month USD LIBOR + 1.000) 10/17/2031[1,3]	438
	Palmer Square Loan Funding Ltd.
	Series 2022-2A Cl. A1
390	2.358% (3 Month CME Term SOFR + 1.270) 10/15/2030[1,3]	385
	Progress Residential Trust
	Series 2019-SFR3 Cl. A
441	2.271%—09/17/2036[1]	428
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
202	3.812%—04/20/2045[1]	197
	Stack Infrastructure Issuer LLC
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	179
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
164	2.820%—11/20/2049[1]	153
	Series 2018-1A Cl. A1
195	3.960%—10/20/2048[1]	193
		346
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2II
383	2.294%—08/25/2051[1]	326
	Vantage Data Centers LLC
	Series 2020-2A Cl. A2
251	1.992%—09/15/2045	223
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
$202	2.370%—06/15/2051[1]	$174
	Series 2019-1A Cl. A2I
163	3.783%—06/15/2049[1]	157
		331
		6,366
	U.S. Small Business Administration
	Series 2022-25E Cl. 1
417	3.940%—05/01/2047	433
TOTAL ASSET-BACKED SECURITIES
(Cost $7,226)		6,799

COLLATERALIZED MORTGAGE OBLIGATIONS—10.6%
	BANK 2021-BNK36
	Series 2021-BN36 Cl. A5
689	2.470%—09/15/2064	616
	Barclays Commerical Mortgage Securities LLC
	Series 2012-C2 Cl. A4
22	3.525%—05/10/2063	22
	Benchmark Mortgage Trust
	Series 2021-B26 Cl. A3
387	2.391%—06/15/2054	357
	Series 2019-B15 Cl. A5
212	2.928%—12/15/2072	199
		556
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
403	2.699% (1 Month USD LIBOR + 0.700) 09/15/2036[1,3]	388
	Series 2019-XL Cl. A
422	2.919% (1 Month USD LIBOR + 0.920) 10/15/2036[1,3]	417
		805
	CIM Trust Corp.
	Series 2020-INV1 Cl. A2
97	2.500%—04/25/2050[1,3]	87
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR21 Cl. A3
239	3.528%—12/10/2047	236
	Series 2014-UBS3 Cl. A3
443	3.546%—06/10/2047	435
		671
	Flagstar Mortgage Trust
	Series 2021-8INV Cl. A3
347	2.500%—09/25/2051	309
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
165	2.000%—11/25/2059	157
	Series 2020-3 Cl. MA
194	2.000%—05/25/2060	184
	Series 2021-1 Cl. MA
271	2.000%—09/25/2060	255
	Series 2020-1 Cl. MA
182	2.500%—08/25/2059	176
	Series 2017-2 Cl. MA
62	3.000%—08/25/2056	61
	Series 2018-1 Cl. MA
127	3.000%—05/25/2057	125
	Series 2018-4 Cl. MA
8	3.500%—03/25/2058	8

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2019-2 Cl. MA
$199	3.500%—08/25/2058	$199
		1,165
	FRESB Mortgage Trust
	Series 2019-SB63 Cl. A5H
267	2.550% (1 Month USD LIBOR + 0.700) 02/25/2039[3]	263
	GS Mortgage Backed Securities Trust
	Series 2020-INV1 Cl. A14
183	2.930%—10/25/2050[1,3]	170
	Series 2020-PJ4 Cl. A2
116	3.000%—01/25/2051[1,3]	102
		272
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
103	2.856% (1 Month USD LIBOR + 0.700) 03/17/2037[1,3]	102
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
44	2.816%—11/15/2048	44
	Series 2019-C6 Cl. A4
351	3.057%—11/13/2052	329
		373
	MetLife Securitization Trust
	Series 2020-INV1 Cl. A2A
140	2.500%—05/25/2050[1,3]	131
	PSMC Trust
	Series 2021-2 Cl. A3
493	2.500%—05/25/2051[1,3]	460
	Series 2020-2 Cl. A2
60	3.000%—05/25/2050[1,3]	59
		519
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
334	1.499%—07/17/2038[1]	310
	Wells Fargo Mortgage Backed Securities Trust
	Series 2021-INV1 Cl. A2
5	2.500%—08/25/2051[1,3]	4
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,744)		6,205

CORPORATE BONDS & NOTES—33.9%
AEROSPACE & DEFENSE—1.8%
	BAE Systems Holdings Inc.
400	3.400%—04/15/2030[1]	379
	Boeing Co.
259	5.150%—05/01/2030	262
86	5.805%—05/01/2050	85
		347
	Lockheed Martin Corp.
175	4.700%—05/15/2046	185
	Northrop Grumman Corp.
108	5.250%—05/01/2050	119
		1,030
AIR FREIGHT & LOGISTICS—0.3%
	FedEx Corp.
200	4.050%—02/15/2048	176
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AIRLINES—2.1%
	Air Canada Pass-Through Trust
$208	3.600%—03/15/2027[1]	$197
	Delta Air Lines Pass-Through Trust
258	3.625%—07/30/2027	246
	United Airlines Pass-Through Trust
159	3.100%—01/07/2030	148
668	4.000%—04/11/2026	630
		778
		1,221
AUTOMOBILES—0.2%
	Toyota Motor Credit Corp. MTN[4]
147	3.375%—04/01/2030	143
BANKS—3.8%
	Bank of America Corp.
375	4.948%—07/22/2028[3]	386
	Bank of America Corp. MTN[4]
156	4.330%—03/15/2050[5]	149
	Citigroup Inc.
321	3.400%—05/01/2026	316
129	3.520%—10/27/2028[5]	124
209	4.412%—03/31/2031[5]	207
		647
	JPMorgan Chase & Co.
366	4.203%—07/23/2029[5]	361
250	4.493%—03/24/2031[5]	252
		613
	Lloyds Banking Group plc
300	2.438% (U.S. Treasury 1 Year Constant Maturity Yield + 1.000) 02/05/2026[3]	286
	Wells Fargo & Co. MTN[4]
172	4.808%—07/25/2028[3]	176
		2,257
BEVERAGES—0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
268	4.900%—02/01/2046	270
BIOTECHNOLOGY—0.4%
	Abbvie Inc.
230	4.500%—05/14/2035	234
CAPITAL MARKETS—3.6%
	Blackstone Holdings Finance Co. LLC
173	2.800%—09/30/2050[1]	121
216	3.500%—09/10/2049[1]	172
		293
	Goldman Sachs Group Inc.
221	3.800%—03/15/2030	212
	KKR Group Finance Co. II LLC
54	5.500%—02/01/2043[1]	55
	KKR Group Finance Co. III LLC
110	5.125%—06/01/2044[1]	108
	Macquarie Group Ltd.
363	1.340%—01/12/2027[1,5]	324
	Moody's Corp.
188	2.550%—08/18/2060	124

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Morgan Stanley MTN[4]
$495	3.125%—07/27/2026	$485
215	3.622%—04/01/2031[5]	205
		690
	UBS Group AG
300	4.125%—04/15/2026[1]	299
		2,105
CONSUMER FINANCE—0.6%
	General Motors Financial Co. Inc.
334	4.150%—06/19/2023	335
DIVERSIFIED FINANCIAL SERVICES—0.5%
	Ferguson Finance plc
310	3.250%—06/02/2030[1]	276
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
	AT&T Inc.
504	2.901% (3 Month USD LIBOR + 1.180) 06/12/2024[3]	503
	Verizon Communications Inc.
122	4.500%—08/10/2033	124
		627
ELECTRIC UTILITIES—2.7%
	Berkshire Hathaway Energy Co.
205	6.125%—04/01/2036	237
	Eversource Energy
150	2.900%—10/01/2024	147
	Exelon Corp.
62	4.700%—04/15/2050	61
278	5.100%—06/15/2045	289
		350
	Northern States Power
118	4.500%—06/01/2052	122
	Southern Co.
330	3.250%—07/01/2026	325
228	4.250%—07/01/2036	220
		545
	Xcel Energy Inc.
170	3.400%—06/01/2030	162
		1,563
ENTERTAINMENT—0.6%
	Magallanes Inc.
229	5.141%—03/15/2052[1]	202
	Walt Disney Co.
124	4.700%—03/23/2050	129
		331
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
	Digital Realty Trust LP
93	3.600%—07/01/2029	88
	Federal Realty Investment Trust
393	1.250%—02/15/2026	357
		445
HEALTH CARE PROVIDERS & SERVICES—2.5%
	Cigna Corp.
240	3.400%—03/01/2027	237
	CommonSpirit Health
172	4.187%—10/01/2049	147
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	CVS Pass-Through Trust
$182	5.773%—01/10/2033[1]	$193
95	5.880%—01/10/2028	100
340	8.353%—07/10/2031[1]	393
		686
	PeaceHealth Obligated Group
440	1.375%—11/15/2025	410
		1,480
HOTELS, RESTAURANTS & LEISURE—0.3%
	McDonald's Corp. MTN[4]
175	3.500%—07/01/2027	175
INSURANCE—2.5%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	412
	Equitable Financial Life Global Funding
325	1.400%—07/07/2025[1]	300
	Five Corners Funding Trust
150	4.419%—11/15/2023[1]	151
	Liberty Mutual Group Inc.
300	4.569%—02/01/2029[1]	300
	Lincoln National Corp.
206	3.400%—01/15/2031	190
	Mass Mutual Life Insurance Co.
130	3.375%—04/15/2050[1]	102
		1,455
INTERNET & DIRECT MARKETING RETAIL—0.3%
	Amazon.com Inc.
182	4.100%—04/13/2062	177
MEDIA—1.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
368	6.384%—10/23/2035	387
	Comcast Corp.
106	3.300%—04/01/2027	105
	COX Communications Inc.
300	1.800%—10/01/2030[1]	247
		739
MULTI-UTILITIES—0.3%
	PG&E Wildfire Recovery Funding LLC
183	4.722%—06/01/2039	190
OIL, GAS & CONSUMABLE FUELS—2.0%
	Dominion Energy Inc.
230	5.250%—08/01/2033	244
	Energy Transfer LP
375	3.900%—07/15/2026	366
	Occidental Petroleum Corp.
474	0.000%—10/10/2036[6]	242
	Schlumberger Holdings Corp.
192	3.900%—05/17/2028[1]	188
	Southern Co. Gas Capital Corp.
170	1.750%—01/15/2031	140
		1,180
PHARMACEUTICALS—0.3%
	Pfizer Inc.
227	2.550%—05/28/2040	187

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.3%
	Verisk Analytics Inc.
$215	3.625%—05/15/2050	$174
ROAD & RAIL—1.5%
	Canadian Pacific Railway Co.
140	6.125%—09/15/2115	154
	Norfolk Southern Corp.
115	4.837%—10/01/2041	119
	Penske Truck Leasing Co. LP / PTL Finance Corp.
380	3.900%—02/01/2024[1]	379
	Ryder System Inc. MTN[4]
237	3.650%—03/18/2024	237
		889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
	Broadcom Inc.
202	4.110%—09/15/2028	198
SOFTWARE—0.9%
	Oracle Corp.
333	2.500%—04/01/2025	322
253	3.950%—03/25/2051	197
		519
SPECIALTY RETAIL—0.4%
	Home Depot Inc.
170	3.300%—04/15/2040	151
	Lowe's Cos. Inc.
77	3.700%—04/15/2046	65
49	5.000%—04/15/2040	50
		115
		266
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
	NXP BV/ NXP FDG/ NXP USA Co.
195	2.700%—05/01/2025	188
TRADING COMPANIES & DISTRIBUTORS—1.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
201	3.000%—10/29/2028	177
272	4.125%—07/03/2023	270
		447
	Air Lease Corp.
374	3.875%—07/03/2023	371
		818
WATER UTILITIES—0.3%
	Aquarion Co.
178	4.000%—08/15/2024[1]	178
TOTAL CORPORATE BONDS & NOTES
(Cost $21,223)		19,826

MORTGAGE PASS-THROUGH—23.6%
	Federal Home Loan Mortgage Corp.
244	2.000%—06/01/2050	221
308	2.250%—03/25/2054	282
181	2.412%—06/01/2047[3]	183
1,574	3.000%—11/01/2043-08/01/2050	1,536
1,312	3.500%—05/01/2042-11/01/2049	1,323
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$248	4.000%—02/01/2046	$255
158	4.500%—03/01/2049	162
		3,962
	Federal National Mortgage Association
1,654	2.000%—08/01/2050-03/01/2051	1,499
385	2.500%—06/01/2050-10/01/2050	363
215	2.603%—04/01/2047[3]	219
181	2.706%—12/01/2036[3]	190
1,808	3.000%—12/01/2040-08/01/2050	1,764
348	3.500%—06/01/2050	346
1,689	4.000%—04/01/2045-09/01/2049	1,726
1,338	4.500%—05/01/2046-09/01/2050	1,386
		7,493
	Government National Mortgage Association
934	2.500%—01/20/2051	889
425	4.000%—09/20/2041-09/15/2046	441
953	4.500%—01/15/2042-08/20/2047	994
		2,324
TOTAL MORTGAGE PASS-THROUGH
(Cost $14,722)		13,779

MUNICIPAL BONDS—2.1%
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	171
	Michigan State University
100	4.165%—08/15/2122	85
	New York State Urban Development Corp.
555	5.770%—03/15/2039	595
	State of California
300	7.500%—04/01/2034	394
TOTAL MUNICIPAL BONDS
(Cost $1,304)		1,245

U.S. GOVERNMENT OBLIGATIONS—17.2%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
91	2.510%—03/01/2032	87
	Series 2017-20H Cl. 1
125	2.750%—08/01/2037	123
	Series 2014-20K Cl. 1
208	2.800%—11/01/2034	204
	Series 2015-20H Cl. 1
239	2.820%—08/01/2035	236
	Series 2017-20J Cl. 1
172	2.850%—10/01/2037	169
	Series 2018-20B Cl. 1
229	3.220%—02/01/2038	230
	Series 2018-20G Cl. 1
311	3.540%—07/01/2038	316
		1,365
	U.S. Treasury Bonds
1,869	1.125%—08/15/2040	1,328
139	1.750%—08/15/2041	109
451	2.000%—08/15/2051	358
1,692	2.250%—02/15/2052	1,427
2,373	2.375%—02/15/2042	2,067
		5,289

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Inflation Index Notes[7]
$303	0.125%—01/15/2030	$304
81	1.000%—02/15/2049	84
		388
	U.S. Treasury Notes
2,458	1.500%—01/31/2027	2,332
721	1.875%—02/15/2032	673
		3,005
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $10,469)		10,047
TOTAL INVESTMENTS—99.0%
(Cost $61,688)		57,901
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		558
TOTAL NET ASSETS—100.0%		$58,459

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2022.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2022 (000s)	Unrealized Gain/(Loss) as of 07/31/2022 (000s)
Asset-Backed Securities	$465	$—	$(416)	$(10)	$(39)	$—	$—	$—	$—	$—

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $12,763 or 22% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	MTN after the name of a security stands for Medium Term Note.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	Zero coupon bond
7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Plus Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—12.6%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2017-1AA Cl. PTT
$3,340	3.300%—07/15/2031[1]	$3,061
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
7,301	1.937%—08/15/2046[1]	6,576
	American Airlines Pass-Through Trust
	Series 15-2 Cl. AA
1,495	3.600%—03/22/2029	1,400
	AMMC CLO 20 Ltd.[2]
	Series 2017-20A Cl. AR
2,536	3.610% (3 Month USD LIBOR + 0.870) 04/17/2029[1,3]	2,511
	AMMC CLO XII Ltd.[2]
	Series 2013-12A Cl. AR2
4,200	2.352% (3 Month USD LIBOR + 0.950) 11/10/2030[1,3]	4,136
	Apidos CLO XXVI[2]
	Series 2017-26A Cl. A1AR
4,000	3.640% (3 Month USD LIBOR + 0.900) 07/18/2029[1,3]	3,939
	Ares LII CLO Ltd.[2]
	Series 2019-52A Cl. A1R
4,000	3.809% (3 Month USD LIBOR + 1.050) 04/22/2031[1,3]	3,901
	Birch Grove CLO Ltd.[2]
	Series 19-AR
4,000	2.959% (3 Month USD LIBOR + 1.130) 06/15/2031[1,3]	3,930
	Catamaran CLO Ltd.[2]
	Series 2014-1A Cl. A1AR
4,974	3.859% (3 Month USD LIBOR + 1.100) 04/22/2030[1,3]	4,911
	CF Hippolyta Issuer LLC
	Series 2021-1A Cl. A1
7,330	1.530%—03/15/2061[1]	6,575
	DB Master Finance LLC
2,274	2.493%—11/20/2051[1]	1,984
	Series 2021-1A Cl. A23
4,229	2.791%—11/20/2051[1]	3,579
		5,563
	Diamond Infrastructure Funding LLC
	Series 2021-1A
4,375	1.760%—04/15/2049	3,860
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
1,333	2.662%—04/25/2051[1]	1,178
	Series 2021-1A Cl. A2II
6,913	3.151%—04/25/2051	6,068
		7,246
	Firstkey Homes Trust
	Series 2021-SFR1
7,371	1.538%—08/17/2038[1]	6,684
	Series 2022-SFRA
6,813	3.100%—03/17/2039[1]	6,490
		13,174
	GSAA Home Equity Trust
	Series 2006-20 Cl. 1A2
3,285	2.619% (1 Month USD LIBOR + 0.360) 12/25/2046[3]	1,129
	Home Partners of America Trust
	Series 2022-1
3,322	3.930%—04/17/2039[1]	3,275
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
4,383	2.599% (1 Month USD LIBOR + 0.340) 12/25/2036[3]	1,387
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
805	3.309% (1 Month USD LIBOR + 1.050) 06/25/2035[3]	794
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl. A4
$277	2.839% (1 Month USD LIBOR + 0.670) 01/25/2036[3]	$277
	Series 2007-HE1 Cl. AF3
691	4.188%—05/25/2035[4]	486
		763
	Morgan Stanley Capital Inc.
	Series 2007-HE1 Cl. A2C
1,621	2.409% (1 Month USD LIBOR + 0.180) 11/25/2036[3]	1,025
	Series 2007-HE6 Cl. A3
3,166	2.439% (1 Month USD LIBOR + 0.180) 05/25/2037[3]	2,805
		3,830
	New Economy Assets Phase 1 ISS
	Series 2021 Cl. 1A1
4,500	1.910%—10/20/2061	3,980
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
3,361	2.509% (1 Month USD LIBOR + 0.250) 07/25/2037[3]	2,543
	Palmer Square Loan Funding Ltd.
	Series 2021-4A Cl. A1
3,482	3.312% (3 Month USD LIBOR + 0.800) 10/15/2029[1,3]	3,422
	Planet Fitness Master Issuer LLC
	Series 2022-1A Cl. A2I
4,032	3.251%—12/05/2051[1]	3,645
	Servicemaster Funding LLC
	Series 2020-1 Cl A2II
370	3.337%—01/30/2051[1]	307
	Servpro Master Issuer LLC
	Series 2021-1A Cl A2
3,456	2.394%—04/25/2051[1]	2,938
	Sound Point CLO XII Ltd.[2]
	Series 2016-2A Cl. AR2
3,794	3.760% (3 Month USD LIBOR + 1.050) 10/20/2028[1,3]	3,741
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
2,406	2.479% (1 Month USD LIBOR + 0.220) 09/25/2037[3]	1,039
	Stack Infrastructure Issuer LLC
	Series 2021-1A Cl. A2
7,000	1.877%—03/26/2046[1]	6,341
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2I
6,965	1.946%—08/25/2051	6,154
	Trinity Rail Leasing
	Series 2020-2A Cl. A2
5,000	2.560%—11/19/2050[1]	4,528
	Vantage Data Centers Issuer LLC
	Series 2021-1A Cl. A2
2,000	2.165%—10/15/2046[1]	1,812
	Series 2019-1A Cl. A2
1,116	3.188%—07/15/2044[1]	1,083
		2,895
	VB-S1 Issuer LLC
	Series 2022-1A Cl. C2I
6,810	3.156%—02/15/2052[1]	6,367
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
6,930	2.370%—06/15/2051[1]	5,959
TOTAL ASSET-BACKED SECURITIES
(Cost $144,894)		135,820

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—12.5%
Principal Amount		Value
	AMSR Trust
	Series 2022-SFR1
$7,400	2.942%—03/17/2039[1]	$7,056
	Angel Oak Mortgage Trust
	Series 2022-1 Cl. A1
3,751	2.881%—12/25/2066[1,4]	3,538
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
5,609	2.764% (1 Month USD LIBOR + 0.320) 05/25/2036[3]	1,506
	Series 2004-W11 Cl. M3
849	3.569% (1 Month USD LIBOR + 1.125) 11/25/2034[3]	842
		2,348
	Banc of America Alternative Loan Trust
	Series 2006 -7 Cl. A3
6,981	5.913%—10/25/2036[3]	2,325
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
479	2.968% (1 Month USD LIBOR + 0.600) 05/20/2047[3]	449
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
3,282	2.864% (1 Month USD LIBOR + 0.420) 05/25/2047[3]	3,064
	Series 2011-RR5 Cl. 12A1
198	4.727%—03/26/2037[1,4]	196
	Series 2011-RR4 Cl. 8A1
1,244	5.250%—02/26/2036[1,3]	625
		3,885
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
11	2.778%—11/25/2030[3]	11
	Series 2004-1 Cl. 12A5
161	2.913%—04/25/2034[3]	154
		165
	Benchmark Mortgage Trust
	Series 2020-B21
4,730	1.978%—12/17/2053	4,093
	Series 2019-B15 Cl. A5
7,000	2.928%—12/15/2072	6,572
	Series 2019-B9 Cl. A5
5,200	4.016%—03/15/2052	5,235
		15,900
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
1,429	3.091% (1 Month USD LIBOR + 0.700) 09/15/2036[1,3]	1,376
	Series 2022-LP2
2,428	3.310% (1 Month CME Term SOFR + 1.010) 02/15/2039[1,3]	2,324
		3,700
	Citigroup Commercial Mortgage Trust
	Series 2015-GC27
3,390	3.137%—02/10/2048	3,329
	COMM Mortgage Trust
	Series 2016-787S Cl. A
5,400	3.545%—02/10/2036[1]	5,161
	Series 2014-LC17
6,500	3.917%—10/10/2047	6,484
		11,645
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
1,827	2.844% (1 Month USD LIBOR + 0.400) 05/25/2036[3]	1,456
	Series 2005-20CB Cl. 2A5
1,332	5.500%—07/25/2035	969
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2006-1R Cl.2A3
$2,874	6.000%—08/25/2037	$1,729
		4,154
	Countrywide Asset-Backed Certificates
	Series 2006-ABC1 Cl. A3
4,269	2.924% (1 Month USD LIBOR + 0.480) 05/25/2036[3]	3,522
	Series 2006-2 Cl. M1
402	3.044% (1 Month USD LIBOR + 0.600) 06/25/2036[3]	399
		3,921
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
—	3.859%—09/25/2047[3]	—
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
194	6.000%—11/25/2035	136
	DC Office Trust
	Series 2019-MTC Cl. A
4,900	2.965%—09/15/2045[1]	4,362
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
2,804	2.744% (1 Month USD LIBOR + 0.300) 03/25/2037[3]	2,757
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
945	1.779% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 3/19/2046[3]	778
	First Franklin Mortgage Loan Trust
	Series 2006-FF14 Cl. A6
8,000	2.754% (1 Month USD LIBOR + 0.310) 10/25/2036[3]	6,374
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
154	2.683%—02/25/2036[3]	138
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
—	6.750%—08/21/2031	—
	GS Mortgage Securities Trust
	Series 2015-GC30
3,888	3.119%—05/10/2050	3,791
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
3,325	2.844% (1 Month USD LIBOR + 0.400) 04/25/2036[1,3]	2,767
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
218	2.869%—05/25/2035[3]	170
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
2	1.544%—01/25/2032[3]	2
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
2,904	6.500%—07/25/2037	1,235
	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
628	2.927%—01/25/2036[3]	566
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
1,058	3.281%—10/25/2036[3]	847
	Series 2006-S1 Cl. 3A1
69	5.500%—04/25/2036	68
		915
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Cl. A4
4,225	3.144%—06/15/2049	4,119

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Manhattan West Mortgage Trust
	Series 2020-1MW Cl. A
$4,900	2.130%—09/10/2039[1]	$4,417
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
431	6.000%—03/25/2037	202
	MetLife Securitization Trust
	Series 2018-1A Cl. A
2,288	3.750%—03/25/2057[1,3]	2,237
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C14 Cl. A5
3,513	4.064%—02/15/2047	3,508
	Onslow Bay Financial LLC
	Series 2018-1 Cl. A2
2,551	3.094% (1 Month USD LIBOR + 0.650) 06/25/2057[1,3]	2,495
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,386	2.574% (1 Month USD LIBOR + 0.130) 09/25/2036[3]	978
	RAMP Trust
	Series 2004-RS8 Cl. MII1
10	3.344% (1 Month USD LIBOR + 0.600) 08/25/2034[3]	10
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
17,580	6.250%—08/25/2037	5,543
	Residential Funding Mortgage Securities
	Series 2007-SA1 Cl. 2A2
153	3.992%—02/25/2037[3]	113
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A3
2,078	2.614% (1 Month USD LIBOR + 0.170) 10/25/2046[3]	2,034
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2005-21A Cl. 3A1
157	3.286%—04/25/2035[3]	155
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
245	3.118%—01/25/2037[3]	194
	Towd Point Mortgage Trust
	Series 2019-1 Cl. A1
5,303	3.679%—03/25/2058[1,3]	5,212
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
2,320	1.499%—07/17/2038[1]	2,151
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2006-AR11 Cl. 3A1A
9	1.779% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[3]	8
	Series 2005-AR6 Cl. 2A1A
175	2.904% (1 Month USD LIBOR + 0.460) 04/25/2045[3]	168
	Series 2005-AR13 Cl. A1A1
84	3.024% (1 Month USD LIBOR + 0.580) 10/25/2045[3]	81
	Series 2006-AR8 Cl. 1A4
1,588	3.686%—08/25/2046[3]	1,483
		1,740
	Wells Fargo Commercial Mortgage Trust
	Series 2018-C48 Cl. A5
7,117	4.302%—01/15/2052	7,258
	WFRBS Commercial Mortgage Trust
	Series 2014-C23
6,450	3.917%—10/15/2057	6,437
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $150,037)		135,209

CORPORATE BONDS & NOTES—34.9%
Principal Amount		Value
AEROSPACE & DEFENSE—1.6%
	BAE Systems plc
$3,200	1.900%—02/15/2031[1]	$2,680
3,000	3.000%—09/15/2050[1]	2,279
		4,959
	Boeing Co.
6,100	1.950%—02/01/2024	5,936
4,625	5.150%—05/01/2030	4,673
1,214	5.805%—05/01/2050	1,209
		11,818
		16,777
AIRLINES—0.4%
	Jetblue Airways Corp.
4,058	4.000%—05/15/2034	3,859
AUTO COMPONENTS—0.6%
	Allison Transmission Inc.
2,800	4.750%—10/01/2027[1]	2,666
	Aptiv plc / Aptiv Corp.
5,000	4.150%—05/01/2052	3,990
		6,656
AUTOMOBILES—1.9%
	Ford Motor Credit Co. LLC
4,000	3.375%—11/13/2025	3,822
3,900	3.810%—01/09/2024	3,856
		7,678
	Nissan Motor Co. Ltd.
3,900	4.810%—09/17/2030[1]	3,543
	Volkswagen Group of America Finance LLC
4,700	3.350%—05/13/2025[1]	4,607
4,800	4.750%—11/13/2028[1]	4,845
		9,452
		20,673
BANKS—1.8%
	Banco Bilbao Vizcaya Argentaria SA
300	1.125%—09/18/2025	276
	Banque Federative du Credit Mutuel SA
6,300	3.750%—07/20/2023[1]	6,318
	Citigroup Inc.
4,700	2.572%—06/03/2031[5]	4,091
	JPMorgan Chase & Co.
4,000	1.470%—09/22/2027[5]	3,578
	Mitsubishi UFJ Financial Group Inc.
5,800	1.412%—07/17/2025	5,392
		19,655
BEVERAGES—0.2%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
2,210	4.900%—02/01/2046	2,231
BUILDING PRODUCTS—1.4%
	Carlisle Cos. Inc.
3,250	2.200%—03/01/2032	2,627
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[1]	3,183
	Ferguson Finance plc
4,800	4.650%—04/20/2032[1]	4,673

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BUILDING PRODUCTS—Continued
	Fortune Brands Home & Security Inc.
$4,700	3.250%—09/15/2029	$4,227
		14,710
CAPITAL MARKETS—4.2%
	Ares Finance Co. IV LLC
4,500	3.650%—02/01/2052[1]	3,239
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,346
	BlackRock TCP Capital Corp.
5,800	2.850%—02/09/2026	5,268
	Blackstone Holdings Finance Co. LLC
6,000	3.200%—01/30/2052[1]	4,509
	Block Financial LLC Co.
3,600	3.875%—08/15/2030	3,373
	Credit Agricole SA MTN[6]
4,900	3.750%—04/24/2023[1]	4,896
	Golub Capital BDC Inc.
5,800	2.500%—08/24/2026	5,043
	Hercules Capital Inc.
2,816	2.625%—09/16/2026	2,405
	KKR Group Finance Co. X LLC
3,000	3.250%—12/15/2051[1]	2,265
	Oaktree Specialty Lending Corp.
3,000	2.700%—01/15/2027	2,625
	Sixth Street Specialty Lending Inc.
5,500	2.500%—08/01/2026	4,871
		44,840
COMMERCIAL SERVICES & SUPPLIES—0.2%
	Allegion US Holding Co.
1,927	5.411%—07/01/2032	1,976
COMMUNICATIONS EQUIPMENT—0.2%
	Ciena Corp.
2,060	4.000%—01/31/2030[1]	1,888
CONSUMER FINANCE—0.3%
	OneMain Finance Corp
2,800	6.875%—03/15/2025	2,769
DIVERSIFIED CONSUMER SERVICES—0.4%
	Service Corp. International
4,400	4.000%—05/15/2031	4,057
DIVERSIFIED FINANCIAL SERVICES—0.5%
	Owl Rock Core Income Corp.
5,700	4.700%—02/08/2027[1]	5,262
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	AT&T Inc.
4,900	1.650%—02/01/2028	4,361
ELECTRIC UTILITIES—2.0%
	Exelon Corp.
3,100	4.050%—04/15/2030	3,077
1,500	5.625%—06/15/2035	1,646
		4,723
	Jersey Central Power & Light Co.
900	4.300%—01/15/2026[1]	903
1,600	4.700%—04/01/2024[1]	1,607
		2,510
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Nextera Energy Capital Holdings Inc.
$6,000	2.250%—06/01/2030	$5,285
	Pacific Gas & Electric Co.
2,900	3.150%—01/01/2026	2,703
1,700	3.400%—08/15/2024	1,644
		4,347
	Vistra Operations Co. LLC
4,990	5.125%—05/13/2025[1]	4,995
		21,860
ENTERTAINMENT—0.3%
	Magallanes Inc.
4,000	5.141%—03/15/2052[1]	3,528
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.7%
	Agree LP Co.
1,400	2.900%—10/01/2030	1,218
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	1,887
2,300	4.850%—04/15/2049	2,200
		4,087
	Boston Properties LP
4,905	2.750%—10/01/2026	4,656
	Brandywine Operating Partnership LP
5,000	4.100%—10/01/2024	4,967
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	5,470
	EPR Properties
1,900	4.500%—06/01/2027	1,766
600	4.950%—04/15/2028	561
		2,327
	Equinix Inc.
5,000	1.000%—09/15/2025	4,562
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	4,072
	Highwoods Realty LP
2,500	2.600%—02/01/2031	2,084
	Invitation Homes Operating Partnership LP
4,000	2.700%—01/15/2034	3,203
	OMEGA Healthcare Investors Inc.
309	4.375%—08/01/2023	308
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,363
	Scentre Group Trust
5,700	4.375%—05/28/2030[1]	5,598
	Spirit Realty LP
4,700	3.400%—01/15/2030	4,178
	VICI Properties LP
3,104	4.375%—05/15/2025	3,073
		51,166
HEALTH CARE PROVIDERS & SERVICES—0.9%
	CVS Pass-Through Trust
414	6.943%—01/10/2030	447
4,726	7.507%—01/10/2032[1]	5,217
		5,664
	HCA Inc.
4,000	5.375%—09/01/2026	4,131
		9,795

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—0.7%
	Expedia Group Inc.
$3,450	6.250%—05/01/2025[1]	$3,581
	Marriott International Inc.
5,000	3.500%—10/15/2032	4,469
		8,050
HOUSEHOLD DURABLES—0.4%
	Tri Pointe Homes Inc.
1,108	5.250%—06/01/2027	1,066
2,863	5.700%—06/15/2028	2,743
		3,809
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
	ENEL Finance International NV
4,100	1.875%—07/12/2028[1]	3,462
4,100	2.250%—07/12/2031[1]	3,242
		6,704
INDUSTRIAL CONGLOMERATES—0.3%
	Textron Inc.
3,800	2.450%—03/15/2031	3,218
INSURANCE—1.0%
	AIA Group Ltd.
2,700	3.375%—04/07/2030[1]	2,589
	GA Global Funding Trust
4,000	1.950%—09/15/2028[1]	3,471
	SBL Holdings Inc.
5,675	5.000%—02/18/2031[1]	4,773
		10,833
MEDIA—0.6%
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,775	5.375%—05/01/2047	4,213
2,400	6.384%—10/23/2035	2,527
		6,740
METALS & MINING—0.5%
	Anglo American Capital plc
5,267	3.875%—03/16/2029[1]	4,947
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	ERP Operating LP
2,100	3.375%—06/01/2025	2,073
	Starwood Property Trust Inc.
3,700	4.375%—01/15/2027[1]	3,398
		5,471
OIL, GAS & CONSUMABLE FUELS—1.2%
	Occidental Petroleum Corp.
13,200	0.000%—10/10/2036[7]	6,755
	Sabine Pass Liquefaction LLC
900	4.200%—03/15/2028	880
5,100	4.500%—05/15/2030	5,050
		5,930
		12,685
PHARMACEUTICALS—1.0%
	Bayer US Finance II LLC
6,300	3.875%—12/15/2023[1]	6,305
	Takeda Pharmaceutical Co. Ltd.
1,500	2.050%—03/31/2030	1,304
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
	Teva Pharmaceutical Finance Netherlands III BV
$3,000	6.750%—03/01/2028	$3,014
		10,623
ROAD & RAIL—0.4%
	Canadian Pacific Railway Co.
1,145	6.125%—09/15/2115	1,263
	Norfolk Southern Corp.
3,800	4.050%—08/15/2052	3,508
		4,771
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
	Broadcom Inc.
6,904	3.137%—11/15/2035[1]	5,558
4,003	3.469%—04/15/2034[1]	3,430
		8,988
	KLA Corp.
2,900	3.300%—03/01/2050	2,429
1,230	5.650%—11/01/2034	1,370
		3,799
	Microchip Technology Inc.
4,274	4.250%—09/01/2025	4,260
	NXP BV/ NXP FDG/ NXP USA Co.
4,600	3.875%—06/18/2026	4,533
		21,580
SOFTWARE—0.6%
	Oracle Corp.
3,500	3.600%—04/01/2040	2,720
	VMware Inc.
3,600	4.650%—05/15/2027	3,653
		6,373
SPECIALTY RETAIL—0.5%
	Group 1 Automotive Inc.
2,900	4.000%—08/15/2028[1]	2,598
	Macy's Retail Holdings LLC
3,612	5.875%—03/15/2030[1]	3,103
		5,701
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
	Dell International LLC / EMC Corp.
1,067	5.450%—06/15/2023	1,079
800	5.850%—07/15/2025	840
3,300	6.020%—06/15/2026	3,508
		5,427
	Entegris Escrow Corp.
815	5.950%—06/15/2030[1]	810
	Lenovo Group Ltd.
2,932	5.831%—01/27/2028[1]	2,937
		9,174
TRADING COMPANIES & DISTRIBUTORS—0.9%
	Aircastle Ltd.
6,200	2.850%—01/26/2028[1]	5,200
	Aviation Capital Group LLC
5,300	4.125%—08/01/2025[1]	5,059
		10,259

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—0.9%
	American Tower Corp.
$1,118	3.650%—03/15/2027	$1,091
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	3,949
	Rogers Communications Inc.
3,700	3.200%—03/15/2027[1]	3,618
	Sprint Communications Inc.
800	6.000%—11/15/2022	806
		9,464
TOTAL CORPORATE BONDS & NOTES
(Cost $408,518)		376,465

MORTGAGE PASS-THROUGH—26.2%
	Federal Home Loan Mortgage Corp.
26,663	2.500%—07/01/2050-09/01/2051	24,980
—	2.576% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.249) 06/01/2024[3]	—
5,803	2.700%—08/01/2023	5,794
20,672	3.000%—12/15/2027-01/01/2050	8,697
275	3.500%—01/01/2026-02/01/2035	280
5	3.726% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[3]	5
19,211	4.000%—03/01/2025-11/01/2048	15,527
157	4.500%—12/01/2040-09/01/2041	163
465	5.500%—02/01/2038-07/01/2038	500
1,671	6.000%—01/01/2029-05/01/2040	1,818
		57,764
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2,398	1.278%—08/25/2022[3]	—
	Federal Home Loan Mortgage Corp. REMIC[8]
1,590	2.587% (1 Month USD LIBOR + 0.350) 08/15/2040[3]	1,570
1,581	2.723% (1 Month USD LIBOR + 0.350) 10/15/2040[3]	1,571
—	2.841% (1 Month USD LIBOR + 0.450) 11/15/2030[3]	—
—	8.000%—08/15/2022	—
		3,141
	Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
	Series T-63 Cl. 1A1
49	1.844% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[3]	50
	Series E3 Cl. A
12	3.744%—08/15/2032[3]	12
		62
	Federal National Mortgage Association
13,215	0.386%—09/25/2057[3]	492
110	2.259% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[3]	111
21,835	2.500%—07/01/2050-02/01/2052	20,481
32,348	3.000%—11/01/2025-12/01/2050	31,509
23,114	3.500%—12/01/2025-01/01/2051	23,136
251	3.776% (12 Month USD LIBOR + 1.715) 06/01/2035[3]	260
19	3.820% (12 Month USD LIBOR + 1.695) 05/01/2035[3]	19
264	3.943% (12 Month USD LIBOR + 1.693) 08/01/2035[3]	264
45,315	4.000%—09/01/2023-07/01/2051	39,657
32,437	4.500%—11/01/2022-12/01/2050	33,498
12,700	5.000%—10/01/2031-05/25/2045	3,451
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$11,569	5.500%—01/01/2025-09/01/2041	$12,389
3,616	6.000%—07/01/2023-06/01/2040	3,889
		169,156
	Federal National Mortgage Association REMIC[8]
	Series 2015-38 Cl. DF
1,954	2.683% (1 Month USD LIBOR + 0.310) 06/25/2055[3]	1,949
	Series 2006-5 Cl. 3A2
27	2.788%—05/25/2035[3]	28
	Series 2011-98 Cl. ZL
18,345	3.500%—10/25/2041	18,556
	Series 2003-W1 Cl. 1A1
105	4.867%—12/25/2042[3]	106
	Series 2003-25 Cl. KP
235	5.000%—04/25/2033	246
		20,885
	Government National Mortgage Association
675	3.000%—11/15/2049	657
9,267	4.000%—03/20/2041-03/15/2050	5,184
5,151	4.232%—07/20/2037[3]	494
4,162	4.332%—07/20/2037[3]	528
25,628	5.000%—08/15/2033-06/15/2050	22,614
		29,477
	Government National Mortgage Association II
17	1.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 09/20/2023-07/20/2027[3]	17
41	1.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025-11/20/2029[3]	41
11	2.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 07/20/2024-10/20/2025[3]	11
123	2.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 01/20/2025-02/20/2032[3]	124
8	2.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[3]	8
1,396	4.500%—02/20/2049	1,441
56	5.000%—01/20/2049	58
		1,700
TOTAL MORTGAGE PASS-THROUGH
(Cost $293,177)		282,185

MUNICIPAL BONDS—0.9%
	City of Chicago, IL
816	7.750%—01/01/2042	873
	Michigan State University
2,785	4.165%—08/15/2122	2,361
	New York State Dormitory Authority
2,845	3.399%—03/15/2032	2,759
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,551
TOTAL MUNICIPAL BONDS
(Cost $10,329)		9,544

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
U.S. GOVERNMENT OBLIGATIONS—12.0%
Principal Amount		Value
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
$7	5.130%—09/01/2023	$8
	Series 2009-20A Cl. 1
738	5.720%—01/01/2029	757
	Series 2008-20H Cl. 1
1,418	6.020%—08/01/2028	1,462
		2,227
	U.S. Treasury Bonds
6,787	1.375%—08/15/2050	4,582
83,733	1.750%—08/15/2041	65,452
34,359	2.000%—08/15/2051	27,238
9,447	2.250%—02/15/2052	7,969
13,694	2.375%—02/15/2042	11,931
		117,172
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Inflation Index Notes[9]
$5,365	0.125%—10/15/2024	$5,406
3,467	1.000%—02/15/2049	3,598
		9,004
	U.S. Treasury Notes
1,143	1.875%—02/15/2032	1,067
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $151,264)		129,470
TOTAL INVESTMENTS—99.1%
(Cost $1,158,219)		1,068,693
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		9,566
TOTAL NET ASSETS—100.0%		$1,078,259

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2022.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2022 (000s)	Unrealized Gain/(Loss) as of 07/31/2022 (000s)
Preferred Stocks	$16,996	$—	$(17,140)	$—	$(604)	$748	$—	$—	$—	$—

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $293,574 or 27% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Step coupon security; the stated rate represents the rate in effect as of July 31, 2022.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity.
6	MTN after the name of a security stands for Medium Term Note.
7	Zero coupon bond
8	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
9	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Disruptive Innovation Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.2%
Shares		Value
AUTOMOBILES—3.0%
4,306	Tesla Inc.*	$3,839
BIOTECHNOLOGY—9.5%
69,919	Akouos Inc.*	226
12,183	Alkermes plc (Ireland)*	312
77,472	Allogene Therapeutics Inc.*	1,006
16,678	Arrowhead Pharmaceuticals Inc.*	709
12,929	Ascendis Pharma AS ADR (Denmark)*,1	1,106
142,561	Autolus Therapeutics plc ADR (United Kingdom)*,1	398
40,450	Avidity Biosciences Inc.*	659
45,098	Bicycle Therapeutics plc ADR (United Kingdom)*,1	1,063
6,667	Blueprint Medicines Corp.*	340
21,105	C4 Therapeutics Inc.*	203
97,384	Cabaletta Bio Inc.*	115
9,847	Fate Therapeutics Inc.*	301
126,642	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	116
3,928	Horizon Therapeutics plc (Ireland)*	326
33,979	Iovance Biotherapeutics Inc.*	396
11,192	Krystal Biotech Inc.*	812
10,515	Kymera Therapeutics Inc.*	232
203,903	LogicBio Therapeutics Inc.*	80
137,504	Magenta Therapeutics Inc.*	220
81,030	Precision BioSciences Inc.*	119
26,059	REGENXBIO Inc.*	817
26,496	Replimune Group Inc.*	511
63,615	Rocket Pharmaceuticals Inc.*	922
306,426	Synlogic Inc.*	299
55,375	TCR² Therapeutics Inc.*	176
20,310	UniQure NV (Netherlands)*	515
		11,979
CAPITAL MARKETS—0.2%
3,687	Coinbase Global Inc.*	232
CONTAINERS & PACKAGING—2.3%
40,145	Ball Corp.	2,947
ELECTRIC UTILITIES—0.4%
6,346	NextEra Energy Inc.	536
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
14,114	Wolfspeed Inc.*	1,176
ENTERTAINMENT—1.0%
15,854	Sea Ltd. ADR (Singapore)*,1	1,210
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
8,634	Dexcom Inc.*	709
1,812	IDEXX Laboratories Inc.*	723
3,561	Insulet Corp.*	882
11,337	Lantheus Holdings Inc.*	870
2,116	The Cooper Companies Inc.	692
		3,876
HEALTH CARE PROVIDERS & SERVICES—1.3%
6,216	Amedisys Inc.*	745
1,600	Humana Inc.	771
89,683	Invitae Corp.*	171
		1,687
HOTELS, RESTAURANTS & LEISURE—1.6%
1,306	Chipotle Mexican Grill Inc.*	2,043
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—5.3%
20,713	Alphabet Inc. Class A*	$2,409
20,418	Alphabet Inc. Class C*	2,382
6,627	Meta Platforms Inc.*	1,054
21,563	ZoomInfo Technologies Inc.*	817
		6,662
INTERNET & DIRECT MARKETING RETAIL—7.4%
35,043	Amazon.com Inc.*	4,729
292,433	Deliveroo plc (United Kingdom)*,2	324
20,088	DoorDash Inc.*	1,401
3,459	MercadoLibre Inc. (Argentina)*	2,815
		9,269
IT SERVICES—14.8%
2,604	Adyen NV (Netherlands)*,2	4,684
30,111	Block Inc.*	2,290
38,456	Cloudflare Inc.*	1,935
2,440	MongoDB Inc.*	762
38,496	Okta Inc.*	3,790
11,768	PayPal Holdings Inc.*	1,018
26,384	Shopify Inc. (Canada)*	919
13,079	Snowflake Inc.*	1,961
14,593	Twilio Inc.*	1,238
		18,597
LEISURE PRODUCTS—0.3%
32,776	Peloton Interactive Inc.*	311
LIFE SCIENCES TOOLS & SERVICES—4.5%
1,317	Bio-Rad Laboratories Inc.*	742
4,347	Danaher Corp.	1,267
7,447	ICON plc (Ireland)*	1,797
1,012	Lonza Group AG (Switzerland)	615
497	Mettler-Toledo International Inc.*	671
1,045	Thermo Fisher Scientific Inc.	625
		5,717
MEDIA—1.2%
63,508	ViacomCBS Inc.	1,502
PHARMACEUTICALS—1.0%
12,588	Arvinas Inc.*	668
5,437	Catalent Inc.*	615
		1,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.0%
12,236	Advanced Micro Devices Inc.*	1,156
10,080	Applied Materials Inc.	1,068
3,055	ASML Holding NV (Netherlands)	1,756
9,970	Lam Research Corp.	4,990
56,964	Microchip Technology Inc.	3,922
4,443	NVIDIA Corp.	807
14,895	Texas Instruments Inc.	2,665
		16,364
SOFTWARE—24.1%
13,673	Atlassian Corp. plc (Australia)*	2,862
23,148	Avalara Inc.*	2,024
16,988	Cadence Design Systems Inc.*	3,161
5,678	Datadog Inc. Class A*	579
6,260	Fortinet Inc.*	374
2,655	HubSpot Inc.*	818
15,514	Microsoft Corp.	4,355

Harbor Disruptive Innovation Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
1,563	MicroStrategy Inc.*	$447
22,929	salesforce.com Inc.*	4,219
95,696	Samsara Inc.*	1,384
8,895	ServiceNow Inc.*	3,973
20,928	Smartsheet Inc.*	629
19,709	Workday Inc.*	3,057
18,553	Zendesk Inc.*	1,399
4,108	Zoom Video Communications Inc.*	427
4,317	Zscaler Inc.*	669
		30,377
SPECIALTY RETAIL—0.3%
32,280	AUTO1 Group SE (Germany)*,2	278
3,596	Carvana Co.*	105
		383
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—2.0%
18,010	T-Mobile US Inc.*	$2,577
TOTAL COMMON STOCKS
(Cost $163,127)		122,567
TOTAL INVESTMENTS—97.2%
(Cost $163,127)		122,567
CASH AND OTHER ASSETS, LESS LIABILITIES—2.8%		3,489
TOTAL NET ASSETS—100.0%		$126,056

FAIR VALUE MEASUREMENTS
As of July 31, 2022, the investments in Adyen NV, ASML Holding NV, AUTO1 Group SE, Deliveroo plc, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $5,286 or 4% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Diversified International All Cap Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.5%
Shares		Value
AEROSPACE & DEFENSE—0.9%
17,853	Airbus SE (France)	$1,925
309,556	BAE Systems plc (United Kingdom)	2,910
1,357,781	Rolls-Royce Holdings plc (United Kingdom)*	1,484
11,936	Thales SA (France)	1,484
		7,803
AIR FREIGHT & LOGISTICS—0.1%
23,720	Oesterreichische Post AG (Austria)	684
AIRLINES—0.5%
153,087	Air Canada (Canada)*	2,079
7,758	Copa Holdings Class A (Panama)*	522
218,317	EasyJet plc (United Kingdom)*	1,066
342,061	Qantas Airways Ltd. (Australia)*	1,102
		4,769
AUTO COMPONENTS—0.8%
64,700	Bridgestone Corp. (Japan)	2,524
236,817	Gestamp Automocion SA (Spain)*,1	911
191,263	Johnson Electric Holdings Ltd. (Hong Kong)	244
31,193	Magna International Inc. (Canada)	1,992
22,300	Toyota Industries Corp. (Japan)	1,358
		7,029
AUTOMOBILES—0.4%
30,890	Bayerische Motoren Werke AG (Germany)	2,524
68,200	Toyota Motor Corp. (Japan)	1,107
		3,631
BANKS—10.1%
225,093	Australia & New Zealand Banking Group Ltd. (Australia)	3,638
613,422	Bank of Ireland Group plc (Ireland)*	3,514
59,414	Bank of Nova Scotia (Canada)	3,619
3,249,597	Barclays plc (United Kingdom)	6,225
110,578	BNP Paribas SA (France)	5,225
903,162	CaixaBank SA (Spain)	2,712
37,258	Capitec Bank Holdings Ltd. (South Africa)	4,477
35,995	Close Brothers Group plc (United Kingdom)	487
20,819	Danske Bank AS (Denmark)	291
172,147	DBS Group Holdings Ltd. (Singapore)	3,928
85,441	DNB Bank ASA (Norway)	1,685
49,700	Fukuoka Financial Group Inc. (Japan)	881
705,400	Grupo Financiero Banorte SAB de CV (Mexico)*	4,020
165,847	HDFC Bank Ltd. ADR (India)[2]	10,415
129,162	HSBC Holdings plc (Hong Kong)	811
253,574	Intesa Sanpaolo SpA (Italy)	450
9,557,095	Lloyds Banking Group plc (United Kingdom)	5,291
18,107,000	PT Bank Central Asia TBK (Indonesia)	9,004
1,283,100	Resona Holdings Inc. (Japan)	4,986
164,477	Shinhan Financial Group Co. Ltd. (South Korea)*	4,530
324,452	Standard Chartered plc (United Kingdom)	2,236
34,700	Sumitomo Mitsui Financial Group Inc. (Japan)	1,089
106,700	Sumitomo Mitsui Trust Holdings Inc. (Japan)	3,505
279,759	Svenska Handelsbanken AB (Sweden)	2,516
323,904	UniCredit SpA (Italy)	3,203
100,482	United Overseas Bank Ltd. (Singapore)	2,005
		90,743
BEVERAGES—2.6%
34,281	Anheuser-Busch InBev SA (Belgium)	1,836
49,300	Asahi Group Holdings Ltd. (Japan)	1,714
15,682	Carlsberg AS (Denmark)	2,028
28,549	Coca-Cola Europacific Partners plc (United States)	1,545
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
123,810	Davide Campari-Milano NV (Italy)	$1,375
99,246	Diageo plc (United Kingdom)	4,702
40,241	Heineken NV (Netherlands)	3,967
349,900	Kirin Holdings Co. Ltd. (Japan)	5,755
3,767	Pernod Ricard SA (France)	740
		23,662
BIOTECHNOLOGY—0.3%
14,419	CSL Ltd. (Australia)	2,936
BUILDING PRODUCTS—1.3%
201,180	Assa Abloy AB Class B (Sweden)	4,753
7,680	Geberit AG (Switzerland)	4,045
231,735	GWA Group Ltd. (Australia)	338
103,700	LIXIL Group Corp. (Japan)	2,146
		11,282
CAPITAL MARKETS—2.6%
294,136	3i Group plc (United Kingdom)	4,570
194,159	Brookfield Asset Management Inc. (Canada)	9,634
119,700	Daiwa Securities Group Inc. (Japan)	553
135,970	IG Group Holdings plc (United Kingdom)	1,319
70,700	JAFCO Group Co. Ltd. (Japan)	962
446,081	Jupiter Fund Management plc (United Kingdom)	685
635,400	Nomura Holdings Inc. (Japan)	2,424
19,156	Rathbone Brothers plc (United Kingdom)	423
126,556	St. James's Place plc (United Kingdom)	1,901
30,228	UBS Group AG (Switzerland)	494
		22,965
CHEMICALS—0.9%
171,600	Air Water Inc. (Japan)	2,310
54,750	BASF SE (Germany)	2,440
26,700	Nissan Chemical Corp. (Japan)	1,365
25,700	Sumitomo Bakelite Co. Ltd. (Japan)	832
14,300	Tokyo Ohka Kogyo Co. Ltd. (Japan)	742
		7,689
COMMERCIAL SERVICES & SUPPLIES—1.9%
15,700	AEON Delight Co. Ltd. (Japan)	340
11,220	Befesa SA (Germany)*,1	520
133,569	Brambles Ltd. (Australia)	1,075
910,564	Cleanaway Waste Management Ltd. (Australia)	1,754
28,546	Elis SA (France)	426
310,981	HomeServe plc (United Kingdom)	4,457
72,955	Ritchie Bros Auctioneers Inc. (Canada)	5,258
12,100	SECOM Co. Ltd. (Japan)	808
1,115,095	Serco Group plc (United Kingdom)	2,566
		17,204
CONSTRUCTION & ENGINEERING—1.2%
45,861	Boskalis Westminster NV (Netherlands)	1,505
20,481	Ferrovial SA (Spain)	548
184,700	Infroneer Holdings Inc. (Japan)	1,356
344,600	Obayashi Corp. (Japan)	2,534
256,900	Penta-Ocean Construction Co. Ltd. (Japan)	1,412
163,623	SNC-Lavalin Group Inc. (Canada)	3,059
		10,414
CONSTRUCTION MATERIALS—1.2%
158,600	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (China)	953
15,432	CRH plc (Ireland)	592

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
295,081	Fletcher Building Ltd. (New Zealand)	$960
61,621	Holcim Ltd. (Switzerland)*	2,889
5,696	Imerys SA (France)	193
40,018	James Hardie Industries PLC CDI (Australia)*,[2]	988
137,200	Taiheiyo Cement Corp. (Japan)	2,059
8,480	Vicat SA (France)	221
76,299	Wienerberger AG (Austria)	1,756
		10,611
CONSUMER FINANCE—0.1%
318,967	International Personal Finance plc (United Kingdom)	374
388,582	Non-Standard Finance plc (United Kingdom)*,1	10
225,811	Provident Financial plc (United Kingdom)	534
		918
CONTAINERS & PACKAGING—0.4%
507,171	DS Smith plc (United Kingdom)	1,808
150,400	Toyo Seikan Group Holdings Ltd. (Japan)	1,732
		3,540
DISTRIBUTORS—0.3%
236,985	Inchcape plc (United Kingdom)	2,426
DIVERSIFIED FINANCIAL SERVICES—1.5%
759,627	AMP Ltd. (Australia)*	582
2,189,600	B3 Brasil Bolsa Balcao SA (Brazil)*	4,693
669,802	Chailease Holding Co. Ltd. (Taiwan)	4,763
113,749	Challenger Ltd. (Australia)	562
20,739	Macquarie Group Ltd. (Australia)	2,654
		13,254
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
42,929	BCE Inc. (Canada)	2,169
77,450	Deutsche Telekom AG (Germany)	1,471
662,882	Koninklijke KPN NV (Netherlands)	2,187
240,000	Nippon Telegraph & Telephone Corp. (Japan)	6,856
337,500	Singapore Telecommunications Ltd. (Singapore)	638
414,195	Telstra Corp. Ltd. (Australia)	1,132
		14,453
ELECTRIC UTILITIES—0.3%
24,173	Orsted AS (Denmark)[1]	2,814
ELECTRICAL EQUIPMENT—2.6%
102,974	ABB Ltd. (Switzerland)	3,130
229,453	Havells India Ltd. (India)*	3,629
53,011	Legrand SA (France)	4,340
209,800	Mitsubishi Electric Corp. (Japan)	2,214
25,459	Schneider Electric SE (France)	3,521
259,877	Vestas Wind Systems AS (Denmark)	6,831
		23,665
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
645,315	Delta Electronics Inc. (Taiwan)	5,612
18,600	Kyocera Corp. (Japan)	1,034
12,700	Omron Corp. (Japan)	710
53,800	TDK Corp. (Japan)	1,695
		9,051
ENERGY EQUIPMENT & SERVICES—0.1%
272,783	John Wood Group plc (United Kingdom)*	523
109,847	Petrofac Ltd. (United Kingdom)*	154
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
20,321	Saipem SpA (Italy)*	$17
27,339	Technip Energies NV (France)*	323
		1,017
ENTERTAINMENT—0.3%
23,832	CTS Eventim AG & Co. KGaA (Germany)*	1,313
53,950	Modern Times Group MTG AB Class B (Sweden)*	558
1,600	Nintendo Co. Ltd. (Japan)	716
		2,587
FOOD & STAPLES RETAILING—3.2%
117,370	Alimentation Couche-Tard Inc. (Canada)	5,244
291,164	Bid Corp. Ltd. (South Africa)	5,371
234,224	Clicks Group Ltd. (South Africa)	3,955
97,567	Koninklijke Ahold Delhaize NV (Netherlands)	2,687
69,864	Loblaw Cos. Ltd. (Canada)	6,360
21,700	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	819
275,733	Metcash Ltd. (Australia)	804
35,300	Seven & I Holdings Co. Ltd. (Japan)	1,439
502,335	Tesco plc (United Kingdom)	1,611
140,921	X5 Retail Group NV GDR (Russia)[2]	—[x]
		28,290
FOOD PRODUCTS—1.6%
1,376,000	China Mengniu Dairy Co. Ltd. (China)*	6,393
643,300	Delfi Ltd. (Singapore)	340
193,962	Devro plc (United Kingdom)	437
754,000	First Pacific Co. Ltd. (Hong Kong)	301
2,700	Fuji Oil Holdings Inc. (Japan)	46
56,700	Megmilk Snow Brand Co. Ltd. (Japan)	789
47,200	NH Foods Ltd. (Japan)	1,430
50,000	Toyo Suisan Kaisha Ltd. (Japan)	2,124
27,537	Viscofan SA (Spain)	1,604
15,100	Yakult Honsha Co. Ltd. (Japan)	920
		14,384
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
40,751	Coloplast AS Class B (Denmark)	4,769
1,068,891	ConvaTec Group plc (United Kingdom)[1]	2,981
78,336	Demant AS (Denmark)*	2,984
46,174	Getinge AB Class B (Sweden)	1,042
57,200	GN Store Nord AS (Denmark)	1,992
85,272	Koninklijke Philips NV (Netherlands)	1,765
33,266	Smith & Nephew plc (United Kingdom)	426
7,287	Sonova Holding AG (Switzerland)	2,625
		18,584
HEALTH CARE PROVIDERS & SERVICES—0.6%
27,400	Alfresa Holdings Corp. (Japan)	366
24,021	Amplifon SpA (Italy)	794
66,369	Fresenius Medical Care AG & Co. KGaA (Germany)	2,461
91,100	MediPAL Holdings Corp. (Japan)	1,374
10,600	Ship Healthcare Holdings Inc. (Japan)	203
		5,198
HOTELS, RESTAURANTS & LEISURE—2.6%
40,482	Aristocrat Leisure Ltd. (Australia)	1,010
39,971	Carnival plc (United Kingdom)*	322
265,875	Compass Group plc (United Kingdom)	6,231
251,526	Entain plc (United Kingdom)*	3,701
41,945	Flutter Entertainment plc (Ireland)*	4,211
287,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	1,708
11,765	InterContinental Hotels Group plc (United Kingdom)	697

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
69,054	Playtech plc (United Kingdom)*	$414
1,104,191	SSP Group plc (United Kingdom)*	3,434
711,274	TUI AG (Germany)*	1,152
		22,880
HOUSEHOLD DURABLES—1.1%
84,077	Barratt Developments plc (United Kingdom)	515
672,400	Midea Group Co. Ltd. (China)	5,496
56,900	Sekisui Chemical Co. Ltd. (Japan)	801
19,700	Sony Group Corp. (Japan)	1,671
694,488	Taylor Wimpey plc (United Kingdom)	1,081
		9,564
HOUSEHOLD PRODUCTS—0.5%
54,591	Reckitt Benckiser Group plc (United Kingdom)	4,428
INDUSTRIAL CONGLOMERATES—1.5%
160,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,061
30,919	DCC plc (United Kingdom)	2,019
134,100	Hitachi Ltd. (Japan)	6,789
42,900	Jardine Matheson Holdings Ltd. (Hong Kong)	2,266
153,700	Nisshinbo Holdings Inc. (Japan)	1,224
		13,359
INSURANCE—6.2%
66,956	Admiral Group plc (United Kingdom)	1,565
1,534,000	AIA Group Ltd. (Hong Kong)	15,412
162,475	AXA SA (France)	3,744
229,600	Dai-ichi Life Holdings Inc. (Japan)	3,994
17,142	Fairfax Financial Holdings Ltd. (Canada)	9,234
73,300	Great Eastern Holdings Ltd. (Singapore)	1,031
5,438	Hannover Rueck SE (Germany)	771
4,820	Helvetia Holding AG (Switzerland)	551
71,128	Hiscox Ltd. (United Kingdom)	775
279,600	Japan Post Holdings Co. Ltd. (Japan)	2,013
952,541	Porto Seguro SA (Brazil)*	3,391
118,537	Prudential plc (Hong Kong)	1,457
311,967	QBE Insurance Group Ltd. (Australia)	2,523
100,860	Sampo OYJ (Finland)	4,357
21,600	Sompo Holdings Inc. (Japan)	964
66,900	Tokio Marine Holdings Inc. (Japan)	3,916
		55,698
INTERACTIVE MEDIA & SERVICES—1.2%
238,385	Auto Trader Group plc (United Kingdom)[1]	1,838
20,358	Baidu Inc. ADR (China)*,2	2,780
71,031	Carsales.com Ltd. (Australia)	1,036
699,606	Rightmove plc (United Kingdom)	5,469
		11,123
INTERNET & DIRECT MARKETING RETAIL—1.6%
29,510	Cazoo Group Ltd. (United States)*	16
85,889	HelloFresh SE (Germany)*	2,374
23,261	Just Eat Takeaway.com NV (Netherlands)*,1	426
48,473	Naspers Ltd. (South Africa)	6,848
355,882	Vipshop Holdings Ltd. ADR (China)*,2	3,260
27,454	Zalando SE (Germany)*,1	773
30,400	ZOZO Inc. (Japan)	657
		14,354
IT SERVICES—3.3%
14,222	Alten SA (France)	1,926
2,119,218	Capita plc (United Kingdom)*	744
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
66,193	Edenred (France)	$3,398
296,426	Infosys Ltd. ADR (India)[2]	5,777
83,700	NEC Corp. (Japan)	3,090
58,400	NET One Systems Co. Ltd. (Japan)	1,360
34,100	NS Solutions Corp. (Japan)	1,004
108,300	NTT Data Corp. (Japan)	1,639
5,746	Reply SpA (Italy)	757
94,500	SCSK Corp. (Japan)	1,664
26,909	Softcat plc (United Kingdom)	459
183,633	Tata Consultancy Services Ltd. (India)	7,681
		29,499
LEISURE PRODUCTS—1.0%
288,386	Giant Manufacturing Co. Ltd. (Taiwan)	2,359
7,492	Mips AB (Sweden)	401
122,900	Sega Sammy Holdings Inc. (Japan)	2,111
104,571	Spin Master Corp. (Canada)[1]	3,898
		8,769
LIFE SCIENCES TOOLS & SERVICES—0.4%
38,712	Eurofins Scientific SE (France)	3,018
7,011	Gerresheimer AG (Germany)	421
		3,439
MACHINERY—3.7%
3,321	Alfa Laval AB (Sweden)	99
14,458	Andritz AG (Austria)	677
332,779	CNH Industrial NV (Italy)	4,287
16,700	Daifuku Co. Ltd. (Japan)	1,065
93,264	Fluidra SA (Spain)	1,743
14,045	GEA Group AG (Germany)	524
66,151	Iveco Group NV (Italy)*	405
68,500	Kubota Corp. (Japan)*	1,137
59,200	Mitsubishi Heavy Industries Ltd. (Japan)	2,198
28,600	Miura Co. Ltd. (Japan)	690
100,200	NSK Ltd. (Japan)	561
125,219	Rotork plc (United Kingdom)	397
137,695	Sandvik AB (Sweden)	2,537
1,110,700	Sany Heavy Industry Co. Ltd. (China)	2,811
27,377	Stabilus SA (Germany)	1,543
529,500	Techtronic Industries Co. Ltd. (Hong Kong)	5,876
94,890	Wartsila OYJ ABP (Finland)	834
3,732,000	Weichai Power Co. Ltd. (China)	5,336
		32,720
MARINE—0.1%
193,628	Irish Continental Group plc (Ireland)*	775
6,800	Kawasaki Kisen Kaisha Ltd. (Japan)	501
		1,276
MEDIA—1.6%
40,270	Euromoney Institutional Investor plc (United Kingdom)	713
193,700	Fuji Media Holdings Inc. (Japan)	1,686
47,075	Future plc (United Kingdom)	1,055
77,100	Hakuhodo DY Holdings Inc. (Japan)	793
112,563	Informa plc (United Kingdom)	819
2,119,545	ITV plc (United Kingdom)	1,906
80,092	JCDecaux SA (France)*	1,292
42,613	MediaSet Espana Comunicacion SA (Spain)	148
132,020	Nippon Television Holdings Inc. (Japan)	1,230
39,542	Nordic Entertainment Group AB (Sweden)*	1,174
23,172	Schibsted ASA Class A (Norway)	436
10,478	Schibsted ASA Class B (Norway)	188

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
79,600	TBS Holdings Inc. (Japan)	$1,019
211,275	WPP plc (United Kingdom)	2,280
		14,739
METALS & MINING—5.4%
117,308	Acerinox SA (Spain)	1,144
243,285	African Rainbow Minerals Ltd. (South Africa)	3,429
30,735	Anglo American Platinum Ltd. (South Africa)	2,358
146,670	ArcelorMittal SA (France)	3,619
306,278	Barrick Gold Corp. (Canada)	4,826
148,256	BHP Group Ltd. (Australia)	4,057
91,589	BlueScope Steel Ltd. (Australia)	1,076
25,900	Dowa Holdings Co. Ltd. (Japan)	939
454,524	Evolution Mining Ltd. (Australia)	839
199,532	First Quantum Minerals Ltd. (Canada)	3,646
26,996	Franco-Nevada Corp. (Canada)	3,457
1,153,888	Glencore plc (United Kingdom)*	6,540
86,531	Newcrest Mining Ltd. (Australia)	1,166
29,353	OZ Minerals Ltd. (Australia)	392
66,750	Rio Tinto plc (United Kingdom)	4,030
320,373	Severstal PJSC GDR (Russia)[2]	—[x]
119,050	Southern Copper Corp. (Peru)	5,929
26,100	Sumitomo Metal Mining Co. Ltd. (Japan)	821
		48,268
MULTILINE RETAIL—0.1%
68,200	Marui Group Co. Ltd. (Japan)	1,245
OIL, GAS & CONSUMABLE FUELS—4.4%
848,017	Beach Energy Ltd. (Australia)	1,093
2,513,477	BP plc (United Kingdom)	12,302
145,540	Canadian Natural Resources Ltd. (Canada)	8,036
231,798	Equinor ASA (Norway)	8,925
175,200	INPEX Corp. (Japan)	2,008
237,969	PrairieSky Royalty Ltd. (Canada)	3,492
476,021	Santos Ltd. (Australia)	2,474
26,790	Woodside Energy Group Ltd. (Australia)	605
		38,935
PAPER & FOREST PRODUCTS—0.2%
477,300	Oji Holdings Corp. (Japan)	1,990
PERSONAL PRODUCTS—1.4%
491,926	Dabur India Ltd. (India)	3,627
284,209	L'Occitane International SA (Hong Kong)	970
572,041	Marico Ltd. (India)	3,757
92,354	Unilever plc (United Kingdom)	4,498
		12,852
PHARMACEUTICALS—2.8%
106,869	Novo Nordisk AS (Denmark)	12,448
31,290	Roche Holding AG (Switzerland)	10,388
14,700	Sawai Group Holdings Co. Ltd. (Japan)	477
61,600	Tsumura & Co. (Japan)	1,445
		24,758
PROFESSIONAL SERVICES—2.6%
61,532	Adecco Group AG (Switzerland)*	2,168
136,739	ALS Ltd. (Australia)	1,123
66,751	Experian plc (United Kingdom)	2,337
1,682,336	Hays plc (United Kingdom)	2,625
90,085	Intertek Group plc (United Kingdom)	4,815
96,876	IPH Ltd. (Australia)	598
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
74,600	Nomura Co. Ltd. (Japan)	$495
118,650	PageGroup plc (United Kingdom)*	660
39,500	Persol Holdings Co. Ltd. (Japan)	818
10,314	Randstad NV (Netherlands)	521
151,770	RELX plc (United Kingdom)	4,494
100,655	RWS Holdings plc (United Kingdom)	470
22,500	TechnoPro Holdings Inc. (Japan)	523
4,788	Teleperformance (France)	1,601
		23,248
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
91,400	Daiwa House Industry Co. Ltd. (Japan)	2,258
74,476	Singapore Land Group Ltd (Singapore)	134
196,000	Swire Pacific Ltd. (Hong Kong)	1,116
		3,508
ROAD & RAIL—1.0%
78,422	Canadian Pacific Railway Ltd. (Canada)	6,184
22,300	East Japan Railway Co. (Japan)	1,164
209,436	National Express Group plc (United Kingdom)*	469
98,100	Senko Group Holdings Co. Ltd. (Japan)	679
		8,496
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
65,400	ASM Pacific Technology Ltd. (Hong Kong)	521
13,140	ASML Holding NV (Netherlands)	7,552
87,000	MediaTek Inc. (Taiwan)	2,004
194,400	Renesas Electronics Corp. (Japan)*	1,852
20,800	ROHM Co. Ltd. (Japan)	1,544
56,447	SK Hynix Inc. (South Korea)	4,267
702,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12,039
		29,779
SOFTWARE—0.8%
18,218	Aveva Group plc (United Kingdom)	527
3,981	Constellation Software Inc. (Canada)	6,772
3,600	Oracle Corp. (Japan)	225
		7,524
SPECIALTY RETAIL—1.3%
7,900	ABC-Mart Inc. (Japan)	335
1,929,700	Esprit Holdings Ltd. (Hong Kong)*	283
2,440,245	Pepkor Holdings Ltd. (South Africa)[1]	2,969
253,785	Pets at Home Group plc (United Kingdom)	1,018
29,000	USS Co. Ltd. (Japan)	569
106,910	WH Smith plc (United Kingdom)*	1,887
840,500	Zhongsheng Group Holdings Ltd (China)	4,812
		11,873
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.7%
564,000	Advantech Co. Ltd. (Taiwan)	6,488
23,224	Logitech International SA (Switzerland)	1,307
18,530	Quadient SA (France)	361
155,939	Samsung Electronics Co Ltd. (South Korea)	7,381
		15,537
TEXTILES, APPAREL & LUXURY GOODS—2.7%
13,876	Adidas AG (Germany)	2,400
21,400	ASICS Corp. (Japan)	408
39,050	Cie Financiere Richemont SA (Switzerland)	4,709
29,882	EssilorLuxottica SA (France)	4,685
54,777	Gildan Activewear Inc. (Canada)	1,605

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
555,500	Li Ning Co. Ltd. (China)	$4,506
299,100	Samsonite International SA (Hong Kong)*,1	627
406,800	Shenzhou International Group Holdings Ltd. (China)	4,279
1,046,246	Stella International Holdings Ltd. (Hong Kong)	1,019
		24,238
THRIFTS & MORTGAGE FINANCE—0.9%
263,772	Housing Development Finance Corp. Ltd. (India)	7,998
TOBACCO—0.3%
13,643	British American Tobacco plc (United Kingdom)	535
232,600	Swedish Match AB (Sweden)	2,435
		2,970
TRADING COMPANIES & DISTRIBUTORS—1.7%
437,500	BOC Aviation Ltd. (China)[1]	3,723
47,443	Brenntag SE (Germany)	3,333
108,216	Bunzl plc (United Kingdom)	4,061
101,980	Finning International Inc. (Canada)	2,230
60,500	ITOCHU Corp. (Japan)	1,761
		15,108
TRANSPORTATION INFRASTRUCTURE—0.8%
90,095	Getlink SE (France)	1,803
322,758	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	4,369
50,300	Mitsubishi Logistics Corp. (Japan)	1,350
		7,522
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.4%
55,500	KDDI Corp. (Japan)	$1,779
35,087	Rogers Communications Inc. (Canada)	1,613
		3,392
TOTAL COMMON STOCKS
(Cost $869,511)		872,692

PREFERRED STOCKS—0.2%
(Cost $2,302)
AUTOMOBILES—0.2%
13,585	Volkswagen AG (Germany)	1,921
TOTAL INVESTMENTS—97.7%
(Cost $871,813)		874,613
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		20,686
TOTAL NET ASSETS—100.0%		$895,299

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$29,407	$—	$29,407
Europe	—	365,982	—	365,982
Latin America	22,940	—	—	22,940
Middle East/Central Asia	16,192	26,692	—	42,884
North America	95,952	—	—	95,952
Pacific Basin	6,040	309,487	—	315,527
Preferred Stocks
Europe	—	1,921	—	1,921
Total Investments in Securities	$141,124	$733,489	$—	$874,613
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2022 (000s)	Unrealized Gain/(Loss) as of 07/31/2022 (000s)
Common Stocks	$3,372	$296	$(600)	$—	$97	$(511)	$—	$(2,654)	$—	$(11,174)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)[1]	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)[1]	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $21,490 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing or transferred from Level 3 to Level 2 due to availability of observable market data for pricing
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Emerging Markets Equity Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.8%
Shares		Value
AIRLINES—0.2%
605	Copa Holdings SA (Panama)*	$41
BANKS—14.1%
2,918	Capitec Bank Holdings Ltd. (South Africa)	350
54,800	Grupo Financiero Banorte SAB de CV (Mexico)*	312
12,992	HDFC Bank Ltd. ADR (India)[1]	816
1,429,200	PT Bank Central Asia TBK (Indonesia)	711
13,062	Shinhan Financial Group Co. Ltd. (South Korea)*	360
		2,549
CHEMICALS—0.0%
2,684,000	Tianhe Chemicals Group Ltd. (Hong Kong)*	—[x]
CONSTRUCTION MATERIALS—0.4%
12,600	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (China)	76
DIVERSIFIED FINANCIAL SERVICES—4.2%
173,900	B3 Brasil Bolsa Balcao SA (Brazil)*	373
53,025	Chailease Holding Co. Ltd. (Taiwan)	377
		750
ELECTRICAL EQUIPMENT—1.6%
17,974	Havells India Ltd. (India)*	284
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
50,000	Delta Electronics Inc. (Taiwan)	435
FOOD & STAPLES RETAILING—4.1%
22,953	Bid Corp. Ltd. (South Africa)	423
18,348	Clicks Group Ltd. (South Africa)	310
9,353	X5 Retail Group NV GDR (Russia)[1]	—[x]
		733
FOOD PRODUCTS—3.1%
109,000	China Mengniu Dairy Co. Ltd. (China)*	506
92,600	Delfi Ltd. (Singapore)	49
		555
HOUSEHOLD DURABLES—2.4%
52,666	Midea Group Co. Ltd. (China)	431
INSURANCE—6.5%
89,400	AIA Group Ltd. (Hong Kong)	898
74,617	Porto Seguro SA (Brazil)*	266
		1,164
INTERACTIVE MEDIA & SERVICES—1.2%
1,595	Baidu Inc. ADR (China)*,1	218
INTERNET & DIRECT MARKETING RETAIL—4.4%
3,778	Naspers Ltd. (South Africa)	534
27,879	Vipshop Holdings Ltd. ADR (China)*,1	255
		789
IT SERVICES—5.8%
23,220	Infosys Ltd. ADR (India)[1]	452
14,385	Tata Consultancy Services Ltd. (India)	602
		1,054
LEISURE PRODUCTS—1.1%
23,628	Giant Manufacturing Co. Ltd. (Taiwan)	193
COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.8%
87,600	Sany Heavy Industry Co. Ltd. (China)	$222
36,500	Techtronic Industries Co. Ltd. (Hong Kong)	405
292,000	Weichai Power Co. Ltd. (China)	417
		1,044
METALS & MINING—6.7%
19,058	African Rainbow Minerals Ltd. (South Africa)	269
2,408	Anglo American Platinum Ltd. (South Africa)	185
15,552	First Quantum Minerals Ltd. (Canada)	284
21,345	Severstal PJSC GDR (Russia)[1]	—[x]
9,326	Southern Copper Corp. (Peru)	464
		1,202
PERSONAL PRODUCTS—3.2%
38,535	Dabur India Ltd. (India)	284
44,811	Marico Ltd. (India)	294
		578
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.3%
700	ASML Holding NV (Netherlands)	402
7,000	MediaTek Inc. (Taiwan)	161
4,417	SK Hynix Inc. (South Korea)	334
56,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	961
		1,858
SPECIALTY RETAIL—3.4%
191,158	Pepkor Holdings Ltd. (South Africa)[2]	232
66,000	Zhongsheng Group Holdings Ltd (China)	378
		610
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.0%
44,000	Advantech Co. Ltd. (Taiwan)	506
12,336	Samsung Electronics Co Ltd. (South Korea)	584
		1,090
TEXTILES, APPAREL & LUXURY GOODS—3.9%
44,000	Li Ning Co. Ltd. (China)	357
32,300	Shenzhou International Group Holdings Ltd. (China)	340
		697
THRIFTS & MORTGAGE FINANCE—3.5%
20,663	Housing Development Finance Corp. Ltd. (India)	627
TRADING COMPANIES & DISTRIBUTORS—1.6%
34,300	BOC Aviation Ltd. (China)[2]	292
TRANSPORTATION INFRASTRUCTURE—1.9%
25,283	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	342
TOTAL COMMON STOCKS
(Cost $21,707)		17,612
TOTAL INVESTMENTS—97.8%
(Cost $21,707)		17,612
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		394
TOTAL NET ASSETS—100.0%		$18,006

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$2,303	$—	$2,303
Europe	—	402	—	402
Latin America	1,798	—	—	1,798
Middle East/Central Asia	1,268	2,091	—	3,359
North America	284	—	—	284
Pacific Basin	473	8,993	—	9,466
Total Investments in Securities	$3,823	$13,789	$—	$17,612
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2022 (000s)	Unrealized Gain/(Loss) as of 07/31/2022 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(1,246)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)[1]	$ —	Market Approach	Estimated Recovery Value	$ 0.00
Tianhe Chemicals Group Ltd. (Hong Kong)*	—	Market Approach	Estimated Recovery Value	HKD 0.00
X5 Retail Group NV GDR (Russia)[1]	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $524 or 3% of net assets.

h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—5.5%
19,736	Safran SA (France)	$2,169
3,427	TransDigm Group Inc. (United States)*	2,133
		4,302
AUTO COMPONENTS—2.1%
15,883	Aptiv plc (United States)*	1,666
BANKS—2.9%
35,872	HDFC Bank Ltd. ADR (India)[1]	2,253
BIOTECHNOLOGY—2.7%
10,396	CSL Ltd. (Australia)	2,117
CAPITAL MARKETS—3.0%
117,139	Allfunds Group plc (Netherlands)	989
13,719	Intercontinental Exchange Inc. (United States)	1,399
		2,388
COMMERCIAL SERVICES & SUPPLIES—3.1%
367,357	Rentokil Initial plc (United Kingdom)	2,426
DIVERSIFIED CONSUMER SERVICES—3.3%
121,254	Chegg Inc. (United States)*	2,583
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
6,860	Keyence Corp. (Japan)	2,719
ENTERTAINMENT—3.8%
44,461	Liberty Media Corp. (United Kingdom)*	3,013
FOOD & STAPLES RETAILING—3.5%
48,953	Alimentation Couche-Tard Inc. (Canada)	2,187
8,535	Zur Rose Group AG (Switzerland)*	609
		2,796
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
9,500	Steris plc (United States)	2,144
HEALTH CARE PROVIDERS & SERVICES—3.0%
4,424	UnitedHealth Group Inc. (United States)	2,399
INSURANCE—4.0%
311,500	AIA Group Ltd. (Hong Kong)	3,129
INTERACTIVE MEDIA & SERVICES—2.1%
8,356	Naver Corp. (South Korea)	1,671
IT SERVICES—10.6%
50,327	Cloudflare Inc. (United States)*	2,532
4,806	Globant SA (Luxembourg)*	958
44,634	Shopify Inc. (Canada)*	1,555
15,653	Visa Inc. (United States)	3,320
		8,365
LIFE SCIENCES TOOLS & SERVICES—8.9%
4,057	Bio-Techne Corp. (United States)	1,563
13,821	Iqvia Holdings Inc. (United States)*	3,321
3,531	Lonza Group AG (Switzerland)	2,146
		7,030
MEDIA—3.6%
6,530	Charter Communications Inc. (United States)*	2,822
PHARMACEUTICALS—2.4%
10,546	Zoetis Inc. (United States)	1,925
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—5.4%
37,865	CoStar Group Inc. (United States)*	$2,748
41,250	Recruit Holdings Co. Ltd. (Japan)	1,542
		4,290
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.8%
28,740	Entegris Inc. (United States)	3,158
12,291	Texas Instruments Inc. (United States)	2,199
		5,357
SOFTWARE—12.3%
1,830	Constellation Software Inc. (Canada)	3,113
11,192	Microsoft Corp. (United States)	3,142
7,923	Roper Technologies Inc. (United States)	3,460
		9,715
TRADING COMPANIES & DISTRIBUTORS—3.2%
83,900	Monotaro Co. Ltd. (Japan)	1,498
7,353	Siteone Landscape Supply Inc. (United States)*	1,024
		2,522
TOTAL COMMON STOCKS
(Cost $70,559)		77,632
TOTAL INVESTMENTS—98.3%
(Cost $70,559)		77,632
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		1,322
TOTAL NET ASSETS—100.0%		$78,954

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$958	$8,339	$—	$9,297
Middle East/Central Asia	2,253	—	—	2,253
North America	53,406	—	—	53,406
Pacific Basin	—	12,676	—	12,676
Total Investments in Securities	$56,617	$21,015	$—	$77,632
There were no Level 3 Investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
BANK LOAN OBLIGATIONS—5.2%
Principal Amount		Value
AIRLINES—0.3%
	AAdvantage Loyalty IP Ltd.
	Term Loan
$319	7.460% (3 Month USD LIBOR + 4.750) 04/20/2028[1]	$314
	Mileage Plus Holdings LLC
	Term Loan B
630	7.313% (3 Month USD LIBOR + 5.250) 06/20/2027[1]	636
		950
AUTO COMPONENTS—0.0%
	Clarios Global LP
	Term Loan B
116	5.622% (1 Month USD LIBOR + 3.250) 04/30/2026[1]	112
CHEMICALS—0.2%
	SCHIH Salt Holdings Inc.
	Term Loan B
630	6.806% (3 Month USD LIBOR + 4.000) 03/16/2027[1]	589
COMMERCIAL SERVICES & SUPPLIES—0.2%
	IRI Holdings Inc.
	First-Lien Term Loan
549	8.750%—12/03/2025	546
CONTAINERS & PACKAGING—0.7%
	Mauser Packaging Solutions Holding Co.
	Term Loan B
2,106	5.037% (1 Month USD LIBOR + 3.250) 04/03/2024[1]	2,024
ENTERTAINMENT—0.4%
	William Morris Endeavor Entertainment LLC
	First-Lien Term Loan B
1,107	5.130% (1 Month USD LIBOR + 2.750) 05/18/2025[1]	1,066
HEALTH CARE TECHNOLOGY—0.4%
	Change Healthcare Holdings LLC
	Term Loan B
465	4.872% (1 Month USD LIBOR + 2.500) 03/01/2024[1]	461
	Verscend Holding Corp.
	Term Loan B
534	6.372% (1 Month USD LIBOR + 4.000) 08/27/2025[1]	521
		982
HOTELS, RESTAURANTS & LEISURE—0.1%
	IRB Holding Corp.
	Term Loan B
135	5.122% (1 Month USD LIBOR + 2.750) 02/05/2025[1]	132
INSURANCE—0.2%
	Asurion LLC
	First-Lien Term Loan B6
72	5.497% (1 Month USD LIBOR + 3.125) 11/03/2023[1]	71
	Second-Lien Term Loan B3
249	7.622% (1 Month USD LIBOR + 5.250) 02/03/2028[1]	215
	Term Loan
429	7.622% (1 Month USD LIBOR + 5.250) 01/15/2029[1]	369
		655
IT SERVICES—0.1%
	OPTIV Security Inc.
	First-Lien Term Loan
408	4.250% (LIBOR Floor + 3.250) 02/01/2024[1]	392
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
MEDIA—0.3%
	CSC Holdings LLC
	Term Loan B
$380	4.622% (1 Month USD LIBOR + 2.250) 07/17/2025[1]	$369
	DIRECTV Financing LLC
	Term Loan
290	7.372% (1 Month USD LIBOR + 5.000) 08/02/2027[1]	275
	Learfield Communications LLC
	Term Loan B
376	5.630% (1 Month USD LIBOR + 3.250) 12/01/2023[1]	328
		972
PROFESSIONAL SERVICES—0.4%
	Deerfield Dakota Holding LLC
	Term Loan B
540	6.077% (1 Month USD LIBOR + 3.750) 04/09/2027[1,2]	523
	Pre-Paid Legal Services Inc.
	Term Loan
566	6.122% (1 Month USD LIBOR + 3.750) 12/15/2028[1]	547
		1,070
SOFTWARE—1.7%
	Finastra USA Inc.
	Term Loan B
1,413	6.871% (6 Month USD LIBOR + 3.500) 06/13/2024[1]	1,323
	Term Loan
752	11.621% (6 Month USD LIBOR + 8.250) 06/13/2025[1]	669
		1,992
	Garda World Security Corp.
	Term Loan B
392	6.470% (1 Month USD LIBOR + 4.250) 10/30/2026[1]	372
	The Ultimate Software Group Inc.
	Second-Lien Term Loan
145	7.535% (3 Month USD LIBOR + 5.250) 05/03/2027[1]	140
	TIBCO Software Inc.
	Term Loan B3
861	6.130% (1 Month USD LIBOR + 3.750) 07/03/2026[1]	856
	Second-Lien Term Loan
1,327	9.630% (1 Month USD LIBOR + 7.250) 03/04/2028[1]	1,320
		2,176
		4,680
SPECIALTY RETAIL—0.2%
	Michaels Cos. Inc.
704	6.500% (3 Month USD LIBOR + 4.250) 04/15/2028[1]	593
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,171)		14,763

CONVERTIBLE BONDS—5.2%
AIRLINES—0.3%
	Jetblue Airways Corp.
250	0.500%—04/01/2026	179
	Spirit Airlines Inc.
809	1.000%—05/15/2026	732
		911

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
AUTOMOBILES—0.1%
	Ford Motor Co.
$284	0.000%—03/15/2026[3]	$304
BIOTECHNOLOGY—0.0%
	Exact Sciences Corp.
178	0.375%—03/15/2027	139
DIVERSIFIED CONSUMER SERVICES—0.1%
	Chegg Inc.
501	0.000%—09/01/2026[3]	381
HEALTH CARE TECHNOLOGY—0.2%
	Teladoc Health Inc.
883	1.250%—06/01/2027	661
HOTELS, RESTAURANTS & LEISURE—0.4%
	Airbnb Inc.
331	0.000%—03/15/2026[3]	290
	DraftKings Inc.
941	0.000%—03/15/2028[3]	570
	NCL Corp Ltd.
401	1.125%—02/15/2027[2]	275
		1,135
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
	Nextera Energy Partners LP
155	0.000%—11/15/2025[2,3]	174
INTERACTIVE MEDIA & SERVICES—0.3%
	Snap Inc.
675	0.000%—05/01/2027[3]	483
	Spotify USA Inc.
180	0.000%—03/15/2026[3]	148
	Tripadvisor Inc.
180	0.250%—04/01/2026	141
		772
INTERNET & DIRECT MARKETING RETAIL—0.3%
	Etsy Inc.
37	0.125%—09/01/2027	34
270	0.250%—06/15/2028	219
		253
	Wayfair Inc.
774	0.625%—10/01/2025	528
		781
IT SERVICES—0.7%
	Block Inc.
1,098	0.250%—11/01/2027	883
	DigitalOcean Holdings Inc.
554	0.000%—12/01/2026[2,3]	418
	Okta Inc.
539	0.375%—06/15/2026	462
	Shopify Inc.
171	0.125%—11/01/2025	148
		1,911
LEISURE PRODUCTS—0.2%
	Peloton Interactive Inc.
758	0.000%—02/15/2026[3]	502
CONVERTIBLE BONDS—Continued
Principal Amount		Value
MEDIA—0.2%
	Dish Network Corp.
$681	2.375%—03/15/2024	$608
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
	Redfin Corp.
800	0.500%—04/01/2027	409
ROAD & RAIL—0.2%
	Uber Technologies Inc.
521	0.000%—12/15/2025[3]	435
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.0%
	Enphase Energy Inc.
60	0.000%—03/01/2026[3]	72
SOFTWARE—1.7%
	Alarm.com Holdings Inc.
180	0.000%—01/15/2026[3]	152
	Alteryx Inc.
344	1.000%—08/01/2026	276
	Avalara Inc.
372	0.250%—08/01/2026[2]	321
	Bentley Systems Inc.
571	0.375%—07/01/2027	472
	Blackline Inc.
559	0.000%—03/15/2026[3]	461
	Dropbox Inc.
321	0.000%—03/01/2026[3]	296
	Envestnet Inc. Co.
308	0.750%—08/15/2025	276
	JAMF Holding Corp.
397	0.125%—09/01/2026[2]	338
	Pegasystems Inc.
217	0.750%—03/01/2025	175
	Q2 Holdings Inc.
713	0.125%—11/15/2025	579
	RingCentral Inc.
737	0.000%—03/15/2026[3]	560
	Splunk Inc.
827	1.125%—09/15/2025-06/15/2027	768
		4,674
SPECIALTY RETAIL—0.3%
	Liberty Interactive LLC
1,675	3.750%—02/15/2030	762
TOTAL CONVERTIBLE BONDS
(Cost $16,818)		14,631

CORPORATE BONDS & NOTES—86.9%
AEROSPACE & DEFENSE—2.4%
	Bombardier Inc.
97	7.125%—06/15/2026[2]	90
191	7.500%—03/15/2025[2]	187
		277
	Howmet Aerospace Inc.
207	5.125%—10/01/2024	209
	Spirit Aerosystems Inc.
141	5.500%—01/15/2025[2]	140
59	7.500%—04/15/2025[2]	59
		199

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
	TransDigm Inc.
$2,244	6.250%—03/15/2026[2]	$2,258
998	6.375%—06/15/2026	994
1,145	8.000%—12/15/2025[2]	1,188
		4,440
	TransDigm UK Holdings plc
966	6.875%—05/15/2026	965
	Triumph Group Inc.
699	8.875%—06/01/2024[2]	724
		6,814
AIR FREIGHT & LOGISTICS—0.1%
	GXO Logistics Inc.
379	2.650%—07/15/2031	297
AIRLINES—0.1%
	American Airlines Inc./AAdvantage Loyalty IP Ltd.
192	5.500%—04/20/2026[2]	189
AUTO COMPONENTS—2.5%
	Allison Transmission Inc.
857	3.750%—01/30/2031[2]	741
	American Axle & Manufacturing Inc.
957	5.000%—10/01/2029	839
157	6.500%—04/01/2027	151
		990
	Clarios Global LP / Clarios US Finance Co.
242	6.250%—05/15/2026[2]	244
525	8.500%—05/15/2027[2]	530
		774
	Dana Financing Luxembourg Sarl
860	5.750%—04/15/2025[2]	848
	Goodyear Tire & Rubber Co.
109	4.875%—03/15/2027	104
1,461	5.000%—05/31/2026-07/15/2029	1,388
96	5.625%—04/30/2033	85
496	9.500%—05/31/2025	523
		2,100
	Tenneco Inc.
597	5.125%—04/15/2029[2]	588
33	7.875%—01/15/2029[2]	33
		621
	ZF North America Capital Inc.
1,148	4.750%—04/29/2025[2]	1,094
		7,168
AUTOMOBILES—3.1%
	Ford Motor Co.
576	4.750%—01/15/2043	475
376	5.291%—12/08/2046	324
566	9.000%—04/22/2025	628
717	9.625%—04/22/2030	858
		2,285
	Ford Motor Credit Co. LLC
486	3.625%—06/17/2031	413
501	4.000%—11/13/2030	444
1,844	4.125%—08/17/2027	1,754
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—Continued
$450	4.950%—05/28/2027	$443
607	5.125%—06/16/2025	606
		3,660
	Jaguar Land Rover Automotive plc
583	5.500%—07/15/2029[2]	451
500	5.625%—02/01/2023[2]	500
476	5.875%—01/15/2028[2]	373
676	7.750%—10/15/2025[2]	649
		1,973
	THOR Industries Inc.
1,072	4.000%—10/15/2029[2]	870
		8,788
BEVERAGES—0.3%
	Triton Water Holdings Inc.
948	6.250%—04/01/2029[2]	715
BUILDING PRODUCTS—0.4%
	Eco Material Technologies Inc.
827	7.875%—01/31/2027[2]	737
	Standard Industries Inc.
533	3.375%—01/15/2031[2]	434
		1,171
CAPITAL MARKETS—0.9%
	CTR Partnership LP / CareTrust Capital Corp.
133	3.875%—06/30/2028[2]	118
	Global Infrastructure Solutions Inc.
449	5.625%—06/01/2029[2]	355
457	7.500%—04/15/2032[2]	354
		709
	GrafTech Finance Inc.
448	4.625%—12/15/2028[2]	389
	Metis Merger Sub LLC
618	6.500%—05/15/2029[2]	527
	RP Escrow Issuer LLC
862	5.250%—12/15/2025[2]	776
		2,519
CHEMICALS—3.3%
	Avient Corp.
456	5.750%—05/15/2025[2]	459
530	7.125%—08/01/2030[2]	547
		1,006
	Celanese US Holdings LLC
610	6.379%—07/15/2032	627
	Consolidated Energy Finance SA
371	5.625%—10/15/2028[2]	303
535	6.500%—05/15/2026[2]	501
		804
	Illuminate Buyer LLC / Illuminate Holdings IV Inc.
748	9.000%—07/01/2028[2]	595
	Ineos Quattro Finance 2 plc
749	3.375%—01/15/2026[2]	664
	Methanex Corp.
985	5.125%—10/15/2027	913
	NOVA Chemicals Corp.
316	4.875%—06/01/2024[2]	310
	Olympus Water US Holding Corp.
201	6.250%—10/01/2029[2]	144

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	PMHC II Inc.
$1,200	9.000%—02/15/2030[2]	$876
	Polar US Borrower LLC / Schenectady International Group Inc.
1,021	6.750%—05/15/2026[2]	686
	SCIH Salt Holdings Inc.
270	4.875%—05/01/2028[2]	235
	SCIL IV LLC / SCIL USA Holdings LLC
511	5.375%—11/01/2026[2]	429
	SPCM SA
366	3.375%—03/15/2030[2]	295
	Standard Industries Inc.
393	4.375%—07/15/2030[2]	344
	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc.
705	5.375%—09/01/2025[2]	610
	Tronox Inc.
536	4.625%—03/15/2029[2]	463
	WR Grace Holdings LLC
268	5.625%—08/15/2029[2]	227
		9,228
COMMERCIAL SERVICES & SUPPLIES—2.0%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
243	6.000%—06/01/2029[2]	187
607	6.625%—07/15/2026[2]	589
		776
	Garda World Security Corp.
159	4.625%—02/15/2027[2]	144
375	6.000%—06/01/2029[2]	296
1,073	9.500%—11/01/2027[2]	1,013
		1,453
	GFL Environmental Inc.
542	4.000%—08/01/2028[2]	490
1,017	4.375%—08/15/2029[2]	909
451	4.750%—06/15/2029[2]	415
		1,814
	KAR Auction Services Inc.
174	5.125%—06/01/2025[2]	172
	LABL Inc.
73	6.750%—07/15/2026[2]	71
	Madison IAQ LLC
162	5.875%—06/30/2029[2]	127
	Stericycle Inc.
379	3.875%—01/15/2029[2]	347
880	5.375%—07/15/2024[2]	879
		1,226
		5,639
COMMUNICATIONS EQUIPMENT—0.4%
	CommScope Inc.
302	4.750%—09/01/2029[2]	263
502	6.000%—03/01/2026[2]	489
		752
	Plantronics Inc.
356	4.750%—03/01/2029[2]	359
		1,111
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—0.5%
	Picasso Finance Sub Inc.
$728	6.125%—06/15/2025[2]	$738
	Pike Corp.
809	5.500%—09/01/2028[2]	695
		1,433
CONSUMER FINANCE—1.6%
	Cobra AcquisitionCo LLC
499	6.375%—11/01/2029[2]	375
	goeasy Ltd.
434	4.375%—05/01/2026[2]	373
	Navient Corp.
182	5.875%—10/25/2024	179
1,487	6.750%—06/25/2025-06/15/2026	1,443
377	7.250%—09/25/2023	383
		2,005
	Navient Corp. MTN[4]
170	5.500%—01/25/2023	171
674	5.625%—08/01/2033	524
367	6.125%—03/25/2024	366
		1,061
	OneMain Finance Corp.
798	6.125%—03/15/2024	788
		4,602
CONTAINERS & PACKAGING—1.0%
	ARD Finance SA
413	6.500%—06/30/2027[2]	314
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
420	6.000%—06/15/2027[2]	433
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.
1,169	5.250%—04/30/2025-08/15/2027[2]	1,049
	Mauser Packaging Solutions Holding Co.
79	5.500%—04/15/2024[2]	78
972	7.250%—04/15/2025[2]	894
		972
		2,768
DISTRIBUTORS—0.3%
	WESCO Distribution Inc.
715	7.125%—06/15/2025[2]	740
DIVERSIFIED CONSUMER SERVICES—0.2%
	McGraw-Hill Education Inc.
539	5.750%—08/01/2028[2]	485
DIVERSIFIED FINANCIAL SERVICES—0.1%
	Compass Group Diversified Holdings LLC
299	5.250%—04/15/2029[2]	265
DIVERSIFIED TELECOMMUNICATION SERVICES—2.6%
	Altice Financing SA
429	5.750%—08/15/2029[2]	375
	Cablevision Lightpath LLC
293	3.875%—09/15/2027[2]	261
307	5.625%—09/15/2028[2]	249
		510
	Connect Finco Sarl / Connect US Finco LLC
953	6.750%—10/01/2026[2]	933

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Consolidated Communications Inc.
$374	6.500%—10/01/2028[2]	$323
	Frontier Communications Holdings LLC
169	5.000%—05/01/2028[2]	159
433	8.750%—05/15/2030[2]	461
		620
	Iliad Holding SAS
481	6.500%—10/15/2026[2]	462
275	7.000%—10/15/2028[2]	265
		727
	Level 3 Financing Inc.
115	3.625%—01/15/2029[2]	96
106	3.750%—07/15/2029[2]	88
		184
	Lumen Technologies Inc.
156	4.000%—02/15/2027[2]	144
95	4.500%—01/15/2029[2]	75
250	5.625%—04/01/2025	248
1,029	6.750%—12/01/2023	1,047
		1,514
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc.
352	4.750%—04/30/2027[2]	306
	Switch Ltd.
261	3.750%—09/15/2028[2]	261
	Telecom Italia Capital SA
575	6.000%—09/30/2034	455
84	6.375%—11/15/2033	70
		525
	Zayo Group Holdings Inc.
720	4.000%—03/01/2027[2]	632
	Ziggo Bond Co. BV
478	6.000%—01/15/2027[2]	461
		7,371
ELECTRIC UTILITIES—1.1%
	NRG Energy Inc.
141	3.625%—02/15/2031[2]	118
1,875	3.875%—02/15/2032[2]	1,607
484	5.250%—06/15/2029[2]	454
230	5.750%—01/15/2028	222
751	6.625%—01/15/2027	764
		3,165
ELECTRICAL EQUIPMENT—0.4%
	Clarios Global LP
235	6.750%—05/15/2025[2]	236
	Sensata Technologies BV
220	4.875%—10/15/2023[2]	221
	Sensata Technologies Inc.
408	4.375%—02/15/2030[2]	379
	Vertiv Group Corp.
320	4.125%—11/15/2028[2]	284
		1,120
ENERGY EQUIPMENT & SERVICES—1.6%
	Archrock Partners LP / Archrock Partners Finance Corp.
698	6.250%—04/01/2028[2]	633
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Centennial Resource Production LLC
$775	6.875%—04/01/2027[2]	$742
	Nabors Industries Inc.
588	7.375%—05/15/2027[2]	583
	Nabors Industries Ltd.
608	7.500%—01/15/2028[2]	530
	Precision Drilling Corp.
255	6.875%—01/15/2029[2]	229
	Transocean Phoenix 2 Ltd.
232	7.750%—10/15/2024[2]	225
	Transocean Poseidon Ltd.
377	6.875%—02/01/2027[2]	347
	Transocean Proteus Ltd.
126	6.250%—12/01/2024[2]	120
	Transocean Sentry Ltd.
202	5.375%—05/15/2023[2]	193
	USA Compression Partners LP / USA Compression Finance Corp.
310	6.875%—09/01/2027	284
	Weatherford International Ltd.
609	6.500%—09/15/2028[2]	581
		4,467
ENTERTAINMENT—1.0%
	Lions Gate Capital Holdings LLC
720	5.500%—04/15/2029[2]	588
	Live Nation Entertainment Inc.
249	4.750%—10/15/2027[2]	238
431	5.625%—03/15/2026[2]	426
419	6.500%—05/15/2027[2]	430
		1,094
	Playtika Holding Corp.
1,149	4.250%—03/15/2029[2]	1,032
	WMG Acquisition Corp.
262	3.750%—12/01/2029[2]	241
		2,955
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.0%
	American Finance Trust Inc. / American Finance Operating Partner LP
825	4.500%—09/30/2028[2]	665
	Iron Mountain Inc.
382	4.500%—02/15/2031[2]	336
125	5.250%—07/15/2030[2]	117
624	5.625%—07/15/2032[2]	586
		1,039
	Iron Mountain Information Management Services Inc.
1,264	5.000%—07/15/2032[2]	1,141
	MPT Operating Partnership LP / MPT Finance Corp.
259	5.250%—08/01/2026	254
	RLJ Lodging Trust LP
266	3.750%—07/01/2026[2]	250
196	4.000%—09/15/2029[2]	174
		424
	SBA Communications Corp.
700	3.125%—02/01/2029	614
	Service Properties Trust
446	3.950%—01/15/2028	331
470	4.350%—10/01/2024	422
102	4.375%—02/15/2030	75
278	4.500%—06/15/2023	268

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
$99	4.650%—03/15/2024	$90
358	4.950%—02/15/2027	296
341	5.500%—12/15/2027	297
65	7.500%—09/15/2025	63
		1,842
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
992	7.875%—02/15/2025[2]	1,000
	VICI Properties LP / VICI Note Co. Inc.
645	3.500%—02/15/2025[2]	610
285	4.500%—01/15/2028[2]	266
566	5.750%—02/01/2027[2]	565
		1,441
		8,420
FOOD & STAPLES RETAILING—1.6%
	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC
505	3.250%—03/15/2026[2]	470
1,091	3.500%—03/15/2029[2]	958
809	4.625%—01/15/2027[2]	766
260	4.875%—02/15/2030[2]	238
283	5.875%—02/15/2028[2]	275
1,224	7.500%—03/15/2026[2]	1,265
		3,972
	US Foods Inc.
590	6.250%—04/15/2025[2]	602
		4,574
FOOD PRODUCTS—0.2%
	B&G Foods Inc.
497	5.250%—04/01/2025	481
GAS UTILITIES—0.4%
	AmeriGas Partners LP / AmeriGas Finance Corp.
615	5.625%—05/20/2024	622
534	5.750%—05/20/2027	539
77	5.875%—08/20/2026	78
		1,239
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Garden Spinco Corp.
488	8.625%—07/20/2030[2]	513
	Teleflex Inc.
532	4.250%—06/01/2028[2]	502
		1,015
HEALTH CARE PROVIDERS & SERVICES—6.9%
	Catalent Pharma Solutions Inc.
234	5.000%—07/15/2027[2]	234
	Centene Corp.
846	2.450%—07/15/2028	759
992	2.500%—03/01/2031	853
375	2.625%—08/01/2031	320
1,060	3.000%—10/15/2030	947
		2,879
	DaVita Inc.
503	3.750%—02/15/2031[2]	383
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Encompass Health Corp.
$56	4.500%—02/01/2028	$52
417	4.625%—04/01/2031	375
		427
	Global Medical Response Inc.
863	6.500%—10/01/2025[2]	803
	HCA Inc.
1,424	7.690%—06/15/2025	1,531
714	8.360%—04/15/2024	763
		2,294
	HCA Inc. MTN[4]
988	7.580%—09/15/2025	1,075
	Legacy LifePoint Health LLC
386	5.375%—01/15/2029[2]	299
974	6.750%—04/15/2025[2]	955
		1,254
	Molina Healthcare Inc.
1,522	3.875%—11/15/2030-05/15/2032[2]	1,403
	Option Care Health Inc.
331	4.375%—10/31/2029[2]	302
	RegionalCare Hospital Partners Holdings Inc. / LifePoint Health Inc.
2,063	9.750%—12/01/2026[2]	1,946
	Surgery Center Holdings Inc.
798	6.750%—07/01/2025[2]	759
2,354	10.000%—04/15/2027[2]	2,402
		3,161
	Tenet Healthcare Corp.
811	6.125%—10/01/2028-06/15/2030[2]	805
2,142	6.250%—02/01/2027[2]	2,171
348	6.875%—11/15/2031	336
		3,312
		19,473
HEALTH CARE TECHNOLOGY—2.4%
	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.
2,484	5.750%—03/01/2025[2]	2,475
	Minerva Merger Sub Inc.
250	6.500%—02/15/2030[2]	226
	Verscend Escrow Corp.
4,099	9.750%—08/15/2026[2]	4,129
		6,830
HOTELS, RESTAURANTS & LEISURE—6.2%
	Aramark Services Inc.
95	5.000%—04/01/2025[2]	95
725	6.375%—05/01/2025[2]	727
		822
	Caesars Entertainment Inc.
2,595	6.250%—07/01/2025[2]	2,592
913	8.125%—07/01/2027[2]	914
		3,506
	Caesars Resort Collection LLC / CRC Finco Inc.
1,028	5.750%—07/01/2025[2]	1,029
	CEC Entertainment LLC
495	6.750%—05/01/2026[2]	463

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
$340	5.500%—05/01/2025[2]	$343
	Hilton Domestic Operating Co. Inc.
674	4.000%—05/01/2031[2]	607
	International Game Technology plc
587	4.125%—04/15/2026[2]	561
465	6.250%—01/15/2027[2]	474
		1,035
	IRB Holding Corp.
670	7.000%—06/15/2025[2]	686
	MGM Resorts International
713	4.750%—10/15/2028	647
467	5.500%—04/15/2027	454
315	5.750%—06/15/2025	312
1,478	6.750%—05/01/2025	1,506
		2,919
	NCL Corp. Ltd.
365	5.875%—02/15/2027[2]	336
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
294	5.625%—09/01/2029[2]	238
435	5.875%—09/01/2031[2]	342
		580
	Royal Caribbean Cruises Ltd.
583	5.375%—07/15/2027[2]	453
590	5.500%—04/01/2028[2]	444
387	9.125%—06/15/2023[2]	393
1,041	10.875%—06/01/2023[2]	1,066
367	11.500%—06/01/2025[2]	394
		2,750
	Scientific Games International Inc.
497	7.000%—05/15/2028[2]	506
558	7.250%—11/15/2029[2]	569
		1,075
	Travel + Leisure Co.
99	6.000%—04/01/2027	99
778	6.625%—07/31/2026[2]	792
		891
	Vail Resorts Inc.
229	6.250%—05/15/2025[2]	234
	VOC Escrow Ltd.
218	5.000%—02/15/2028[2]	194
		17,470
HOUSEHOLD DURABLES—0.5%
	LGI Homes Inc.
1,001	4.000%—07/15/2029[2]	826
	M/I Homes Inc.
347	3.950%—02/15/2030	289
	Taylor Morrison Communities Inc.
277	5.875%—06/15/2027[2]	283
		1,398
HOUSEHOLD PRODUCTS—0.9%
	PetSmart Inc. / PetSmart Finance Corp.
1,994	4.750%—02/15/2028[2]	1,898
734	7.750%—02/15/2029[2]	708
		2,606
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.7%
	Vistra Operations Co. LLC
$771	4.375%—05/01/2029[2]	$718
493	5.000%—07/31/2027[2]	486
351	5.500%—09/01/2026[2]	356
304	5.625%—02/15/2027[2]	306
		1,866
INSURANCE—1.4%
	Acrisure LLC / Acrisure Finance Inc.
812	7.000%—11/15/2025[2]	780
334	10.125%—08/01/2026[2]	340
		1,120
	GTCR AP Finance Inc.
549	8.000%—05/15/2027[2]	540
	Hub International Ltd.
1,411	7.000%—05/01/2026[2]	1,395
	NFP Corp.
273	4.875%—08/15/2028[2]	249
657	6.875%—08/15/2028[2]	578
		827
		3,882
INTERACTIVE MEDIA & SERVICES—1.4%
	Arches Buyer Inc.
714	4.250%—06/01/2028[2]	612
	Go Daddy Operating Co. LLC / GD Finance Co. Inc.
406	3.500%—03/01/2029[2]	363
	Match Group Holdings II LLC
357	5.000%—12/15/2027[2]	347
	Rackspace Technology Global Inc.
901	3.500%—02/15/2028[2]	746
	Tripadvisor Inc.
921	7.000%—07/15/2025[2]	920
	Twitter Inc.
963	5.000%—03/01/2030[2]	931
		3,919
INTERNET & DIRECT MARKETING RETAIL—0.3%
	QVC Inc.
1,204	5.450%—08/15/2034	859
IT SERVICES—1.8%
	Block Inc.
867	3.500%—06/01/2031	752
	Conduent Business Services LLC / Conduent State & Local Solutions Inc.
599	6.000%—11/01/2029[2]	506
	MoneyGram International Inc.
343	5.375%—08/01/2026[2]	338
	Presidio Holdings Inc.
418	4.875%—02/01/2027[2]	403
913	8.250%—02/01/2028[2]	863
		1,266
	Sabre GLBL Inc.
282	7.375%—09/01/2025[2]	280
1,100	9.250%—04/15/2025[2]	1,121
		1,401
	Twilio Inc.
532	3.875%—03/15/2031	472

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
IT SERVICES—Continued
	ZipRecruiter Inc.
$385	5.000%—01/15/2030[2]	$344
		5,079
LEISURE PRODUCTS—0.1%
	Wyndham Destinations Inc.
347	4.625%—03/01/2030[2]	285
LIFE SCIENCES TOOLS & SERVICES—0.5%
	Avantor Funding Inc.
551	3.875%—11/01/2029[2]	509
	IQVIA Inc.
851	5.000%—05/15/2027[2]	853
		1,362
MACHINERY—0.6%
	Allison Transmission Inc.
203	5.875%—06/01/2029[2]	200
	EnPro Industries Inc.
585	5.750%—10/15/2026	580
	Meritor Inc.
242	6.250%—06/01/2025[2]	250
	OT Merger Corp.
761	7.875%—10/15/2029[2]	535
		1,565
MEDIA—8.7%
	Altice France Holding SA
261	6.000%—02/15/2028[2]	202
	Altice France SA
787	5.500%—10/15/2029[2]	678
4,185	8.125%—02/01/2027[2]	4,138
		4,816
	AMC Networks Inc.
970	4.250%—02/15/2029	856
427	4.750%—08/01/2025	410
		1,266
	Audacy Capital Corp.
366	6.750%—03/31/2029[2]	177
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,490	4.250%—02/01/2031-01/15/2034[2]	1,251
591	4.500%—08/15/2030-06/01/2033[2]	510
607	4.750%—02/01/2032[2]	538
200	5.375%—06/01/2029[2]	191
714	5.500%—05/01/2026[2]	720
		3,210
	CSC Holdings LLC
300	4.125%—12/01/2030[2]	256
443	4.500%—11/15/2031[2]	377
1,158	5.750%—01/15/2030[2]	939
1,127	6.500%—02/01/2029[2]	1,091
		2,663
	Diamond Sports Group LLC / Diamond Sports Finance Co.
781	5.375%—08/15/2026[2]	173
	DIRECTV Financing LLC / DIRECTV Financing Co-Obligor Inc.
1,347	5.875%—08/15/2027[2]	1,257
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	DISH DBS Corp.
$655	5.125%—06/01/2029	$429
634	5.750%—12/01/2028[2]	516
		945
	Entercom Media Corp.
129	6.500%—05/01/2027[2]	64
	Gray Television Inc.
790	5.875%—07/15/2026[2]	786
	Hughes Satellite Systems Corp.
301	5.250%—08/01/2026	306
781	6.625%—08/01/2026	761
		1,067
	Midas OPCO Holdings LLC
571	5.625%—08/15/2029[2]	479
	Radiate Holdco LLC / Radiate Finance Inc.
401	4.500%—09/15/2026[2]	372
	Sable International Finance Ltd.
345	5.750%—09/07/2027[2]	305
	Sirius XM Radio Inc.
416	3.875%—09/01/2031[2]	363
1,420	4.000%—07/15/2028[2]	1,321
270	5.000%—08/01/2027[2]	268
		1,952
	Tegna Inc.
685	4.750%—03/15/2026[2]	681
	Telesat Canada / Telesat LLC
906	4.875%—06/01/2027[2]	536
394	5.625%—12/06/2026[2]	253
243	6.500%—10/15/2027[2]	101
		890
	Univision Communications Inc.
724	5.125%—02/15/2025[2]	705
525	6.625%—06/01/2027[2]	527
		1,232
	Viasat Inc.
1,723	5.625%—09/15/2025[2]	1,521
336	6.500%—07/15/2028[2]	251
		1,772
	Virgin Media Secured Finance plc
231	4.500%—08/15/2030[2]	209
		24,518
METALS & MINING—1.0%
	Clydesdale Acquisition Holdings Inc.
542	8.750%—04/15/2030[2]	518
	Condor Merger Sub Inc.
489	7.375%—02/15/2030[2]	431
	Fmg Resources August 2006 Pty Ltd.
398	5.875%—04/15/2030[2]	380
	FMG Resources August 2006 Pty Ltd.
272	4.375%—04/01/2031[2]	236
506	4.500%—09/15/2027[2]	468
516	5.125%—05/15/2024[2]	521
431	6.125%—04/15/2032[2]	411
		1,636
		2,965

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
	Blackstone Mortgage Trust Inc.
$767	3.750%—01/15/2027[2]	$684
	Starwood Property Trust Inc.
685	3.625%—07/15/2026[2]	619
314	3.750%—12/31/2024[2]	303
		922
		1,606
OIL, GAS & CONSUMABLE FUELS—10.6%
	Aethon United BR LP / Aethon United Finance Corp.
535	8.250%—02/15/2026[2]	554
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
843	5.750%—03/01/2027-01/15/2028[2]	836
664	7.875%—05/15/2026[2]	696
		1,532
	Buckeye Partners LP
350	3.950%—12/01/2026	326
370	5.850%—11/15/2043	271
606	6.750%—08/15/2033	585
		1,182
	Centennial Resource Production LLC
405	5.375%—01/15/2026[2]	372
	Civitas Resources Inc.
916	5.000%—10/15/2026[2]	862
	CNX Resources Corp.
274	6.000%—01/15/2029[2]	267
775	7.250%—03/14/2027[2]	786
		1,053
	Colgate Energy Partners III LLC
766	5.875%—07/01/2029[2]	702
521	7.750%—02/15/2026[2]	512
		1,214
	Comstock Resources Inc.
290	5.875%—01/15/2030[2]	273
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
534	8.000%—04/01/2029[2]	529
	Crownrock LP / Crownrock Finance Inc.
155	5.000%—05/01/2029[2]	144
60	5.625%—10/15/2025[2]	60
		204
	DT Midstream Inc.
775	4.375%—06/15/2031[2]	697
	Encino Acquisition Partners Holdings LLC
641	8.500%—05/01/2028[2]	628
	EQM Midstream Partners LP
245	4.500%—01/15/2029[2]	220
326	4.750%—01/15/2031[2]	295
643	6.500%—07/15/2048	541
		1,056
	Ferrellgas LP / Ferrellgas Finance Corp.
588	5.375%—04/01/2026[2]	548
	Genesis Energy LP / Genesis Energy Finance Corp.
479	8.000%—01/15/2027	471
	Gulfport Energy Operating Corp.
973	8.000%—05/17/2026[2]	979
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Hilcorp Energy I LP / Hilcorp Finance Co.
$1,004	6.000%—02/01/2031[2]	$923
399	6.250%—04/15/2032[2]	360
		1,283
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
671	6.000%—08/01/2026[2]	640
	Moss Creek Resources Holdings Inc.
376	7.500%—01/15/2026[2]	343
511	10.500%—05/15/2027[2]	493
		836
	Murphy Oil Corp.
167	6.125%—12/01/2042	131
359	6.375%—07/15/2028	359
		490
	NGL Energy Operating LLC / NGL Energy Finance Corp.
673	7.500%—02/01/2026[2]	617
	NuStar Logistics LP
593	5.750%—10/01/2025	577
	Occidental Petroleum Corp.
518	5.500%—12/01/2025	530
350	5.550%—03/15/2026	360
917	6.200%—03/15/2040	940
745	6.450%—09/15/2036	830
763	6.600%—03/15/2046	844
459	6.950%—07/01/2024	482
243	7.500%—05/01/2031	282
115	8.500%—07/15/2027	132
702	8.875%—07/15/2030	842
		5,242
	Parkland Corp.
1,234	4.500%—10/01/2029[2]	1,086
810	4.625%—05/01/2030[2]	727
299	5.875%—07/15/2027[2]	292
		2,105
	Rattler Midstream LP
576	5.625%—07/15/2025[2]	588
	Sanchez Energy Corp.
3,000	0.000%—06/15/2021*	64
	SM Energy Co.
772	6.500%—07/15/2028	762
	Southwestern Energy Co.
323	4.750%—02/01/2032	302
454	8.375%—09/15/2028	488
		790
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
1,035	6.000%—09/01/2031[2]	934
745	7.500%—10/01/2025[2]	747
		1,681
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
572	6.500%—07/15/2027	588
	Venture Global Calcasieu Pass LLC
1,291	3.875%—08/15/2029-11/01/2033[2]	1,150
336	4.125%—08/15/2031[2]	311
		1,461
		29,878

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PAPER & FOREST PRODUCTS—0.0%
	Glatfelter Corp.
$177	4.750%—11/15/2029[2]	$121
PERSONAL PRODUCTS—0.1%
	HLF Financing Sarl LLC / Herbalife International Inc.
351	4.875%—06/01/2029[2]	260
PHARMACEUTICALS—1.6%
	Bausch Health Cos. Inc.
318	4.875%—06/01/2028[2]	254
915	5.250%—02/15/2031[2]	472
99	5.500%—11/01/2025[2]	88
227	7.250%—05/30/2029[2]	124
1,136	9.000%—12/15/2025[2]	828
		1,766
	Catalent Pharma Solutions Inc.
396	3.500%—04/01/2030[2]	355
	Organon Finance 1 LLC
200	5.125%—04/30/2031[2]	187
	Teva Pharmaceutical Finance Co. LLC
194	6.150%—02/01/2036	178
	Teva Pharmaceutical Finance Netherlands III BV
77	2.800%—07/21/2023	76
555	3.150%—10/01/2026	502
200	4.750%—05/09/2027	192
1,024	6.000%—04/15/2024	1,034
261	7.125%—01/31/2025	268
		2,072
		4,558
PROFESSIONAL SERVICES—0.7%
	Nielsen Finance LLC / Nielsen Finance Co.
13	4.500%—07/15/2029[2]	12
887	4.750%—07/15/2031[2]	845
1,040	5.875%—10/01/2030[2]	1,022
		1,879
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
	Global NET Lease Inc. / Global NET Lease Operating Partnership LP
858	3.750%—12/15/2027[2]	753
	Kennedy-Wilson Inc.
214	4.750%—02/01/2030	184
	MPT Operating Partnership LP / MPT Finance Corp.
2,085	3.500%—03/15/2031	1,800
		2,737
ROAD & RAIL—1.4%
	Carriage Purchaser Inc.
620	7.875%—10/15/2029[2]	433
	Uber Technologies Inc.
1,134	7.500%—05/15/2025-09/15/2027[2]	1,152
969	8.000%—11/01/2026[2]	988
		2,140
	XPO CNW Inc.
737	6.700%—05/01/2034	700
	XPO Logistics Inc.
546	6.250%—05/01/2025[2]	555
		3,828
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—0.9%
	Boxer Parent Co. Inc.
$461	7.125%—10/02/2025[2]	$453
986	9.125%—03/01/2026[2]	944
		1,397
	Consensus Cloud Solutions Inc.
153	6.000%—10/15/2026[2]	141
310	6.500%—10/15/2028[2]	276
		417
	Elastic NV
973	4.125%—07/15/2029[2]	867
		2,681
SPECIALTY RETAIL—1.6%
	Asbury Automotive Group Co.
125	4.625%—11/15/2029[2]	111
4	4.750%—03/01/2030	3
1,304	5.000%—02/15/2032[2]	1,141
		1,255
	Bath & Body Works Inc.
265	6.694%—01/15/2027	262
779	6.875%—11/01/2035	716
		978
	Group 1 Automotive Inc.
265	4.000%—08/15/2028[2]	237
	Lithia Motors Inc.
206	3.875%—06/01/2029[2]	184
	Michaels Cos. Inc.
609	7.875%—05/01/2029[2]	419
	Penske Automotive Group Inc.
621	3.500%—09/01/2025	599
631	3.750%—06/15/2029	569
		1,168
	Sonic Automotive Inc.
260	4.875%—11/15/2031[2]	212
		4,453
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
	Entegris Escrow Corp.
819	5.950%—06/15/2030[2]	814
	NCR Corp.
477	5.000%—10/01/2028[2]	455
	Seagate HDD Cayman Co.
155	4.091%—06/01/2029	141
945	4.125%—01/15/2031	825
429	5.750%—12/01/2034	387
		1,353
		2,622
TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Compass Group Diversified Holdings LLC
665	5.000%—01/15/2032[2]	511
	Hanesbrands Inc.
4	4.875%—05/15/2026[2]	4
		515
THRIFTS & MORTGAGE FINANCE—0.3%
	Nationstar Mortgage Holdings Inc.
215	6.000%—01/15/2027[2]	200

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
THRIFTS & MORTGAGE FINANCE—Continued
	PennyMac Financial Services Inc.
$684	5.750%—09/15/2031[2]	$569
	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc.
54	3.625%—03/01/2029[2]	46
		815
TRADING COMPANIES & DISTRIBUTORS—0.2%
	Alta Equipment Group Inc.
591	5.625%—04/15/2026[2]	498
WIRELESS TELECOMMUNICATION SERVICES—1.9%
	C&W Senior Financing DAC
1,278	6.875%—09/15/2027[2]	1,143
	LCPR Senior Secured Financing DAC
371	6.750%—10/15/2027[2]	361
	Sprint Capital Corp.
900	6.875%—11/15/2028	1,012
1,443	8.750%—03/15/2032	1,871
		2,883
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
	Sprint Corp.
$247	7.125%—06/15/2024	$259
544	7.625%—03/01/2026	594
		853
	T-Mobile USA Inc.
86	2.875%—02/15/2031	76
		5,316
TOTAL CORPORATE BONDS & NOTES
(Cost $265,989)		244,583
TOTAL INVESTMENTS—97.3%
(Cost $297,978)		273,977
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		7,462
TOTAL NET ASSETS—100.0%		$281,439

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Security in default
1
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $183,520 or 65% of net assets.

3	Zero coupon bond
4	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.4%
108,241	Airbus SE (France)	$11,671
1,849,199	BAE Systems plc (United Kingdom)	17,380
8,067,854	Rolls-Royce Holdings plc (United Kingdom)*	8,818
69,894	Thales SA (France)	8,692
		46,561
AIR FREIGHT & LOGISTICS—0.1%
139,137	Oesterreichische Post AG (Austria)	4,009
AIRLINES—0.3%
5,210	Copa Holdings SA (Panama)*	350
1,280,705	EasyJet plc (United Kingdom)*	6,255
1,103,746	Qantas Airways Ltd. (Australia)*	3,557
		10,162
AUTO COMPONENTS—0.9%
381,200	Bridgestone Corp. (Japan)	14,869
1,415,749	Gestamp Automocion SA (Spain)*,1	5,446
39,000	Hankook Tire & Technology Co. Ltd. (South Korea)	1,045
602,507	Johnson Electric Holdings Ltd. (Hong Kong)	771
130,500	Toyota Industries Corp. (Japan)	7,946
		30,077
AUTOMOBILES—0.7%
183,662	Bayerische Motoren Werke AG (Germany)	15,008
9,209	Hyundai Motor Co. (South Korea)	1,393
398,400	Toyota Motor Corp. (Japan)	6,466
		22,867
BANKS—9.6%
824,489	Australia & New Zealand Banking Group Ltd. (Australia)	13,325
344,212	Axis Bank Ltd. (India)	3,161
3,583,048	Bank of Ireland Group plc (Ireland)*	20,523
19,433,070	Barclays plc (United Kingdom)	37,225
661,208	BNP Paribas SA (France)	31,240
5,440,754	CaixaBank SA (Spain)	16,337
25,137	Capitec Bank Holdings Ltd. (South Africa)	3,021
210,780	Close Brothers Group plc (United Kingdom)	2,849
122,600	Danske Bank AS (Denmark)	1,715
602,534	DBS Group Holdings Ltd. (Singapore)	13,749
510,109	DNB Bank ASA (Norway)	10,062
294,000	Fukuoka Financial Group Inc. (Japan)	5,211
471,500	Grupo Financiero Banorte SAB de CV (Mexico)*	2,687
102,040	Hana Financial Group Inc. (South Korea)	2,924
111,893	HDFC Bank Ltd. ADR (India)[2]	7,027
409,969	HSBC Holdings plc (Hong Kong)	2,575
1,484,880	Intesa Sanpaolo SpA (Italy)	2,637
395,700	Kasikornbank PCL (Thailand)	1,586
57,229,228	Lloyds Banking Group plc (United Kingdom)	31,685
12,216,300	PT Bank Central Asia TBK (Indonesia)	6,075
7,493,900	Resona Holdings Inc. (Japan)	29,123
109,800	Shinhan Financial Group Co. Ltd. (South Korea)*	3,024
1,177,171	Standard Chartered plc (United Kingdom)	8,114
205,300	Sumitomo Mitsui Financial Group Inc. (Japan)	6,441
622,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	20,432
1,672,369	Svenska Handelsbanken AB (Sweden)	15,038
1,945,723	UniCredit SpA (Italy)	19,243
326,600	United Overseas Bank Ltd. (Singapore)	6,516
		323,545
BEVERAGES—4.2%
204,589	Anheuser-Busch InBev SA (Belgium)	10,959
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
286,200	Asahi Group Holdings Ltd. (Japan)	$9,950
91,833	Carlsberg AS (Denmark)	11,878
172,026	Coca-Cola Europacific Partners plc (United States)	9,310
725,009	Davide Campari-Milano NV (Italy)	8,049
592,374	Diageo plc (United Kingdom)	28,062
239,306	Heineken NV (Netherlands)	23,592
2,031,500	Kirin Holdings Co. Ltd. (Japan)	33,415
22,058	Pernod Ricard SA (France)	4,333
6,849,600	Thai Beverage PCL (Singapore)	3,204
		142,752
BIOTECHNOLOGY—0.3%
44,286	CSL Ltd. (Australia)	9,017
BUILDING PRODUCTS—2.0%
1,196,194	Assa Abloy AB Class B (Sweden)	28,261
45,774	Geberit AG (Switzerland)	24,108
714,162	GWA Group Ltd. (Australia)	1,042
598,000	LIXIL Group Corp. (Japan)	12,376
		65,787
CAPITAL MARKETS—2.3%
1,739,204	3i Group plc (United Kingdom)	27,023
706,300	Daiwa Securities Group Inc. (Japan)	3,261
824,355	IG Group Holdings plc (United Kingdom)	7,998
409,300	JAFCO Group Co. Ltd. (Japan)	5,566
2,383,131	Jupiter Fund Management plc (United Kingdom)	3,659
3,663,000	Nomura Holdings Inc. (Japan)	13,976
112,176	Rathbone Brothers plc (United Kingdom)	2,477
767,277	St. James's Place plc (United Kingdom)	11,525
177,010	UBS Group AG (Switzerland)	2,893
		78,378
CHEMICALS—1.4%
999,300	Air Water Inc. (Japan)	13,454
328,216	BASF SE (Germany)	14,627
158,100	Nissan Chemical Corp. (Japan)	8,084
148,700	Sumitomo Bakelite Co. Ltd. (Japan)	4,813
83,800	Tokyo Ohka Kogyo Co. Ltd. (Japan)	4,345
		45,323
COMMERCIAL SERVICES & SUPPLIES—1.9%
90,300	AEON Delight Co. Ltd. (Japan)	1,954
65,704	Befesa SA (Germany)*,1	3,043
423,639	Brambles Ltd. (Australia)	3,410
2,923,686	Cleanaway Waste Management Ltd. (Australia)	5,632
168,691	Elis SA (France)	2,518
1,841,492	HomeServe plc (United Kingdom)	26,390
70,500	SECOM Co. Ltd. (Japan)	4,709
6,656,922	Serco Group plc (United Kingdom)	15,316
		62,972
CONSTRUCTION & ENGINEERING—1.3%
272,677	Boskalis Westminster NV (Netherlands)	8,947
119,933	Ferrovial SA (Spain)	3,212
1,093,700	Infroneer Holdings Inc. (Japan)	8,028
1,996,200	Obayashi Corp. (Japan)	14,681
1,488,000	Penta-Ocean Construction Co. Ltd. (Japan)	8,179
		43,047
CONSTRUCTION MATERIALS—1.6%
107,100	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (China)	643

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
90,366	CRH plc (Ireland)	$3,468
1,031,603	Fletcher Building Ltd. (New Zealand)	3,356
369,610	Holcim Ltd. (Switzerland)*	17,331
32,052	Imerys SA (France)	1,086
121,821	James Hardie Industries PLC CDI (Australia)*,[2]	3,009
798,500	Taiheiyo Cement Corp. (Japan)	11,980
49,986	Vicat SA (France)	1,303
446,795	Wienerberger AG (Austria)	10,284
		52,460
CONSUMER FINANCE—0.2%
1,866,315	International Personal Finance plc (United Kingdom)	2,191
2,290,775	Non-Standard Finance plc (United Kingdom)*,1	61
1,355,899	Provident Financial plc (United Kingdom)	3,204
		5,456
CONTAINERS & PACKAGING—0.6%
3,033,554	DS Smith plc (United Kingdom)	10,813
867,400	Toyo Seikan Group Holdings Ltd. (Japan)	9,989
		20,802
DISTRIBUTORS—0.4%
1,422,975	Inchcape plc (United Kingdom)	14,564
DIVERSIFIED FINANCIAL SERVICES—0.6%
2,451,170	AMP Ltd. (Australia)*	1,877
1,461,600	B3 Brasil Bolsa Balcao SA (Brazil)*	3,133
451,545	Chailease Holding Co. Ltd. (Taiwan)	3,211
380,078	Challenger Ltd. (Australia)	1,877
70,187	Macquarie Group Ltd. (Australia)	8,983
		19,081
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
469,562	Deutsche Telekom AG (Germany)	8,922
3,938,488	Koninklijke KPN NV (Netherlands)	12,993
1,400,900	Nippon Telegraph & Telephone Corp. (Japan)	40,017
1,121,600	Singapore Telecommunications Ltd. (Singapore)	2,121
1,342,908	Telstra Corp. Ltd. (Australia)	3,670
		67,723
ELECTRIC UTILITIES—0.5%
144,807	Orsted AS (Denmark)[1]	16,858
ELECTRICAL EQUIPMENT—3.6%
612,430	ABB Ltd. (Switzerland)	18,618
154,806	Havells India Ltd. (India)*	2,448
316,973	Legrand SA (France)	25,950
1,209,800	Mitsubishi Electric Corp. (Japan)	12,769
151,809	Schneider Electric SE (France)	20,996
1,544,425	Vestas Wind Systems AS (Denmark)	40,593
		121,374
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
435,000	Delta Electronics Inc. (Taiwan)	3,783
110,200	Kyocera Corp. (Japan)	6,126
73,900	Omron Corp. (Japan)	4,133
314,300	TDK Corp. (Japan)	9,899
		23,941
ENERGY EQUIPMENT & SERVICES—0.2%
1,597,399	John Wood Group plc (United Kingdom)*	3,062
631,689	Petrofac Ltd. (United Kingdom)*	889
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
123,994	Saipem SpA (Italy)*	$103
161,672	Technip Energies NV (France)*	1,909
		5,963
ENTERTAINMENT—0.5%
144,486	CTS Eventim AG & Co. KGaA (Germany)*	7,959
316,431	Modern Times Group MTG AB Class B (Sweden)*	3,275
9,500	Nintendo Co. Ltd. (Japan)	4,248
		15,482
FOOD & STAPLES RETAILING—1.4%
198,431	Bid Corp. Ltd. (South Africa)	3,660
158,025	Clicks Group Ltd. (South Africa)	2,668
579,686	Koninklijke Ahold Delhaize NV (Netherlands)	15,964
128,400	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,848
960,206	Metcash Ltd. (Australia)	2,799
208,800	Seven & I Holdings Co. Ltd. (Japan)	8,511
3,003,005	Tesco plc (United Kingdom)	9,631
95,013	X5 Retail Group NV GDR (Russia)[2]	—[x]
		48,081
FOOD PRODUCTS—1.5%
928,000	China Mengniu Dairy Co. Ltd. (China)*	4,311
1,169,645	Devro plc (United Kingdom)	2,634
2,262,000	First Pacific Co. Ltd. (Hong Kong)	903
15,800	Fuji Oil Holdings Inc. (Japan)	270
328,300	Megmilk Snow Brand Co. Ltd. (Japan)	4,571
271,900	NH Foods Ltd. (Japan)	8,238
2,142,000	Tingyi Cayman Islands Holding Corp. (China)	3,526
288,300	Toyo Suisan Kaisha Ltd. (Japan)	12,249
164,679	Viscofan SA (Spain)	9,591
88,400	Yakult Honsha Co. Ltd. (Japan)	5,383
		51,676
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
241,774	Coloplast AS Class B (Denmark)	28,297
6,266,267	ConvaTec Group plc (United Kingdom)[1]	17,473
467,061	Demant AS (Denmark)*	17,793
279,944	Getinge AB Class B (Sweden)	6,317
338,803	GN Store Nord AS (Denmark)	11,798
516,985	Koninklijke Philips NV (Netherlands)	10,700
194,799	Smith & Nephew plc (United Kingdom)	2,498
44,180	Sonova Holding AG (Switzerland)	15,913
		110,789
HEALTH CARE PROVIDERS & SERVICES—0.9%
162,200	Alfresa Holdings Corp. (Japan)	2,165
145,633	Amplifon SpA (Italy)	4,816
396,819	Fresenius Medical Care AG & Co. KGaA (Germany)	14,712
525,500	MediPAL Holdings Corp. (Japan)	7,928
33,500	Ship Healthcare Holdings Inc. (Japan)	640
		30,261
HOTELS, RESTAURANTS & LEISURE—4.1%
2,714,000	Ajisen China Holdings Ltd. (China)	297
131,246	Aristocrat Leisure Ltd. (Australia)	3,274
238,838	Carnival plc (United Kingdom)*	1,926
1,582,019	Compass Group plc (United Kingdom)	37,077
1,495,888	Entain plc (United Kingdom)*	22,012
249,248	Flutter Entertainment plc (Ireland)*	25,024
928,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	5,521
68,894	InterContinental Hotels Group plc (United Kingdom)	4,084
404,369	Playtech plc (United Kingdom)*	2,423

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
6,576,678	SSP Group plc (United Kingdom)*	$20,452
54,938	Trip.com Group Ltd. ADR (China)*,2	1,416
4,246,215	TUI AG (Germany)*	6,875
135,230	Yum China Holdings Inc. (China)	6,587
		136,968
HOUSEHOLD DURABLES—0.8%
492,340	Barratt Developments plc (United Kingdom)	3,019
453,600	Midea Group Co. Ltd. (China)	3,707
336,800	Sekisui Chemical Co. Ltd. (Japan)	4,739
114,800	Sony Group Corp. (Japan)	9,738
4,210,511	Taylor Wimpey plc (United Kingdom)	6,554
		27,757
HOUSEHOLD PRODUCTS—0.8%
325,034	Reckitt Benckiser Group plc (United Kingdom)	26,365
INDUSTRIAL CONGLOMERATES—2.1%
524,500	CK Hutchison Holdings Ltd. (Hong Kong)	3,479
181,059	DCC plc (United Kingdom)	11,821
786,500	Hitachi Ltd. (Japan)	39,819
137,000	Jardine Matheson Holdings Ltd. (Hong Kong)	7,236
23,037	LG Corp. (South Korea)	1,438
890,500	Nisshinbo Holdings Inc. (Japan)	7,093
2,578,500	Sime Darby Berhad (Malaysia)	1,359
		72,245
INSURANCE—5.3%
399,851	Admiral Group plc (United Kingdom)	9,345
2,075,200	AIA Group Ltd. (Hong Kong)	20,849
974,579	AXA SA (France)	22,457
1,337,900	Dai-ichi Life Holdings Inc. (Japan)	23,272
225,700	Great Eastern Holdings Ltd. (Singapore)	3,175
31,844	Hannover Rueck SE (Germany)	4,517
28,226	Helvetia Holding AG (Switzerland)	3,227
416,510	Hiscox Ltd. (United Kingdom)	4,535
1,648,600	Japan Post Holdings Co. Ltd. (Japan)	11,870
421,000	Ping An Insurance Group Co. of China Ltd. (China)	2,474
642,653	Porto Seguro SA (Brazil)*	2,288
532,850	Prudential plc (Hong Kong)	6,556
983,447	QBE Insurance Group Ltd. (Australia)	7,952
601,368	Sampo OYJ (Finland)	25,981
127,100	Sompo Holdings Inc. (Japan)	5,673
390,100	Tokio Marine Holdings Inc. (Japan)	22,836
		177,007
INTERACTIVE MEDIA & SERVICES—1.5%
1,395,966	Auto Trader Group plc (United Kingdom)[1]	10,762
38,714	Baidu Inc. ADR (China)*,2	5,287
230,808	Carsales.com Ltd. (Australia)	3,365
4,165,149	Rightmove plc (United Kingdom)	32,562
		51,976
INTERNET & DIRECT MARKETING RETAIL—0.9%
170,853	Cazoo Group Ltd. (United States)*	93
509,984	HelloFresh SE (Germany)*	14,096
137,067	Just Eat Takeaway.com NV (Netherlands)*,1	2,512
32,353	Naspers Ltd. (South Africa)	4,571
240,103	Vipshop Holdings Ltd. ADR (China)*,2	2,199
153,836	Zalando SE (Germany)*,1	4,331
178,300	ZOZO Inc. (Japan)	3,852
		31,654
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.1%
84,965	Alten SA (France)	$11,508
12,711,103	Capita plc (United Kingdom)*	4,463
387,617	Edenred (France)	19,897
199,990	Infosys Ltd. ADR (India)[2]	3,898
484,600	NEC Corp. (Japan)	17,889
336,400	NET One Systems Co. Ltd. (Japan)	7,835
197,400	NS Solutions Corp. (Japan)	5,809
633,900	NTT Data Corp. (Japan)	9,594
34,838	Reply SpA (Italy)	4,586
559,700	SCSK Corp. (Japan)	9,856
163,143	Softcat plc (United Kingdom)	2,783
123,892	Tata Consultancy Services Ltd. (India)	5,182
		103,300
LEISURE PRODUCTS—0.5%
196,000	Giant Manufacturing Co. Ltd. (Taiwan)	1,604
45,691	Mips AB (Sweden)	2,444
712,000	Sega Sammy Holdings Inc. (Japan)	12,227
		16,275
LIFE SCIENCES TOOLS & SERVICES—0.6%
226,693	Eurofins Scientific SE (France)	17,673
41,058	Gerresheimer AG (Germany)	2,466
		20,139
MACHINERY—3.6%
19,614	ALFA Laval AB (Sweden)	586
84,666	Andritz AG (Austria)	3,961
1,975,188	CNH Industrial NV (Italy)	25,446
97,700	Daifuku Co. Ltd. (Japan)	6,230
555,475	Fluidra SA (Spain)	10,383
82,245	GEA Group AG (Germany)	3,070
395,048	Iveco Group NV (Italy)*	2,419
398,100	Kubota Corp. (Japan)*	6,610
341,500	Mitsubishi Heavy Industries Ltd. (Japan)	12,681
167,800	Miura Co. Ltd. (Japan)	4,045
593,300	NSK Ltd. (Japan)	3,323
733,259	Rotork plc (United Kingdom)	2,327
821,806	Sandvik AB (Sweden)	15,143
749,400	Sany Heavy Industry Co. Ltd. (China)	1,897
163,529	Stabilus SA (Germany)	9,216
530,000	Techtronic Industries Co. Ltd. (Hong Kong)	5,881
555,669	Wartsila OYJ ABP (Finland)	4,882
2,518,000	Weichai Power Co. Ltd. (China)	3,600
		121,700
MARINE—0.2%
1,133,860	Irish Continental Group plc (Ireland)*	4,539
38,900	Kawasaki Kisen Kaisha Ltd. (Japan)	2,868
		7,407
MEDIA—2.6%
235,818	Euromoney Institutional Investor plc (United Kingdom)	4,175
1,109,000	Fuji Media Holdings Inc. (Japan)	9,653
283,391	Future plc (United Kingdom)	6,349
444,700	Hakuhodo DY Holdings Inc. (Japan)	4,574
659,147	Informa plc (United Kingdom)	4,794
12,673,432	ITV plc (United Kingdom)	11,399
479,427	JCDecaux SA (France)*	7,732
745,700	Nippon Television Holdings Inc. (Japan)	6,946
231,936	Nordic Entertainment Group AB (Sweden)*	6,886
140,487	Schibsted ASA Class A (Norway)	2,641
60,361	Schibsted ASA Class B (Norway)	1,086

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
461,300	TBS Holdings Inc. (Japan)	$5,907
1,275,559	WPP plc (United Kingdom)	13,766
		85,908
METALS & MINING—4.1%
707,123	Acerinox SA (Spain)	6,899
164,137	African Rainbow Minerals Ltd. (South Africa)	2,314
20,863	Anglo American Platinum Ltd. (South Africa)	1,601
875,145	ArcelorMittal SA (France)	21,593
564,903	BHP Group Ltd. (Australia)	15,459
279,122	BlueScope Steel Ltd. (Australia)	3,279
149,400	Dowa Holdings Co. Ltd. (Japan)	5,418
1,362,048	Evolution Mining Ltd. (Australia)	2,516
133,173	First Quantum Minerals Ltd. (Canada)	2,434
6,902,668	Glencore plc (United Kingdom)*	39,122
282,137	Newcrest Mining Ltd. (Australia)	3,802
95,198	OZ Minerals Ltd. (Australia)	1,271
402,295	Rio Tinto plc (United Kingdom)	24,286
217,215	Severstal PJSC GDR (Russia)[2]	—[x]
80,319	Southern Copper Corp. (Peru)	4,000
153,200	Sumitomo Metal Mining Co. Ltd. (Japan)	4,817
		138,811
MULTILINE RETAIL—0.2%
401,200	Marui Group Co. Ltd. (Japan)	7,324
OIL, GAS & CONSUMABLE FUELS—4.5%
2,753,048	Beach Energy Ltd. (Australia)	3,548
15,023,717	BP plc (United Kingdom)	73,530
1,387,074	Equinor ASA (Norway)	53,408
1,009,800	INPEX Corp. (Japan)	11,574
1,630,910	Santos Ltd. (Australia)	8,478
102,253	Woodside Energy Group Ltd. (Australia)	2,309
		152,847
PAPER & FOREST PRODUCTS—0.3%
2,765,300	Oji Holdings Corp. (Japan)	11,529
PERSONAL PRODUCTS—1.1%
22,686	AMOREPACIFIC Group (South Korea)	646
331,889	Dabur India Ltd. (India)	2,447
984,750	L'Occitane International SA (Hong Kong)	3,359
385,941	Marico Ltd. (India)	2,535
550,020	Unilever plc (United Kingdom)	26,787
		35,774
PHARMACEUTICALS—4.4%
634,671	Novo Nordisk AS (Denmark)	73,922
186,876	Roche Holding AG (Switzerland)	62,044
86,100	Sawai Group Holdings Co. Ltd. (Japan)	2,793
357,100	Tsumura & Co. (Japan)	8,379
		147,138
PROFESSIONAL SERVICES—4.0%
369,753	Adecco Group AG (Switzerland)*	13,025
330,462	ALS Ltd. (Australia)	2,714
404,692	Experian plc (United Kingdom)	14,169
10,135,018	Hays plc (United Kingdom)	15,812
536,631	Intertek Group plc (United Kingdom)	28,680
337,435	IPH Ltd. (Australia)	2,083
441,600	Nomura Co. Ltd. (Japan)	2,931
694,791	PageGroup plc (United Kingdom)*	3,867
234,200	Persol Holdings Co. Ltd. (Japan)	4,848
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
60,396	Randstad NV (Netherlands)	$3,053
907,735	RELX plc (United Kingdom)	26,878
616,663	RWS Holdings plc (United Kingdom)	2,881
133,500	TechnoPro Holdings Inc. (Japan)	3,103
29,028	Teleperformance (France)	9,707
		133,751
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
541,900	Daiwa House Industry Co. Ltd. (Japan)	13,389
636,000	Swire Pacific Ltd. (Hong Kong)	3,622
		17,011
ROAD & RAIL—0.4%
132,100	East Japan Railway Co. (Japan)	6,897
1,226,419	National Express Group plc (United Kingdom)*	2,748
574,900	Senko Group Holdings Co. Ltd. (Japan)	3,979
		13,624
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
210,900	ASM Pacific Technology Ltd. (Hong Kong)	1,680
30,696	ASML Holding NV (Netherlands)	17,643
59,000	MediaTek Inc. (Taiwan)	1,359
1,120,800	Renesas Electronics Corp. (Japan)*	10,676
120,000	ROHM Co. Ltd. (Japan)	8,905
54,724	SK Hynix Inc. (South Korea)	4,137
469,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8,043
		52,443
SOFTWARE—0.1%
106,682	Aveva Group plc (United Kingdom)	3,087
22,900	Oracle Corp. (Japan)	1,428
		4,515
SPECIALTY RETAIL—0.8%
48,000	ABC-Mart Inc. (Japan)	2,033
5,954,900	Esprit Holdings Ltd. (Hong Kong)*	873
1,646,366	Pepkor Holdings Ltd. (South Africa)[1]	2,003
1,523,420	Pets at Home Group plc (United Kingdom)	6,112
130,900	USS Co. Ltd. (Japan)	2,569
640,943	WH Smith plc (United Kingdom)*	11,313
567,000	Zhongsheng Group Holdings Ltd (China)	3,246
		28,149
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
381,000	Advantech Co. Ltd. (Taiwan)	4,383
140,799	Logitech International SA (Switzerland)	7,922
112,345	Quadient SA (France)	2,187
185,193	Samsung Electronics Co Ltd. (South Korea)	8,766
		23,258
TEXTILES, APPAREL & LUXURY GOODS—2.5%
82,680	Adidas AG (Germany)	14,303
125,900	ASICS Corp. (Japan)	2,399
232,603	Cie Financiere Richemont SA (Switzerland)	28,047
290,943	Cie Financiere Richemont SA ADR (South Africa)[2]	3,475
178,388	EssilorLuxottica SA (France)	27,968
370,500	Li Ning Co. Ltd. (China)	3,005
986,100	Samsonite International SA (Hong Kong)*,1	2,069
271,618	Shenzhou International Group Holdings Ltd. (China)	2,857
1,072,000	Stella International Holdings Ltd. (Hong Kong)	1,044
		85,167

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—0.2%
177,960	Housing Development Finance Corp. Ltd. (India)	$5,396
TOBACCO—0.5%
79,890	British American Tobacco plc (United Kingdom)	3,130
1,362,090	Swedish Match AB (Sweden)	14,259
		17,389
TRADING COMPANIES & DISTRIBUTORS—1.7%
295,200	BOC Aviation Ltd. (China)[1]	2,512
282,285	Brenntag SE (Germany)	19,829
647,015	Bunzl plc (United Kingdom)	24,283
354,400	ITOCHU Corp. (Japan)	10,317
		56,941
TRANSPORTATION INFRASTRUCTURE—0.6%
546,221	Getlink SE (France)	10,932
217,757	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	2,948
291,100	Mitsubishi Logistics Corp. (Japan)	7,811
		21,691
WIRELESS TELECOMMUNICATION SERVICES—0.3%
323,900	KDDI Corp. (Japan)	10,385
TOTAL COMMON STOCKS
(Cost $3,205,745)		3,330,852

PREFERRED STOCKS—0.3%
Shares		Value
AUTOMOBILES—0.3%
81,072	Volkswagen AG (Germany)	$11,463
PERSONAL PRODUCTS—0.0%
9,185	AMOREPACIFIC Group (South Korea)	218
TOTAL PREFERRED STOCKS
(Cost $13,533)		11,681
TOTAL INVESTMENTS—99.3%
(Cost $3,219,278)		3,342,533
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		23,641
TOTAL NET ASSETS—100.0%		$3,366,174

RIGHTS/WARRANTS

Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA ADR (South Africa)[2]	805,198	CHF 67.00	09/12/2023	$ —	$49

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$23,313	$—	$23,313
Europe	—	2,145,218	—	2,145,218
Latin America	15,499	—	—	15,499
Middle East/Central Asia	10,925	21,169	—	32,094
North America	11,744	—	—	11,744
Pacific Basin	17,075	1,085,909	—	1,102,984
Preferred Stocks
Europe	—	11,463	—	11,463
Pacific Basin	—	218	—	218
Total Investments in Securities	$55,243	$3,287,290	$—	$3,342,533
Financial Derivative Instruments - Assets
Rights/Warrants	$49	$—	$—	$49
Total Investments	$55,292	$3,287,290	$—	$3,342,582
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2022 (000s)	Unrealized Gain/ Loss as of 07/31/2022 (000s)
Common Stocks	$11,568	$205	$(1,395)	$—	$114	$(1,509)	$—	$(8,983)	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)[1]	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)[1]	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $67,070 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing or transferred from Level 3 to Level 2 due to availability of observable market data for pricing
CHF	Swiss Franc
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—96.9%
Shares		Value
AUTO COMPONENTS—0.8%
68,840	Denso Corp. (Japan)	$3,765
AUTOMOBILES—0.8%
113,160	Suzuki Motor Corp. (Japan)	3,709
BANKS—2.3%
521,207	United Overseas Bank Ltd. (Singapore)	10,399
BEVERAGES—3.0%
42,904	Remy Cointreau SA (France)	8,476
4,009,140	Thai Beverage PCL (Thailand)	1,875
318,437	United Spirits Ltd. (India)*	3,138
		13,489
BIOTECHNOLOGY—0.6%
196,243	BeiGene Ltd. (China)*	2,524
BUILDING PRODUCTS—1.9%
822,737	NIBE Industrier AB (Sweden)	8,288
CAPITAL MARKETS—0.9%
381,050	Hargreaves Lansdown plc (United Kingdom)	3,945
CHEMICALS—1.8%
195,583	Asian Paints Ltd. (India)	8,258
COMMERCIAL SERVICES & SUPPLIES—0.2%
64,605	HomeServe plc (United Kingdom)	926
DIVERSIFIED FINANCIAL SERVICES—1.3%
313,912	Investor AB Class B (Sweden)	5,858
ELECTRICAL EQUIPMENT—2.6%
71,556	Contemporary Amperex Technology Co. Ltd. (China)*	5,437
86,180	Nidec Corp. (Japan)	5,989
		11,426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
13,540	Keyence Corp. (Japan)	5,367
114,860	Murata Manufacturing Co. Ltd. (Japan)	6,709
		12,076
ENTERTAINMENT—1.4%
31,851	Spotify Technology SA (Sweden)*	3,600
59,592	Ubisoft Entertainment SA (France)*	2,537
		6,137
FOOD & STAPLES RETAILING—3.7%
298,242	Jeronimo Martins SGPS SA (Portugal)	6,903
1,182,780	Raia Drogasil SA (Brazil)*	4,796
44,420	Sugi Holdings Co. Ltd. (Japan)	2,004
835,959	Wal-Mart de Mexico SAB de CV (Mexico)	3,039
		16,742
HEALTH CARE EQUIPMENT & SUPPLIES—5.4%
52,311	Cochlear Ltd. (Australia)	7,885
455,580	Olympus Corp. (Japan)	9,750
95,640	Sysmex Corp. (Japan)	6,696
		24,331
HOTELS, RESTAURANTS & LEISURE—2.1%
73,915	MakeMyTrip Ltd. (India)*	2,365
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
926,516	Trainline plc (United Kingdom)*,2	$4,485
92,967	Trip.com Group Ltd. (China)*	2,397
		9,247
HOUSEHOLD PRODUCTS—1.5%
91,040	Pigeon Corp. (Japan)	1,327
146,600	Unicharm Corp. (Japan)	5,310
		6,637
INSURANCE—3.4%
782,560	AIA Group Ltd. (Hong Kong)	7,862
145,353	ICICI Lombard General Insurance Co Ltd. (India)[2]	2,251
843,600	Ping An Insurance Group Co. of China Ltd. (China)	4,958
		15,071
INTERACTIVE MEDIA & SERVICES—6.2%
997,633	Auto Trader Group plc (United Kingdom)[2]	7,691
230,448	Baidu Inc. Class A (China)*,1	3,890
18,556	Naver Corp. (South Korea)	3,712
1,120,817	Rightmove plc (United Kingdom)	8,763
1,055,700	Z Holdings Corp. (Japan)	3,731
		27,787
INTERNET & DIRECT MARKETING RETAIL—9.7%
560,736	Alibaba Group Holding Ltd. (China)*	6,305
139,320	AUTO1 Group SE (Germany)*,2	1,202
165,205	Coupang Inc. (South Korea)*	2,856
222,990	Farfetch Ltd. (United Kingdom)*	1,771
44,057	Games Workshop Group plc (United Kingdom)	4,170
274,140	Meituan Class B (China)*,2	6,150
7,196	MercadoLibre Inc. (Argentina)*	5,855
157,782	Prosus NV (Netherlands)*	10,293
163,287	Zalando SE (Germany)*,2	4,597
		43,199
IT SERVICES—4.4%
2,897	Adyen NV (Netherlands)*,2	5,211
168,473	Bechtle AG (Germany)	7,793
137,032	Shopify Inc. (Canada)*	4,773
334,397	Wise plc (United Kingdom)*	1,924
		19,701
LEISURE PRODUCTS—1.2%
31,280	Shimano Inc. (Japan)	5,225
LIFE SCIENCES TOOLS & SERVICES—3.8%
7,985	Lonza Group AG (Switzerland)	4,853
9,000	Mettler-Toledo International Inc. (Switzerland)*	12,148
		17,001
MACHINERY—8.1%
725,297	Atlas Copco AB Class A (Sweden)	8,478
88,702	Atlas Copco AB Class B (Sweden)	921
326,866	Epiroc AB Class B (Sweden)	5,192
5,971	Rational AG (Germany)	4,162
15,980	SMC Corp. (Japan)	7,876
631,300	Techtronic Industries Co. Ltd. (Hong Kong)	7,005
131,863	Weir Group plc (United Kingdom)	2,697
		36,331

Harbor International Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—2.5%
51,540	Kao Corp. (Japan)	$2,242
223,120	Shiseido Co. Ltd. (Japan)	9,177
		11,419
PROFESSIONAL SERVICES—2.9%
126,824	Experian plc (United Kingdom)	4,441
72,297	Intertek Group plc (United Kingdom)	3,864
121,000	Recruit Holdings Co. Ltd. (Japan)	4,522
		12,827
SEMICONDUCTORS & SEMICONDUCTOR—1.4%
698,980	Longi Green Energy Technology Co. Ltd. (China)	6,404
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.1%
18,997	ASML Holding NV (Netherlands)	10,919
186,738	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	16,522
		27,441
SOFTWARE—2.1%
54,293	Nemetschek SE (Germany)	3,635
84,701	Xero Ltd. (New Zealand)*	5,580
		9,215
TEXTILES, APPAREL & LUXURY GOODS—7.5%
21,992	Adidas AG (Germany)	3,804
166,671	Burberry Group plc (United Kingdom)	3,664
83,398	Cie Financiere Richemont SA (Switzerland)	10,056
7,822	Kering SA (France)	4,478
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
559,400	Li Ning Co. Ltd. (China)	$4,538
9,903	LVMH Moet Hennessy Louis Vuitton SE (France)	6,876
		33,416
THRIFTS & MORTGAGE FINANCE—2.3%
344,370	Housing Development Finance Corp. Ltd. (India)	10,441
TRADING COMPANIES & DISTRIBUTORS—1.5%
40,741	IMCD NV (Netherlands)	6,525
WIRELESS TELECOMMUNICATION SERVICES—0.8%
81,680	SoftBank Group Corp. (Japan)	3,431
TOTAL COMMON STOCKS
(Cost $357,403)		433,190

PREFERRED STOCKS—2.4%
(Cost $2,697)
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
24,235	Sartorius AG (Germany)	10,840
TOTAL INVESTMENTS—99.3%
(Cost $360,100)		444,030
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		3,445
TOTAL NET ASSETS—100.0%		$447,475

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$17,519	$177,627	$—	$195,146
Latin America	13,690	3,574	—	17,264
Middle East/Central Asia	2,365	24,088	—	26,453
North America	4,773	—	—	4,773
Pacific Basin	24,622	164,932	—	189,554
Preferred Stocks
Europe	—	10,840	—	10,840
Total Investments in Securities	$62,969	$381,061	$—	$444,030
There were no Level 3 Investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $31,587 or 7% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—90.9%
Shares		Value
AEROSPACE & DEFENSE—0.9%
29,356	Hensoldt AG (Germany)*	$753
AUTO COMPONENTS—1.5%
948,730	Johnson Electric Holdings Ltd. (Hong Kong)	1,213
BANKS—1.8%
857,856	Virgin Money UK plc (United Kingdom)	1,496
BEVERAGES—2.1%
54,984	A.G. Barr plc (United Kingdom)*	363
568,898	C&C Group plc (Ireland)*	1,375
		1,738
CAPITAL MARKETS—1.8%
970,294	TP ICAP Group plc (Jersey)	1,409
115,000	Value Partners Group Ltd. (Hong Kong)	38
		1,447
CHEMICALS—3.6%
120,294	Neo Performance Materials Inc. (Canada)	1,367
67,660	Victrex plc (United Kingdom)	1,593
		2,960
COMMERCIAL SERVICES & SUPPLIES—7.0%
78,038	ISS AS (Denmark)*	1,364
52,900	Loomis AB (Sweden)	1,492
198,527	Mears Group plc (United Kingdom)	467
698,454	Serco Group plc (United Kingdom)	1,607
59,706	Transcontinental Inc. (Canada)	757
		5,687
CONSTRUCTION & ENGINEERING—1.7%
493,387	Maire Tecnimont SpA (Italy)	1,370
CONSUMER FINANCE—1.8%
19,586	Cembra Money Bank AG (Switzerland)	1,424
CONTAINERS & PACKAGING—0.1%
5,440	BillerudKorsnas AB (Sweden)	70
DISTRIBUTORS—2.5%
145,703	B&S Group Sarl (Luxembourg)[1]	760
41,336	PALTAC Corp. (Japan)	1,296
		2,056
DIVERSIFIED FINANCIAL SERVICES—1.6%
180,874	BFF Bank SpA (Italy)[1]	1,271
ELECTRICAL EQUIPMENT—1.6%
35,677	Mersen SA (France)	1,255
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.6%
64,377	Amano Corp. (Japan)	1,239
105,261	Anritsu Corp. (Japan)	1,286
75,310	Daiwabo Holdings Co. Ltd. (Japan)	1,081
22,964	Landis+Gyr Group AG (Switzerland)*	1,516
90,272	Optex Group Co. Ltd. (Japan)	1,405
101,520	Venture Corp. Ltd. (Singapore)	1,293
		7,820
ENERGY EQUIPMENT & SERVICES—1.8%
122,995	Technip Energies NV (France)*	1,453
FOOD & STAPLES RETAILING—1.7%
121,352	Qol Holdings Co. Ltd. (Japan)	1,365
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—7.7%
6,882	Ariake Japan Co. Ltd. (Japan)	$274
1,147,757	Aryzta AG (Switzerland)*	1,312
146,715	Elders Ltd. (Australia)	1,166
117,310	Glanbia plc (Ireland)	1,382
2,541,682	Japfa Ltd. (Singapore)	1,076
34,305	Morinaga & Co. Ltd. (Japan)	1,078
		6,288
HEALTH CARE EQUIPMENT & SUPPLI—1.3%
70,673	Eiken Chemical Co. Ltd. (Japan)	1,045
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
71,244	Ansell Ltd. (Australia)	1,308
HOTELS, RESTAURANTS & LEISURE—3.3%
82,805	RESORTTRUST, Inc. (Japan)	1,362
119,888	Round One Corp. (Japan)	1,351
		2,713
INDUSTRIAL CONGLOMERATES—1.2%
41,528	Indus Holding AG (Germany)	996
INSURANCE—6.1%
33,454	ASR Nederland NV (Netherlands)	1,398
125,338	Coface SA (France)	1,313
456,447	Direct Line Insurance Group plc (United Kingdom)	1,145
662,843	Mapfre SA (Spain)	1,071
		4,927
IT SERVICES—1.9%
56,960	Tietoevry OYJ (Finland)	1,549
MACHINERY—7.2%
147,314	Husqvarna AB (Sweden)	1,174
13,861	Krones AG (Germany)	1,208
45,180	Nabtesco Corp. (Japan)	1,083
63,996	Norma Group SE (Germany)	1,194
89,412	OSG Corp. (Japan)	1,227
		5,886
MEDIA—4.1%
302,259	Atresmedia Corp. de Medios de Comunicacion SA (Spain)*	929
51,189	Criteo SA ADR (France)*,2	1,300
28,239	RTL Group SA (Luxembourg)	1,109
		3,338
OIL, GAS & CONSUMABLE FUELS—1.3%
842,766	Beach Energy Ltd. (Australia)	1,086
PAPER & FOREST PRODUCTS—1.4%
279,369	Navigator Co. SA (Portugal)	1,153
PERSONAL PRODUCTS—1.0%
122,116	Ontex Group NV (Belgium)*	798
PROFESSIONAL SERVICES—1.7%
115,295	BeNext-Yumeshin Group Co. (Japan)	1,384
ROAD & RAIL—1.8%
325,768	Redde Northgate plc (United Kingdom)	1,459

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
8,608	Tower Semiconductor Ltd. (Israel)*	$412
196,975	X-FAB Silicon Foundries SE (Belgium)*,1	1,314
		1,726
SOFTWARE—2.9%
132,845	Computer Engineering & Consulting Ltd. (Japan)	1,226
121,596	TomTom NV (Netherlands)*	1,099
		2,325
TEXTILES, APPAREL & LUXURY GOODS—1.9%
1,685,280	Coats Group plc (United Kingdom)	1,524
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—1.3%
232,553	ENAV SpA (Italy)[1]	$1,017
TOTAL COMMON STOCKS
(Cost $77,543)		73,900
TOTAL INVESTMENTS—90.9%
(Cost $77,543)		73,900
CASH AND OTHER ASSETS, LESS LIABILITIES—9.1%		7,421
TOTAL NET ASSETS—100.0%		$81,321

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,550	$44,932	$—	$46,482
Latin America	—	38	—	38
Middle East/Central Asia	412	—	—	412
North America	2,124	—	—	2,124
Pacific Basin	—	24,844	—	24,844
Total Investments in Securities	$4,086	$69,814	$—	$73,900
There were no Level 3 Investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $4,362 or 5% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.0%
Shares		Value
AEROSPACE & DEFENSE—2.1%
210,000	General Dynamics Corp.	$47,601
AUTO COMPONENTS—1.9%
3,092,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	43,072
BANKS—6.8%
449,000	Commerce Bancshares Inc.	31,201
360,000	Cullen/Frost Bankers Inc.	46,944
4,893,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	27,743
308,000	PNC Financial Services Group Inc.	51,110
		156,998
BEVERAGES—4.5%
882,000	Coca-Cola Co.	56,598
187,000	Constellation Brands Inc.	46,060
		102,658
BIOTECHNOLOGY—2.6%
237,000	Amgen Inc.	58,650
CAPITAL MARKETS—4.8%
211,000	Ameriprise Financial Inc.	56,953
519,000	Blackstone Group Inc.	52,974
		109,927
CHEMICALS—7.7%
1,414,000	Corteva Inc.	81,376
279,000	Ecolab Inc.	46,083
546,000	RPM International Inc.	49,358
		176,817
CONSTRUCTION MATERIALS—2.6%
169,000	Martin Marietta Materials Inc.	59,502
CONSUMER FINANCE—2.5%
523,000	Capital One Financial Corp.	57,441
ELECTRIC UTILITIES—2.6%
809,000	Xcel Energy Inc.	59,203
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.6%
330,000	Crown Castle International Corp.	59,618
348,441	Equity Lifestyle Properties Inc.	25,617
120,725	Sun Communities Inc.	19,794
		105,029
FOOD PRODUCTS—1.9%
503,000	Tyson Foods Inc.	44,269
GAS UTILITIES—2.6%
486,000	Atmos Energy Corp.	58,996
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
646,000	Alcon Inc. (Switzerland)	50,446
464,000	Medtronic plc (Ireland)	42,929
		93,375
HOUSEHOLD DURABLES—5.1%
697,000	Lennar Corp. Class A	59,245
7,126	Lennar Corp. Class B	484
661,000	Sony Corp. ADR (Japan)[1]	56,443
		116,172
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.1%
350,000	Procter & Gamble Co.	$48,618
INDUSTRIAL CONGLOMERATES—2.3%
273,000	Honeywell International Inc.	52,542
INSURANCE—2.0%
469,000	Cincinnati Financial Corp	45,652
IT SERVICES—0.8%
220,000	PayPal Holdings Inc.*	19,037
LIFE SCIENCES TOOLS & SERVICES—3.2%
254,000	Danaher Corp.	74,033
MACHINERY—6.2%
363,000	Oshkosh Corp.	31,254
210,000	Parker-Hannifin Corp.	60,709
540,000	Xylem Inc.	49,696
		141,659
OIL, GAS & CONSUMABLE FUELS—4.5%
2,121,000	Coterra Energy Inc.	64,881
439,000	Phillips 66	39,071
		103,952
PHARMACEUTICALS—1.4%
1,266,272	Elanco Animal Health Inc.*	25,655
63,142	Merck & Co. Inc.	5,641
		31,296
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.5%
880,000	Microchip Technology Inc.	60,597
444,000	QUALCOMM Inc.	64,406
		125,003
SOFTWARE—12.6%
172,000	Adobe Inc.*	70,541
219,000	ANSYS Inc.*	61,099
259,000	Autodesk Inc.*	56,027
360,000	Microsoft Corp.	101,066
		288,733
TOTAL COMMON STOCKS
(Cost $1,666,140)		2,220,235
TOTAL INVESTMENTS—97.0%
(Cost $1,666,140)		2,220,235
CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		69,803
TOTAL NET ASSETS—100.0%		$2,290,038

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.1%
Shares		Value
AEROSPACE & DEFENSE—4.8%
4,188	General Dynamics Corp.	$949
16,174	Hexcel Corp.	979
26,462	Spirit AeroSystems Holdings Inc.	868
		2,796
BANKS—1.5%
46,450	KeyCorp	850
BUILDING PRODUCTS—2.2%
23,455	Masco Corp.	1,299
CAPITAL MARKETS—7.1%
10,418	Houlihan Lokey Inc.	881
10,433	Intercontinental Exchange Inc.	1,064
12,706	Raymond James Financial Inc.	1,251
15,627	Stifel Financial Corp.	935
		4,131
CHEMICALS—4.8%
5,756	Albemarle Corp.	1,407
6,361	Eastman Chemical Co.	610
8,893	Scotts Miracle-Gro Co.	791
		2,808
COMMERCIAL SERVICES & SUPPLIES—4.0%
12,534	Republic Services Inc.	1,738
12,721	Stericycle Inc.*	596
		2,334
COMMUNICATIONS EQUIPMENT—1.9%
11,915	Lumentum Holdings Inc.*	1,078
CONTAINERS & PACKAGING—3.0%
4,922	Packaging Corp. of America	692
17,527	Sealed Air Corp.	1,071
		1,763
ELECTRICAL EQUIPMENT—1.5%
19,958	Sensata Technologies Holding plc (United Kingdom)	888
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.4%
8,231	Arrow Electronics Inc.*	1,055
9,382	Keysight Technologies Inc.*	1,526
		2,581
ENTERTAINMENT—1.7%
12,375	Activision Blizzard Inc.	989
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.5%
30,103	Americold Realty Trust	986
7,886	Boston Properties Inc.	719
2,663	SBA Communications Corp.	894
		2,599
FOOD & STAPLES RETAILING—1.5%
10,102	Sysco Corp.	858
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
13,483	Dentsply Sirona Inc.	488
HEALTH CARE PROVIDERS & SERVICES—2.7%
5,253	AmerisourceBergen Corp.	767
3,022	Laboratory Corp. of America Holdings	792
		1,559
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—2.1%
9,771	Darden Restaurants Inc.	$1,216
HOUSEHOLD DURABLES—2.4%
17,958	D.R. Horton Inc.	1,401
INSURANCE—5.3%
9,440	Reinsurance Group of America Inc.	1,093
5,443	Renaissance Holdings Ltd. (Bermuda)	704
11,469	The Progressive Corp.	1,319
		3,116
IT SERVICES—5.6%
7,670	Akamai Technologies Inc.*	738
13,066	Black Knight Inc.*	858
5,267	Broadridge Financial Solutions Inc.	846
6,663	Global Payments Inc.	815
		3,257
LIFE SCIENCES TOOLS & SERVICES—5.5%
8,749	Agilent Technologies Inc.	1,173
1,914	Bio-Rad Laboratories Inc.*	1,078
12,275	Syneos Health Inc.*	972
		3,223
MACHINERY—5.9%
3,641	Cummins Inc.	806
5,454	Dover Corp.	729
4,145	Snap-on Inc.	929
9,411	Woodward Inc.	985
		3,449
MULTI-UTILITIES—1.5%
8,346	WEC Energy Group Inc.	866
OIL, GAS & CONSUMABLE FUELS—4.5%
10,850	Continental Resources Inc.	747
60,997	Coterra Energy Inc.	1,866
		2,613
PHARMACEUTICALS—1.5%
7,900	Catalent Inc.*	894
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
17,138	CBRE Group Inc.*	1,467
ROAD & RAIL—1.5%
27,283	CSX Corp.	882
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
6,375	Applied Materials Inc.	676
10,361	Entegris Inc.	1,139
9,051	Skyworks Solutions Inc.	985
		2,800
SOFTWARE—4.2%
4,030	ANSYS Inc.*	1,124
3,555	Synopsys Inc.*	1,307
		2,431
SPECIALTY RETAIL—0.9%
8,788	TJX Companies Inc.	537

Harbor Mid Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.5%
20,203	Air Lease Corp.	$750
6,994	GATX Corp.	701
		1,451
TOTAL COMMON STOCKS
(Cost $52,727)		56,624
TOTAL INVESTMENTS—97.1%
(Cost $52,727)		56,624
CASH AND OTHER ASSETS, LESS LIABILITIES—2.9%		1,694
TOTAL NET ASSETS—100.0%		$58,318

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—0.6%
3,700	Huntington Ingalls Industries Inc.	$802
4,700	L3Harris Technologies Inc.	1,128
		1,930
AIR FREIGHT & LOGISTICS—0.9%
41,100	Atlas Air Worldwide Holdings Inc.*	3,112
AIRLINES—0.7%
25,900	Alaska Air Group Inc.*	1,148
31,500	United Airlines Holdings Inc.*	1,158
		2,306
AUTO COMPONENTS—1.5%
137,900	American Axle & Manufacturing Holdings Inc.*	1,229
36,000	BorgWarner Inc.	1,384
68,900	Goodyear Tire & Rubber Co.*	846
10,600	Lear Corp.	1,602
		5,061
AUTOMOBILES—1.4%
70,000	Harley-Davidson Inc.	2,647
26,200	THOR Industries Inc.	2,209
		4,856
BANKS—4.4%
94,600	Citizens Financial Group Inc.	3,592
73,800	Fifth Third Bancorp	2,518
127,600	KeyCorp	2,335
156,600	Regions Financial Corp.	3,317
52,900	Zions Bancorporation	2,886
		14,648
BEVERAGES—1.3%
72,300	Molson Coors Beverage Co.	4,320
BIOTECHNOLOGY—1.3%
176,100	Ironwood Pharmaceuticals Inc.*	2,016
10,504	United Therapeutics Corp.*	2,427
		4,443
BUILDING PRODUCTS—1.3%
47,400	Owens Corning	4,396
CAPITAL MARKETS—2.4%
14,600	Ameriprise Financial Inc.	3,941
60,800	Bank of New York Mellon Corp.	2,642
42,900	Lazard Ltd. (Bermuda)	1,616
		8,199
CHEMICALS—3.4%
18,100	Celanese Corp.	2,127
56,013	Chemours Co.	1,993
14,300	Eastman Chemical Co.	1,372
95,300	Huntsman Corp.	2,760
52,300	Koppers Holdings Inc.	1,231
12,600	LyondellBasell Industries (NV)	1,123
21,500	Trinseo plc (Luxembourg)	769
		11,375
CONSUMER FINANCE—2.4%
117,500	Ally Financial Inc.	3,886
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—Continued
14,000	Discover Financial Services	$1,414
166,600	Navient Corp.	2,744
		8,044
CONTAINERS & PACKAGING—3.8%
35,800	Berry Global Group Inc.*	2,064
37,700	Greif Inc.	2,662
88,500	O-I Glass Inc.*	1,302
7,700	Packaging Corp. of America	1,083
55,200	Silgan Holdings Inc.	2,456
72,300	WestRock Co.	3,063
		12,630
DIVERSIFIED CONSUMER SERVICES—0.8%
68,100	H&R Block Inc.	2,721
DIVERSIFIED FINANCIAL SERVICES—0.7%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,108
18,400	Voya Financial Inc.	1,107
		2,215
ELECTRIC UTILITIES—0.9%
78,000	NRG Energy Inc.	2,944
ELECTRICAL EQUIPMENT—0.7%
24,900	Atkore Inc.*	2,472
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.9%
33,100	Arrow Electronics Inc.*	4,242
24,200	Avnet Inc.	1,159
53,900	Jabil Inc.	3,198
43,200	Methode Electronics Inc.	1,782
40,600	Sanmina Corp.*	1,870
10,300	SYNNEX Corp.	1,034
125,800	TTM Technologies Inc.*	1,702
69,800	Vishay Intertechnology Inc.	1,442
		16,429
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—7.6%
99,400	Brandywine Realty Trust	929
121,600	Brixmor Property Group Inc.	2,819
240,078	Franklin Street Properties Corp.	910
22,100	Gaming and Leisure Properties Inc.	1,149
137,900	Hersha Hospitality Trust*	1,390
88,234	Industrial Logistics Properties Trust	885
24,900	Iron Mountain Inc.	1,207
114,400	Medical Properties Trust Inc.	1,972
52,750	Office Properties Income Trust	1,096
86,200	Omega Healthcare Investors Inc.	2,672
139,000	Paramount Group Inc.	1,091
138,248	Piedmont Office Realty Trust Inc.	1,902
119,500	Sabra Health Care REIT Inc.	1,839
102,411	Service Properties Trust	670
19,400	Simon Property Group Inc.	2,108
95,800	SITE Centers Corp.	1,400
82,900	Tanger Factory Outlet Centers Inc.	1,349
		25,388
FOOD & STAPLES RETAILING—3.1%
35,145	Ingles Markets Inc.	3,355

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—Continued
104,300	Kroger Co.	$4,844
80,000	Sprouts Farmers Market Inc.*	2,211
		10,410
FOOD PRODUCTS—4.0%
37,700	Archer Daniels Midland Co.	3,120
53,600	Conagra Brands Inc.	1,834
27,600	Ingredion Inc.	2,511
8,000	JM Smucker Co.	1,059
55,100	Tyson Foods Inc.	4,849
		13,373
GAS UTILITIES—1.9%
40,300	National Fuel Gas Co.	2,915
78,200	UGI Corp.	3,375
		6,290
HEALTH CARE PROVIDERS & SERVICES—3.8%
41,800	Cardinal Health Inc.	2,490
35,100	DaVita Inc.*	2,954
6,400	Laboratory Corp. of America Holdings	1,678
11,300	McKesson Corp.	3,860
14,800	Universal Health Services Inc.	1,664
		12,646
HOUSEHOLD DURABLES—3.5%
58,200	Ethan Allen Interiors Inc.	1,338
12,900	Meritage Homes Corp.*	1,139
59,100	PulteGroup Inc.	2,578
53,700	Toll Brothers Inc.	2,641
23,500	Whirlpool Corp.	4,062
		11,758
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.3%
163,400	Vistra Corp.	4,224
INSURANCE—7.4%
55,600	Aflac Inc.	3,186
30,400	Allstate Corp.	3,556
11,300	American Financial Group Inc.	1,511
34,900	American International Group Inc.	1,807
21,800	First American Financial Corp.	1,264
74,300	Hartford Financial Services Group Inc.	4,790
35,800	Lincoln National Corp.	1,838
129,100	Old Republic International Corp.	3,004
26,600	Principal Financial Group Inc.	1,781
75,200	Universal Insurance Holdings Inc.	951
37,000	Unum Group	1,191
		24,879
INTERNET & DIRECT MARKETING RETAIL—1.0%
68,400	eBay Inc.	3,326
IT SERVICES—1.3%
73,300	DXC Technology Co.*	2,316
117,600	Western Union Co.	2,002
		4,318
LEISURE PRODUCTS—0.6%
19,500	Brunswick Corp.	1,562
5,678	Sturm Ruger & Co. Inc.	376
		1,938
COMMON STOCKS—Continued
Shares		Value
MACHINERY—4.9%
29,700	AGCO Corp.	$3,235
74,130	Allison Transmission Holdings Inc.	3,104
17,600	Cummins Inc.	3,895
20,600	Snap-on Inc.	4,615
24,500	Timken Co.	1,602
		16,451
MEDIA—2.7%
36,500	AMC Networks Inc.*	1,114
77,500	Fox Corp.	2,566
15,600	Nexstar Media Group Inc.	2,938
78,300	TEGNA Inc.	1,640
38,800	ViacomCBS Inc.	918
		9,176
METALS & MINING—1.0%
18,400	Reliance Steel & Aluminum Co.	3,501
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
166,600	Annaly Capital Management Inc.	1,146
74,575	MFA Financial Inc.	967
		2,113
MULTILINE RETAIL—0.9%
41,500	Big Lots Inc.	838
20,400	Kohl's Corp.	595
99,500	Macy's Inc.	1,756
		3,189
OIL, GAS & CONSUMABLE FUELS—4.4%
55,700	Apa Corp. Common Stock USD.625	2,070
55,400	Devon Energy Corp.	3,482
65,800	HF Sinclair Corp.	3,147
34,700	Marathon Petroleum Corp.	3,181
19,500	Phillips 66	1,735
10,700	Valero Energy Corp.	1,185
		14,800
PHARMACEUTICALS—2.0%
29,774	Jazz Pharmaceuticals plc (Ireland)*	4,646
19,365	Prestige Consumer Healthcare Inc.*	1,168
93,493	Viatris Inc.	906
		6,720
PROFESSIONAL SERVICES—0.6%
27,500	ManpowerGroup Inc.	2,156
ROAD & RAIL—0.6%
26,268	Ryder System Inc.	2,057
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
137,800	Amkor Technology Inc.	2,780
25,600	Diodes Inc.*	2,083
24,400	Qorvo Inc.*	2,539
		7,402
SPECIALTY RETAIL—3.9%
31,000	Best Buy Co. Inc.	2,387
21,300	Dick's Sporting Goods Inc.	1,993
81,800	Foot Locker Inc.	2,321
12,000	Group 1 Automotive Inc.	2,123

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
36,200	ODP Corp.*	$1,314
26,300	Penske Automotive Group Inc.	3,011
		13,149
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.1%
147,900	HP Inc.	4,938
49,500	Seagate Technology Holdings plc (Ireland)	3,959
93,900	Xerox Holdings Corp.	1,609
		10,506
TEXTILES, APPAREL & LUXURY GOODS—0.3%
17,700	Capri Holdings Ltd. (Virgin Islands)*	862
THRIFTS & MORTGAGE FINANCE—1.4%
132,900	MGIC Investment Corp.	1,879
19,700	PennyMac Financial Services Inc.	1,079
77,000	Radian Group Inc.	1,723
		4,681
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.9%
47,758	Triton International Ltd. (Bermuda)	$3,060
TOTAL COMMON STOCKS
(Cost $291,730)		330,474
TOTAL INVESTMENTS—98.4%
(Cost $291,730)		330,474
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		5,536
TOTAL NET ASSETS—100.0%		$336,010

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—94.7%
Shares		Value
AEROSPACE & DEFENSE—2.6%
113,337	BAE Systems plc (United Kingdom)	$1,065
672	Dassault Aviation SA (France)	96
1,959	Kongsberg Gruppen ASA (Norway)	72
2,803	Rheinmetall AG (Germany)	514
1,148	Thales SA (France)	143
		1,890
AIR FREIGHT & LOGISTICS—2.0%
16,673	Deutsche Post AG (Germany)	666
4,781	DSV AS (Denmark)	806
739	Mainfreight Ltd. (New Zealand)	36
		1,508
AUTO COMPONENTS—0.1%
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	36
6,500	Thai Stanley Electric PCL (Thailand)	30
		66
AUTOMOBILES—1.0%
2,933	Bayerische Motoren Werke AG (Germany)	240
8,840	Mercedes-Benz Group AG (Germany)	521
		761
BANKS—3.7%
90,000	Bangkok Bank PCL NVDR (Thailand)[1]	327
88,736	Bank Leumi Le-Israel BM (Israel)	863
7,842	BNK Financial Group Inc. (South Korea)	41
30,289	Commercial Bank of Dubai PSC (United Arab Emirates)	40
35,220	DNB Bank ASA (Norway)	695
4,559	Erste Group Bank AG (Austria)	115
53,361	Faisal Islamic Bank of Egypt (Egypt)	53
7,647	Raiffeisen Bank International AG (Austria)	93
69,667	Standard Chartered plc (United Kingdom)	480
		2,707
BEVERAGES—1.2%
56,842	Australian Vintage Ltd. (Australia)	26
16,198	Ginebra San Miguel Inc. (Philippines)	29
10,806	Heineken Holding NV (Netherlands)	854
		909
BIOTECHNOLOGY—1.2%
569	BioNTech SE ADR (Germany)*,1	94
2,184	Genmab AS (Denmark)*	777
		871
BUILDING PRODUCTS—1.0%
10,800	BRC Asia Ltd. (Singapore)	13
11,262	Compagnie de Saint-Gobain (France)	525
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	54
5,888	Norcros plc (United Kingdom)	16
4,400	Okabe Co. Ltd. (Japan)	21
97,898	RAS Al Khaimah Ceramics (United Arab Emirates)	76
465	Zehnder Group AG (Switzerland)	30
		735
CAPITAL MARKETS—2.9%
2,900	Alaris Equity Partners Income Unit (Canada)	41
315	Cie Financiere Tradition SA (Switzerland)	34
48,626	Deutsche Bank AG (Germany)	425
1,583	Deutsche Boerse AG (Germany)	276
5,328	Equita Group SpA (Italy)	19
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
2,082	Fiducian Group Ltd. (Australia)	$11
279,578	Guotai Junan International Holdings Ltd. (Hong Kong)	28
10,762	IG Group Holdings plc (United Kingdom)	105
83,841	Investec plc (United Kingdom)	446
4,100	IwaiCosmo Holdings Inc. (Japan)	39
131,408	Man Group plc (Jersey)	437
8,153	Ninety One plc (United Kingdom)	20
6,947	Schroders plc (United Kingdom)	252
2,377	Titanium OYJ (Finland)	33
		2,166
CHEMICALS—3.3%
2,500	Achilles Corp. (Japan)	26
9,200	Carlit Holdings Co. Ltd. (Japan)	46
2,900	DAI Nippon Toryo Co. Ltd. (Japan)	16
3,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)	41
42,387	DGL Group Ltd. (Australia)*	74
1,300	Fujimori Kogyo Co. Ltd. (Japan)	35
53,355	ICL Group Ltd. (Israel)	486
180,998	Incitec Pivot Ltd. (Australia)	461
2,800	Ishihara Sangyo Kaisha Ltd. (Japan)	22
1,092	K+S AG (Germany)	23
574	KPX Chemical Co. Ltd. (South Korea)	22
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	12
2,700	Methanex Corp. (Canada)	100
3,426	Misr Fertilizers Production Co. SAE (Egypt)	18
2,000	Moresco Corp. (Japan)	17
5,500	Neo Performance Materials Inc. (Canada)	63
2,200	Nippon Carbide Industries Co. Inc. (Japan)	23
3,513	NOROO Holdings Co. Ltd. (South Korea)	30
1,300	Okura Industrial Co. Ltd. (Japan)	17
54,084	Orica Ltd. (Australia)	641
728	PCC Rokita SA (Poland)	14
21,100	PTT Global Chemical PCL NVDR (Thailand)[1]	26
598	Serge Ferrari Group (France)	8
600	Soken Chemical & Engineering Co. Ltd. (Japan)	9
3,739	Thrace Plastics Holding And Co. (Greece)	15
174	Wacker Chemie AG (Germany)	26
4,099	Yara International ASA (Norway)	175
		2,446
COMMERCIAL SERVICES & SUPPLIES—0.5%
2,100	AGS Corp. (Japan)	12
800	AJIS Co. Ltd. (Japan)	13
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)*	15
3,173	Derichebourg SA (France)	20
340	Fursys Inc. (South Korea)	8
14,200	Kokuyo Co. Ltd. (Japan)	189
700	Kyodo Printing Co. Ltd. (Japan)	13
2,400	Nac Co. Ltd. (Japan)	18
1,400	Pronexus Inc. (Japan)	12
1,501	SPIE SA (France)	36
		336
COMMUNICATIONS EQUIPMENT—1.1%
102,173	Telefonaktiebolaget LM Ericsson (Sweden)	777
CONSTRUCTION & ENGINEERING—0.3%
406,000	Analogue Holdings Ltd. (Hong Kong)	65
24,388	Boustead Singapore Ltd. (Singapore)	16
305	Burkhalter Holding AG (Switzerland)	24
905	Morgan Sindall Group plc (United Kingdom)	22

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
197,200	Naim Holdings BHD (Malaysia)*	$22
3,722	Orascom Construction plc (United Arab Emirates)	11
2,600	Yamato Corp. (Japan)	15
1,500	Yondenko Corp. (Japan)	21
		196
CONSTRUCTION MATERIALS—0.1%
14,211	Breedon Group plc (United Kingdom)	12
12,394	Qatar National Cement Co. QPSC (Qatar)	17
29,705	Wagners Holding Co. Ltd. (Australia)*	25
		54
CONSUMER FINANCE—0.0%
3,300	AEON Financial Service Co. Ltd. (Japan)	36
CONTAINERS & PACKAGING—0.1%
39,400	Hanwell Holdings Ltd. (Singapore)*	10
28,882	Mpact Ltd. (South Africa)*	54
11,718	Orora Ltd. (Australia)	29
7,533	Pro-Pac Packaging Ltd. (Australia)	2
9,900	Thantawan Industry PU NVDR (Thailand)[1]	12
		107
DISTRIBUTORS—0.1%
4,194	Inchcape plc (United Kingdom)	43
1,800	Uni-Select Inc. (Canada)*	52
		95
DIVERSIFIED CONSUMER SERVICES—0.1%
3,830	JLS Co. Ltd. (South Korea)	22
22,700	JP-Holdings Inc. (Japan)*	44
4,500	Meiko Network Japan Co. Ltd. (Japan)	21
7,627	Shine Justice Ltd. (Australia)	6
3,700	Tear Corp. (Japan)	12
		105
DIVERSIFIED FINANCIAL SERVICES—0.2%
851	Exor NV (Italy)	60
142,000	Pacific Century Regional Developments Ltd. (Singapore)	42
17,600	UOB-Kay Hian Holdings Ltd. (Singapore)	18
		120
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
4,273	B Communications Ltd. (Israel)*	21
6,185	KT Corp. (South Korea)	180
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	2
38,200	Nippon Telegraph & Telephone Corp. (Japan)	1,091
125	Telefonica SA (Spain)	1
		1,295
ELECTRIC UTILITIES—0.3%
49,261	Origin Energy Ltd. (Australia)	207
ELECTRICAL EQUIPMENT—1.0%
1,200	Chiyoda Integre Co. Ltd. (Japan)	19
1,000	Mirai Industry Co. Ltd. (Japan)	12
42,900	Mitsubishi Electric Corp. (Japan)	453
1,111	Nexans SA (France)	107
562	Somfy SA (France)	71
2,200	Takaoka Toko Co. Ltd. (Japan)	32
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
51,000	Xingye Alloy Materials Group Ltd. (Hong Kong)*	$7
5,546	Zumtobel Group AG (Austria)	39
		740
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
2,584	AT&S Austria Technologie & Systemtechnik AG (Austria)*	130
3,400	Celestica Inc. (Canada)*	36
77,905	Datatec Ltd. (South Africa)*	206
10,065	Eroad Ltd. (New Zealand)*	14
1,958	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	14
5,000	Kyosan Electric Manufacturing Co. Ltd. (Japan)	17
320	Nedap NV (Netherlands)	19
2,700	Nihon Denkei Co. Ltd. (Japan)	30
3,800	Osaki Electric Co. Ltd. (Japan)	15
12,592	Rakon Ltd. (New Zealand)*	12
39	Schaffner Holding AG (Switzerland)	12
2,700	Sigma Koki Co. Ltd. (Japan)	30
1,100	SMK Corp. (Japan)	18
2,000	Sun-Wa Technos Corp. (Japan)	21
7,700	Topcon Corp. (Japan)	109
		683
ENERGY EQUIPMENT & SERVICES—0.2%
9,400	Ensign Energy Services Inc. (Canada)*	25
3,900	Pason Systems Inc. (Canada)	47
9,000	PHX Energy Services Corp. (Canada)	42
		114
ENTERTAINMENT—0.0%
3,000	Ateam Inc. (Japan)	17
46,000	IGG Inc. (Singapore)	18
		35
FOOD & STAPLES RETAILING—0.6%
2,000	Axial Retailing Inc. (Japan)	51
24,397	GrainCorp Ltd. (Australia)	147
336	Hawesko Holding AG (Germany)	15
4,247	Kesko OYJ Class B (Finland)	105
2,600	Okuwa Co. Ltd. (Japan)	17
900	The North West Co. Inc. (Canada)	24
4,600	Valor Holdings Co. Ltd. (Japan)	65
		424
FOOD PRODUCTS—1.4%
900	Bourbon Corp. (Japan)	14
39,400	Delfi Ltd. (Singapore)	21
121	Dongwon Industries Co. Ltd. (South Korea)	21
18,055	Finsbury Food Group plc (United Kingdom)	16
42,200	Hap Seng Plantations Holdings BHD (Malaysia)	22
2,497	Industrial Milk Co. (Luxembourg)	9
39,600	Innoprise Plantations BHD (Malaysia)*	13
75,900	JBS SA (Brazil)	469
39,800	Kim Loong Resources BHD (Malaysia)	15
900	Maeil Holdings Co. Ltd. (South Korea)	6
1,245	Nestlé SA (Switzerland)	153
119	Neto ME Holdings Ltd. (Israel)	7
6,397	PGG Wrightson Ltd. (New Zealand)*	18
376,800	PT Salim Ivomas Pratama TBK (Indonesia)	12
12,189	RCL Foods Ltd. (South Africa)	8
27,953	Ridley Corp. Ltd. (Australia)	33
2,400	S Foods Inc. (Japan)	55
1,562	Sajodaerim Corp. (South Korea)	30
103,800	Sarawak Plantation BHD (Malaysia)	51

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
143	Savencia SA (France)	$8
6,284	Seeka Ltd. (New Zealand)	19
		1,000
GAS UTILITIES—1.0%
79,258	APA Group Stapled Security (Australia)	650
4,400	Hiroshima Gas Co. Ltd. (Japan)	11
351	Samchully Co. Ltd. (South Korea)	50
		711
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
4,312	Carl Zeiss Meditec AG (Germany)	629
763	Demant AS (Denmark)*	29
1,100	Fukuda Denshi Co. Ltd. (Japan)	61
11,156	Getinge AB Class B (Sweden)	252
924	Ion Beam Applications (Belgium)	16
5,000	JMS Co. Ltd. (Japan)	22
36	Paul Hartmann AG (Germany)	11
2,102	Sonova Holding AG (Switzerland)	757
4,100	Straumann Holding AG (Switzerland)	555
2,969	Viemed Healthcare Inc. (Canada)*	23
		2,355
HEALTH CARE PROVIDERS & SERVICES—0.2%
494	Ilex Medical Ltd. (Israel)	17
60,000	Ladprao General Hospital NVDR (Thailand)[1]	10
6,322	Oriola Corp. Class A (Finland)	13
951	Oriola OYJ (Finland)	2
63,000	Ratchaphruek Hospital PCL NVDR (Thailand)[1]	11
4,624	Sonic Healthcare Ltd. (Australia)	111
		164
HEALTH CARE TECHNOLOGY—0.0%
2,101	Ascom Holding AG (Switzerland)	16
HOTELS, RESTAURANTS & LEISURE—1.2%
29,802	Aristocrat Leisure Ltd. (Australia)	743
33,800	Berjaya Food BHD (Malaysia)	30
4,523	Betsson AB Class B (Sweden)*	31
4,246	Cie Des Alpes (France)*	75
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	—[x]
50,200	Kimly Ltd. (Singapore)	13
1,274	SkiStar AB (Sweden)	20
		913
HOUSEHOLD DURABLES—0.1%
5	Dom Development SA (Poland)	—
1,500	FJ Next Holdings Co. Ltd. (Japan)	12
1,479	Nikon Corp. (Japan)	17
698	Surteco Group SE (Germany)	17
12,780	Toya SA (Poland)	14
		60
HOUSEHOLD PRODUCTS—0.0%
17,202	McBride plc (United Kingdom)*	3
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.1%
3,220	7C Solarparken AG (Germany)	17
19,709	RWE AG (Germany)	811
		828
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—0.0%
2,561	Industries Qatar QSC (Qatar)	$12
14,034	Qatar Industrial Manufacturing Co QSC (Qatar)	14
		26
INSURANCE—5.6%
11,400	Allianz Malaysia BHD (Malaysia)	33
47,500	Dai-ichi Life Holdings Inc. (Japan)	826
19,800	Japan Post Insurance Co. Ltd. (Japan)	320
15,500	MS&AD Insurance Group Holdings Inc. (Japan)	503
18,177	NN Group NV (Netherlands)	853
7,600	Sompo Holdings Inc. (Japan)	339
18,400	T&D Holdings Inc. (Japan)	208
18,500	Tokio Marine Holdings Inc. (Japan)	1,083
		4,165
INTERNET & DIRECT MARKETING RETAIL—0.0%
11,000	Hai-O Enterprise BHD (Malaysia)*	4
IT SERVICES—1.9%
1,690	B3 Consulting Group AB (Sweden)	23
800	CDS Co. Ltd. (Japan)	11
819	Comarch SA (Poland)	32
48,301	Computershare Ltd. (Australia)	853
4,200	Core Corp. (Japan)	48
266	Digia OYJ (Finland)	2
2,800	Fujitsu Ltd. (Japan)	375
1,300	Himacs Ltd. (Japan)	15
1,800	I-NET Corp. (Japan)	17
1,500	VINX Corp. (Japan)	17
700	Zuken Inc. (Japan)	18
		1,411
LEISURE PRODUCTS—0.3%
30,798	ME Group International plc (United Kingdom)*	38
1,500	Sankyo Co. Ltd. (Japan)	47
3,600	TOMY Co. Ltd. (Japan)	40
707	Trigano SA (France)	69
		194
LIFE SCIENCES TOOLS & SERVICES—1.7%
6,289	Eurofins Scientific SE (France)	491
5,201	Qiagen NV (Netherlands)*	258
1,305	Sartorius Stedim Biotech (France)	522
		1,271
MACHINERY—1.3%
9,100	Aalberts NV (Netherlands)	390
3,623	Andritz AG (Austria)	170
11,508	CNH Industrial NV (Italy)	148
7,300	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	28
268	Exel Industries (France)	13
26,712	Famur SA (Poland)*	19
3,300	Freund Corp. (Japan)	19
54	Groupe Gorge SA (France)*	1
7,500	Hino Motors Ltd. (Japan)*	39
1,300	Nichias Corp. (Japan)	23
8,800	Nippon Thompson Co. Ltd. (Japan)	35
371	Palfinger AG (Austria)	9
81	Prodways Group SA (France)*	—
600	Rix Corp. (Japan)	9
2,200	Tokyo Keiki Inc. (Japan)	22

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
2,600	Torishima Pump Manufacturing Co. Ltd. (Japan)	$26
3,000	Toyo Machinery & Metal Co. Ltd. (Japan)	13
		964
MARINE—3.3%
7,031	American Shipping Co. ASA (Norway)*	29
238	AP Moller - Maersk AS (Denmark)	650
7,393	Belships ASA (Norway)*	14
2,731	Kuehne + Nagel International AG (Switzerland)	735
1,100	Nippon Concept Corp. (Japan)	13
310,200	Samudera Shipping Line Ltd. (Singapore)*	252
115,000	SITC International Holdings Co. Ltd. (Hong Kong)	392
2,303	Western Bulk Chartering AS (Norway)*	13
1,724	Wilson ASA (Norway)	12
6,905	ZIM Integrated Shipping Services Ltd. (Israel)	344
		2,454
MEDIA—0.9%
4,842	Bloomsbury Publishing plc (United Kingdom)	24
1,900	FAN Communications Inc. (Japan)	6
85	GTN Ltd. (Australia)*	—
2,451	HighCo SA (France)	13
2,311	Next Fifteen Communications Group plc (United Kingdom)	29
53,310	NZME Ltd. (New Zealand)	39
302,000	Pico Far East Holdings Ltd. (Hong Kong)	43
6,600	Proto Corp. (Japan)	55
33,805	PRT Co. Ltd. (Australia)*	—[x]
8,968	Publicis Groupe SA (France)	477
		686
METALS & MINING—8.2%
10,100	Algoma Steel Group Inc. (Canada)	93
18,541	Anglo American plc (United Kingdom)	670
22,947	Base Resources Ltd. (Australia)	5
51,103	BHP Group Ltd. (Australia)	1,398
26,296	Boryszew SA (Poland)*	28
12,800	Dundee Precious Metals Inc. (Canada)	62
120,446	Evolution Mining Ltd. (Australia)	222
17,744	Gem Diamonds Ltd. (United Kingdom)	9
15,020	Gerdau SA ADR (Brazil)*,1	71
140,009	Glencore plc (United Kingdom)*	794
74,600	Grange Resources Ltd. (Australia)	59
93,363	Iluka Resources Ltd. (Australia)	634
56,297	Imdex Ltd. (Australia)	72
41,758	Lynas Rare Earths Ltd. (Australia)*	257
26,518	MACA Ltd. (Australia)	19
14,616	Mineral Resources Ltd. (Australia)	557
11,749	New Century Resources Ltd. (Australia)*	14
35,973	Perenti Global Ltd. (Australia)*	14
65,653	Perseus Mining Ltd. (Australia)	78
118,000	PT Petrosea TBK (Indonesia)*	24
93,363	Sierra Rutile Holdings Ltd. (Australia)*	21
237,285	South32 Ltd. (Australia)	647
140	Stalprodukt SA (Poland)	8
9,600	Stelco Holdings Inc. (Canada)	271
5,500	Tree Island Steel Ltd. (Canada)	16
143,000	Xiwang Special Steel Co. Ltd. (Hong Kong)*	3
1,873	Zimplats Holdings Ltd. (Australia)	34
		6,080
COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—0.5%
30,007	Engie SA (France)	$371
1,058	Telecom Plus plc (United Kingdom)	29
		400
OIL, GAS & CONSUMABLE FUELS—8.6%
250,300	ABM Investama TBK PT (Indonesia)	44
171,400	Adaro Energy TBK PT (Indonesia)	38
1,443,900	AKR Corporindo TBK PT (Indonesia)	122
10,400	Bayan Resources TBK PT (Indonesia)	48
33,000	Baytex Energy Corp. (Canada)*	177
14,300	Birchcliff Energy Ltd. (Canada)	110
12,100	Bonterra Energy Corp. (Canada)*	91
7,152	BP plc ADR (United Kingdom)[1]	210
214,500	Bukit Asam TBK PT (Indonesia)	62
13,600	CES Energy Solutions Corp. (Canada)	28
38,800	Crescent Point Energy Corp. (Canada)	307
7,000	Crew Energy Inc. (Canada)*	31
67,210	Eni SpA (Italy)	808
26,800	Equinor ASA (Norway)	1,032
26,200	Gear Energy Ltd. (Canada)	28
3,453	Hargreaves Services plc (United Kingdom)	22
344,350	Horizon Oil Ltd. (Australia)*	34
12,817	International Petroleum Corp. (Canada)*	156
18,000	Kelt Exploration Ltd. (Canada)*	97
6,820	Lubelski Wegiel Bogdanka SA (Poland)	79
20,900	MEG Energy Corp. (Canada)*	288
4,409	New Hope Corp. Ltd. (Australia)	14
55,295	New Zealand Refining Co. Ltd. (New Zealand)*	42
10,529	OMV AG (Austria)	448
8,400	Parex Resources Inc. (Canada)	156
114,000	PetroChina Co. Ltd. (China)	53
3,079	Petroleo Brasileiro SA ADR (Brazil)*,1	44
21,400	Peyto Exploration & Development Corp. (Canada)	241
33,000	Pine Cliff Energy Ltd. (Canada)	47
182,800	PT Indika Energy TBK (Indonesia)*	33
52,200	PT Prima Andalan Mandiri TBK (Indonesia)*	25
29,600	PT United Tractors TBK (Indonesia)	65
37,200	PTT Exploration & Production PCL NVDR (Thailand)*,1	167
16,860	RAK Petroleum plc (United Kingdom)*	21
8,900	Tourmaline Oil Corp. (Canada)	558
26,856	Woodside Energy Group Ltd. (Australia)	606
		6,332
PAPER & FOREST PRODUCTS—0.3%
15,838	Arctic Paper SA (Poland)*	56
2,600	Daiken Corp. (Japan)	38
1,311	Midway Ltd. (Australia)*	1
7,200	Mitsubishi Paper Mills Ltd. (Japan)	16
14,420	Navigator Co. SA (Portugal)	59
25,200	Ta Ann Holdings BHD (Malaysia)	22
25,869	Western Forest Products Inc. (Canada)	30
		222
PERSONAL PRODUCTS—1.0%
4,781	Beiersdorf AG (Germany)	493
35,885	Haleon plc (United Kingdom)*	128
11,679	Haleon plc ADR (United Kingdom)*,1	82
		703
PHARMACEUTICALS—12.5%
15,513	Bayer AG (Germany)	905
28,708	GSK plc (United Kingdom)	603
12,210	GSK plc ADR (United Kingdom)[1]	515

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
1,575	Hikma Pharmaceuticals plc (United Kingdom)	$33
1,436	Ipsen SA (France)	145
4,807	Merck KGaA (Germany)	916
9,519	Novartis AG (Switzerland)	818
15,140	Novo Nordisk AS (Denmark)	1,763
284	Orion OYJ Class A (Finland)	14
9,400	Otsuka Holdings Co. Ltd. (Japan)	336
18,448	Recordati Industria Chimica E Farmaceutica SpA (Italy)	818
6,337	Roche Holding AG (Switzerland)	2,104
5,600	Seikagaku Corp. (Japan)	36
2,024	UCB SA (Belgium)	158
701	Vetoquinol SA (France)	88
		9,252
PROFESSIONAL SERVICES—1.7%
600	Abist Co. Ltd. (Japan)	13
3,529	Brunel International NV (Netherlands)	40
1,745	Impellam Group plc (United Kingdom)*	10
1,100	JAC Recruitment Co. Ltd. (Japan)	16
12,621	Poolia AB (Sweden)	17
5,300	Sigmaxyz Holdings Inc. (Japan)	50
8,500	Space Co. Ltd. (Japan)	58
3,412	SThree plc (United Kingdom)	16
9,715	Wolters Kluwer NV (Netherlands)	1,055
		1,275
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
3,909	Almogim Holdings Ltd. (Israel)*	9
7,700	Daito Trust Construction Co. Ltd. (Japan)	730
21,900	Daiwa House Industry Co. Ltd. (Japan)	541
23,367	Emaar Development PJSC (United Arab Emirates)*	28
228,758	Emaar Properties PJSC (United Arab Emirates)	343
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)	9
998	K Wah International Holdings Ltd. (Hong Kong)	1
75,300	KSL Holdings BHD (Malaysia)*	14
100	Mainstreet Equity Corp. (Canada)*	10
2,077	Melcor Developments Ltd. (Canada)	23
20,963	Modern Land China Co. Ltd. (Hong Kong)	—[x]
11,500	Propnex Ltd. (Singapore)	14
65,500	Swire Pacific Ltd. (Hong Kong)	373
		2,095
ROAD & RAIL—0.4%
2,300	Alps Logistics Co. Ltd. (Japan)	20
1,900	Chilled & Frozen Logistics Holdings Co. Ltd. (Japan)	16
50,609	FirstGroup plc (United Kingdom)*	83
2,800	Sankyu Inc. (Japan)	93
9,300	Seino Holdings Co. Ltd. (Japan)	77
		289
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
700	MegaChips Corp. (Japan)	18
100	SCREEN Holdings Co. Ltd. (Japan)	7
10,572	STMicroelectronics NV (France)	400
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	52
		477
SOFTWARE—1.9%
1,555	Atlassian Corp. plc (Australia)*	325
4,983	Check Point Software Technologies Ltd. (Israel)*	621
97	Esker SA (France)	15
5,400	ISB Corp. (Japan)	42
600	NTT Data Intramart Corp. (Japan)	7
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
1,953	Objective Corp. Ltd. (Australia)	$21
5,096	ReadyTech Holdings Ltd. (Australia)*	12
38,155	Sage Group plc (United Kingdom)	329
13,642	Symbio Holdings Ltd. (Australia)	38
1,801	Telcoware Co. Ltd. (South Korea)	14
		1,424
SPECIALTY RETAIL—0.5%
6,743	Autosports Group Ltd. (Australia)	9
1,100	BMTC Group Inc. (Canada)	12
3,499	Briscoe Group Ltd. (New Zealand)	12
21,823	Carasso Motors Ltd. (Israel)	113
441	Castro Model Ltd. (Israel)*	12
888	Delta Israel Brands Ltd. (Israel)	16
3,391	Frasers Group plc (United Kingdom)*	37
1,100	Himaraya Co. Ltd. (Japan)	8
4,567	Industria de Diseno Textil SA (Spain)	111
6,986	Naturhouse Health SAU (Spain)*	12
70	Samse SA (France)	13
		355
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.5%
5,300	Brother Industries Ltd. (Japan)	99
29,300	Canon Inc. (Japan)	693
1,712	EVS Broadcast Equipment SA (Belgium)	39
7,710	Gefran SpA (Italy)	70
4,600	Maxell Ltd. (Japan)	48
22,000	Ricoh Co. Ltd. (Japan)	177
49,100	Seiko Epson Corp. (Japan)	738
		1,864
TEXTILES, APPAREL & LUXURY GOODS—0.4%
500	Jichodo Co. Ltd. (Japan)	24
94,100	MC Group PCL NVDR (Thailand)[1]	24
1,621	Pandora AS (Denmark)	120
600	Rhythm Co. Ltd. (Japan)	7
42,600	Sabina PCL NVDR (Thailand)[1]	29
55	Swatch Group AG (Switzerland)	15
34,500	Texhong Textile Group Ltd. (Hong Kong)	32
836	Van de Velde NV (Belgium)	32
		283
TRADING COMPANIES & DISTRIBUTORS—1.6%
80,000	APAC Resources Ltd. (Hong Kong)	11
38,601	Ferreycorp SAA (Peru)	20
21,800	Finning International Inc. (Canada)	477
2,900	Gecoss Corp. (Japan)	18
34,252	Howden Joinery Group plc (United Kingdom)	283
2,349	Jacquet Metals SA (France)	42
2,200	Kanaden Corp. (Japan)	18
4,900	Kanematsu Corp. (Japan)	51
800	Nanyo Corp. (Japan)	11
900	NICE Corp. (Japan)	11
2,300	Parker Corp. (Japan)	9
2,651	Rexel SA (France)	47
1,595	TIM SA (Poland)*	9
11,696	Travis Perkins plc (United Kingdom)	150
500	Tsubakimoto Kogyo Co. Ltd. (Japan)	14
		1,171
TRANSPORTATION INFRASTRUCTURE—1.1%
1,087	Grindrod Shipping Holdings Ltd. (Singapore)	20

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—Continued
21,500	Orient Overseas International Ltd. (Hong Kong)	$749
91,000	Qilu Expressway Co. Ltd. (China)	25
		794
WIRELESS TELECOMMUNICATION SERVICES—0.6%
11,400	KDDI Corp. (Japan)	366
1,700	Okinawa Cellular Telephone Co. (Japan)	69
		435
TOTAL COMMON STOCKS
(Cost $70,047)		70,059

PREFERRED STOCKS—2.1%
AUTO COMPONENTS—0.0%
6,114	Schaeffler AG (Germany)	36
AUTOMOBILES—1.1%
5,775	Volkswagen AG (Germany)	817
PREFERRED STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—0.0%
375	LG Electronics Inc. (South Korea)	$13
MACHINERY—0.1%
173	KSB SE & Co. KGaA (Germany)	59
OIL, GAS & CONSUMABLE FUELS—0.9%
100,000	Petroleo Brasileiro SA (Brazil)	660
TOTAL PREFERRED STOCKS
(Cost $1,589)		1,585
TOTAL INVESTMENTS—96.8%
(Cost $71,636)		71,644
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		2,378
TOTAL NET ASSETS—100.0%		$74,022

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$339	$—	$339
Europe	1,300	35,980	—	37,280
Latin America	584	20	—	604
Middle East/Central Asia	965	2,085	—	3,050
North America	3,606	156	—	3,762
Pacific Basin	345	24,678	1	25,024
Preferred Stocks
Europe	—	912	—	912
Latin America	660	—	—	660
Pacific Basin	—	13	—	13
Total Investments in Securities	$7,460	$64,183	$1	$71,644
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Overseas Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2022.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2022 (000s)	Unrealized Gain/(Loss) as of 07/31/2022 (000s)
Common Stocks	$2	$—	$—	$—	$—	$(1)	$—	$—	$1	$(12)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Jaya Bersama Indo TBK PT (Indonesia)*	$ 1	Market Approach	Last Traded Price	IDR 176.00
Modern Land China Co. Ltd. (Hong Kong)	—	Market Approach	Last Traded Price	HKD0.11
$1

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—95.7%
Shares		Value
AEROSPACE & DEFENSE—2.1%
320,786	Hexcel Corp.	$19,411
BANKS—2.0%
278,469	First Interstate BancSystem Inc.	11,356
73,887	Silvergate Capital Corp.*	6,893
		18,249
BIOTECHNOLOGY—7.8%
702,931	Alkermes plc (Ireland)*	17,995
199,400	Ascendis Pharma AS ADR (Denmark)*,1	17,055
216,326	Blueprint Medicines Corp.*	11,045
362,464	Fate Therapeutics Inc.*	11,066
737,379	Ironwood Pharmaceuticals Inc.*	8,443
481,520	Rocket Pharmaceuticals Inc.*	6,982
		72,586
BUILDING PRODUCTS—2.9%
230,045	Advanced Drainage Systems Inc.	27,283
CAPITAL MARKETS—1.0%
366,787	StepStone Group Inc.	9,771
CHEMICALS—3.1%
378,710	Avient Corp.	16,342
482,050	Axalta Coating Systems Ltd. (Bermuda)*	12,157
		28,499
CONSTRUCTION & ENGINEERING—2.2%
538,399	Willscot Mobile Mini Holdings Corp.*	20,788
CONTAINERS & PACKAGING—0.3%
557,829	Ranpak Holdings Corp.*	2,850
ELECTRICAL EQUIPMENT—5.6%
277,955	Atkore Inc.*	27,593
180,219	Encore Wire Corp.	24,955
		52,548
ENTERTAINMENT—2.3%
599,999	Endeavor Group Holdings Inc.*	13,674
134,760	Madison Square Garden Entertainment Corp*	7,847
		21,521
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.6%
586,280	American Assets Trust Inc.	17,723
519,240	Spirit Realty Capital Inc.	23,023
533,360	UMH Properties Inc.	11,366
		52,112
HEALTH CARE EQUIPMENT & SUPPLIES—6.0%
148,640	Haemonetics Corp.*	10,329
64,430	Inspire Medical Systems Inc.*	13,465
252,570	Lantheus Holdings Inc.*	19,377
200,540	Tandem Diabetes Care Inc.*	13,278
		56,449
HEALTH CARE PROVIDERS & SERVICES—5.2%
154,454	Amedisys Inc.*	18,511
881,797	Option Care Health Inc.*	29,629
		48,140
HOTELS, RESTAURANTS & LEISURE—4.7%
104,890	Churchill Downs Inc.	22,006
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
1,580,938	Playa Hotels & Resorts NV (Netherlands)*	$10,845
86,960	Wingstop Inc.	10,973
		43,824
INSURANCE—2.3%
404,512	BRP Group Inc.*	11,152
164,285	Palomar Holdings Inc.*	10,247
		21,399
IT SERVICES—6.2%
673,288	Flywire Corp.*	15,795
619,965	Repay Holdings Corp.*	8,307
395,880	Shift4 Payments Inc.*	14,422
219,278	WNS Holdings Ltd. ADR (India)*,1	19,014
		57,538
LEISURE PRODUCTS—1.2%
152,783	BRP Inc. (Canada)	11,624
LIFE SCIENCES TOOLS & SERVICES—1.5%
25,241	Bio-Rad Laboratories Inc.*	14,217
MACHINERY—5.3%
83,620	Chart Industries Inc.*	16,313
226,384	ITT Inc.	16,986
114,930	Lincoln Electric Holdings Inc.	16,256
		49,555
OIL, GAS & CONSUMABLE FUELS—4.8%
1,168,726	Nextier Oilfield Solutions*	11,652
416,809	Northern Oil And Gas Inc.	12,017
324,100	PDC Energy Inc.	21,290
		44,959
PHARMACEUTICALS—4.0%
1,696,882	Innoviva Inc.*	24,333
232,561	Pacira BioSciences Inc.*	13,154
		37,487
ROAD & RAIL—2.4%
92,820	Saia Inc.*	22,077
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.1%
212,500	Azenta Inc.	14,505
176,544	MaxLinear Inc.*	7,134
138,312	MKS Instruments Inc.	16,348
241,613	Semtech Corp.*	15,060
38,539	Silicon Motion Technology Corp. ADR (Taiwan)[1]	3,288
43,485	SiTime Corp.*	8,087
87,037	SMART Global Holdings Inc.*	1,708
		66,130
SOFTWARE—7.0%
183,640	Blackline Inc.*	11,610
290,920	Braze Inc.*	12,646
166,900	Coupa Software Inc.*	10,918
1,139,809	Samsara Inc.*	16,482
444,200	Smartsheet Inc.*	13,353
		65,009

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.1%
113,480	Five Below Inc.*	$14,420
499,445	National Vision Holdings Inc.*	14,554
		28,974
TOTAL COMMON STOCKS
(Cost $891,763)		893,000
TOTAL INVESTMENTS—95.7%
(Cost $891,763)		893,000
CASH AND OTHER ASSETS, LESS LIABILITIES—4.3%		39,703
TOTAL NET ASSETS—100.0%		$932,703

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—96.9%
Shares		Value
AEROSPACE & DEFENSE—9.1%
767,670	AAR Corp.*	$34,184
831,839	Hexcel Corp.	50,334
376,771	Moog Inc.	32,267
1,005,506	Parsons Corp.*	43,468
93,604	Teledyne Technologies Inc.*	36,637
		196,890
BANKS—10.4%
713,509	Enterprise Financial Services Corp.	33,556
834,193	First Merchants Corp.	34,644
696,437	Heartland Financial USA Inc.	31,270
495,689	South State Corp.	42,020
1,097,932	Trustmark Corp.	35,650
882,467	United Bankshares Inc.	34,187
442,022	United Community Banks	15,042
		226,369
BIOTECHNOLOGY—2.3%
543,741	Emergent BioSolutions Inc.*	18,835
1,184,472	Myriad Genetics Inc.*	31,247
		50,082
CAPITAL MARKETS—6.4%
717,630	Houlihan Lokey Inc.	60,683
478,617	Raymond James Financial Inc.	47,129
528,068	Stifel Financial Corp.	31,584
		139,396
CHEMICALS—4.0%
611,664	Cabot Corp.	45,422
456,246	Scotts Miracle-Gro Co.	40,583
		86,005
COMMERCIAL SERVICES & SUPPLIES—4.5%
920,144	Casella Waste Systems Inc.*	74,486
2,113,446	Steelcase Inc.	23,522
		98,008
CONSUMER FINANCE—1.2%
372,061	FirstCash Holdings Inc.	27,257
ELECTRICAL EQUIPMENT—1.4%
452,714	EnerSys	29,838
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.1%
43,581	CTS Corp.	1,773
174,257	Littelfuse Inc.	48,595
540,430	Methode Electronics Inc.	22,287
402,674	Plexus Corp.*	37,831
958,999	Sanmina Corp.*	44,162
		154,648
ENERGY EQUIPMENT & SERVICES—0.8%
337,328	Core Laboratories NV (Netherlands)	6,389
468,020	DMC Global Inc.*	10,652
		17,041
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.5%
1,163,868	Corporate Office Properties Trust	32,763
1,528,275	Pebblebrook Hotel Trust	29,893
1,043,772	STAG Industrial Inc.	34,215
		96,871
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—3.2%
1,014,925	Darling Ingredients Inc.*	$70,314
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
410,916	CONMED Corp.	40,118
HEALTH CARE PROVIDERS & SERVICES—4.7%
2,202,929	MEDNAX Inc.*	49,919
157,184	Molina Healthcare Inc.*	51,512
		101,431
HOTELS, RESTAURANTS & LEISURE—1.2%
283,167	Cracker Barrel Old Country Store Inc.	26,921
HOUSEHOLD DURABLES—2.1%
522,769	Meritage Homes Corp.*	46,160
INSURANCE—3.4%
555,148	Horace Mann Educators Corp.	19,014
346,747	Reinsurance Group of America Inc.	40,146
466,842	United Fire Group Inc.	15,327
		74,487
IT SERVICES—1.1%
3,868,372	Sabre Corp.*	23,790
MACHINERY—10.4%
468,020	Albany International Corp.	42,716
1,083,215	Altra Industrial Motion Corp.	45,203
684,663	Franklin Electric Co. Inc.	62,181
626,970	SPX Corp.*	37,073
602,833	Timken Co.	39,413
		226,586
OIL, GAS & CONSUMABLE FUELS—0.8%
2,168,196	Archrock Inc.	18,300
PHARMACEUTICALS—3.1%
594,002	Catalent Inc.*	67,182
ROAD & RAIL—1.6%
450,359	Ryder System Inc.	35,272
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.1%
369,706	Advanced Energy Industries Inc.	33,085
330,852	Entegris Inc.	36,360
1,508,259	FormFactor Inc.*	53,634
65,347	Monolithic Power Systems Inc.	30,368
		153,447
SOFTWARE—1.8%
1,374,035	Box Inc.*	39,078
TEXTILES, APPAREL & LUXURY GOODS—1.1%
1,046,127	Wolverine World Wide Inc.	23,506

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.8%
382,069	GATX Corp.	$38,302
TOTAL COMMON STOCKS
(Cost $1,421,692)		2,107,299
TOTAL INVESTMENTS—96.9%
(Cost $1,421,692)		2,107,299
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		67,049
TOTAL NET ASSETS—100.0%		$2,174,348

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Funds
Notes to Portfolios of Investments—July 31, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2022, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Harbor Capital Appreciation Fund	Harbor International Fund
Harbor Convertible Securities Fund	Harbor International Growth Fund
Harbor Core Bond Fund	Harbor International Small Cap Fund
Harbor Core Plus Fund	Harbor Large Cap Value Fund
Harbor Disruptive Innovation Fund	Harbor Mid Cap Fund
Harbor Diversified International All Cap Fund	Harbor Mid Cap Value Fund
Harbor Emerging Markets Equity Fund	Harbor Overseas Fund
Harbor Global Leaders Fund	Harbor Small Cap Growth Fund
Harbor High-Yield Bond Fund	Harbor Small Cap Value Fund

  Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it

Harbor Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadvisor provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadvisor using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Harbor Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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